       Filed with the Securities and Exchange Commission on December 23, 2013


                           Registration No. 333-170468
                      Investment Company Act No. 811-07975

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933



                          Post-EFFECTIVE AMENDMENT NO. 11


                                       And

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940



                                AMENDMENT NO. 139


                    PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7333
    (Address and telephone number of depositor's principal executive offices)

                                SUN-JIN MOON, ESQ.
                    PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-6000
                (Name, address and telephone number of agent for service)

                                   COPIES TO:

                                  LYNN K. STONE
                                  VICE PRESIDENT
                    PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                              NEWARK, NJ 07102-2992
                                  (203) 402-1382


Approximate Date of Proposed Sale to the Public: Continuous

                          -----------------------
It is proposed that this filing become effective: (check appropriate space)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 30, 2013 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ________ pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

              Interest in Individual Variable Annuity Contracts.

                               EXPLANATORY NOTE:


 Registrant is filing this Post-Effective Amendment No. 11 to Registration Statement No. 333-170468 for the purpose of including in the Registration Statement a Prospectus Supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. The Post-Effective Amendment No. 11 incorporates by reference the prospectus dated May 1, 2013 contained in Part A of Post-Effective Amendment No. 10, filed on April 12, 2013.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                      Supplement dated December 30, 2013
             to Prospectuses dated April 29, 2013 and May 1, 2013

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

--------------------------------------------------------------------------------

This supplement describes new portfolios, as well as changes to certain other portfolios, of the Advanced Series Trust ("AST"). Please note, not all portfolio changes described below may be applicable to your Annuity.

NEW AST PORTFOLIOS
------------------

AST BOND PORTFOLIO 2025. Effective on or about January 2, 2014, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of your prospectus of the following Annuity prospectuses is hereby amended to include the name of this new Portfolio:

      . Prudential Premier(R) Retirement Variable Annuities B, C, L, and X Series (for contracts issued prior to February 25, 2013)

      . Prudential Premier Advisor(R) Variable Annuity (for contracts issued prior to February 25,2013)

      .   Prudential Premier B, L, and X Series

      .   Prudential Premier Bb Series

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO. Effective on or about February 10, 2014, a variable investment option that invests in this Portfolio will be added as a Sub-account to your Annuity. If you do not currently own an
                                                       ------
optional living benefit, you are permitted to allocate Purchase Payments (if permitted under your Annuity) and make transfers both to and from this variable investment option. If you currently own an optional living benefit, this variable investment option is not available to you. The inside front cover of your prospectus of the following Annuity prospectuses is hereby amended to include the name of this new Portfolio:

      . Prudential Premier(R) Retirement Variable Annuities B, C, and L Series (for contracts issued on or after February 25, 2013 through February 7, 2014)

      .   Prudential Premier(R) Retirement Variable Annuity

      .   Prudential Premier(R) Advisor(R) Variable Annuity

OTHER PORTFOLIO CHANGES
-----------------------

All changes described below are effective on or about February 10, 2014.

AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO. This Portfolio will restate its underlying mutual fund portfolio annual expenses to reflect the addition of a management fee waiver as shown in the chart below.

AST FIRST TRUST BALANCED TARGET PORTFOLIO. This Portfolio will be changing its name to the AST FI PYRAMIS(R) QUANTITATIVE PORTFOLIO. Also, Pyramis Global Advisors, LLC, a Fidelity Investments Company, will replace First Trust Advisors L.P. as the subadvisor to the Portfolio.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO. Subject to shareholder approval on or about January 15, 2014, this Portfolio will be merged with the AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO. All references to the AST Goldman Sachs Concentrated Growth Portfolio and corresponding variable investment option should be disregarded.

GENPRODSUP2

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO. This Portfolio will be adding a new subadvisor, Parametric Portfolio Associates LLC to the Portfolio. Please see the table below titled "Investment Objectives/Policies."

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                                            Broker              Total                      Net
                                                                  Dividend Fees and Acquired   Annual   Contractual Fee  Annual
                                                     Distribution Expense  Expenses Portfolio Portfolio    Waiver or      Fund
Underlying                     Management  Other       (12b-1)    on Short on Short  Fees &   Operating     Expense     Operating
Portfolio                         Fees    Expenses       Fees      Sales    Sales   Expenses  Expenses   Reimbursement  Expenses
----------                     ---------- --------   ------------ -------- -------- --------- --------- --------------- ---------
AST Bond Portfolio 2025.......    0.63%     0.05%/1/     0.10%      0.00%    0.00%    0.00%     0.78%         0.00%       0.78%
AST FI Pyramis(R) Asset
  Allocation Portfolio........    0.82%     0.06%        0.10%      0.00%    0.00%    0.00%     0.98%        0.018%       0.96%
AST FI Pyramis(R)
  Quantitative Portfolio......    0.81%     0.02%        0.10%      0.00%    0.00%    0.00%     0.93%        0.019%/2/    0.91%
AST Loomis Sayles Large-Cap
  Growth Portfolio............    0.87%     0.02%        0.10%      0.00%    0.00%    0.00%     0.99%         0.06%/3/    0.93%
AST New Discovery Asset
  Allocation Portfolio........    0.83%     0.11%        0.10%      0.00%    0.00%    0.00%     1.04%        0.009%/4/    1.03%
AST T. Rowe Price Growth
  Opportunities Portfolio.....    0.88%     0.03%/5/     0.10%      0.00%    0.00%    0.00%     1.01%         0.00%       1.01%

Pyramis is a registered service mark of FMR LLC. Used under license.

/1/ The Portfolio will commence operations on or about January 2, 2014. Estimate based in part on assumed average daily net assets of $300 million for the Portfolio for the fiscal period ending December 31, 2014.
/2/ The Investment Managers have contractually agreed to waive 0.019% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/3/ The Investment Managers have contractually agreed to waive 0.06% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/4/ The Investment Managers have contractually agreed to waive 0.009% of their investment management fee through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
/5/ The Portfolio will commence operations on or about February 10, 2014. Estimate based in part on assumed average daily net assets of $750 million for the Portfolio for the fiscal period ending December 31, 2014.

In the section titled, "Investment Options," we add the following summary descriptions for certain Portfolios described above to the Investment Objectives/Policies table as follows:

                                                                                                PORTFOLIO
STYLE/                                                                                           ADVISOR/
TYPE                                INVESTMENT OBJECTIVES/POLICIES                             SUBADVISOR(S)
------        ---------------------------------------------------------------------------- ----------------------
FIXED INCOME  AST BOND PORTFOLIO 2025: seeks the highest total return for a specific       Prudential Investment
              period of time, consistent with the preservation of capital and liquidity      Management, Inc.
              needs. Total return is comprised of current income and capital appreciation. Under normal market conditions, the Portfolio invests at least 80% of its investable assets in bonds. The Portfolio is designed to meet the parameters established to support certain living benefits for variable annuities that mature on December 31, 2025. Please note that you may not make purchase payments and contract owner initiated transfers to this Portfolio, and that this Portfolio is available only with certain living benefits.

GENPRODSUP2

                                                                                                      PORTFOLIO
STYLE/                                                                                                 ADVISOR/
TYPE                                    INVESTMENT OBJECTIVES/POLICIES                              SUBADVISOR(S)
------            --------------------------------------------------------------------------- ---------------------------

ASSET ALLOCATION  AST FI PYRAMIS(R) QUANTITATIVE PORTFOLIO (formerly AST First Trust           Pyramis Global Advisors,
                  Balanced Target Portfolio): seeks long-term capital growth balanced by      LLC a Fidelity Investments
                  current income. The portfolio invests, under normal circumstances,                   Company
                  65% of its net assets in equities (US and non-US) and 35% of its net assets in fixed income (investment grade and below investment grade).
                  The Portfolio will invest in a mix of actively managed quantitative strategies as well as index exposures. The actively managed underlying components will seek to add value through bottom-up security selection. The subadvisor will also seek to add value through active allocation driven by the portfolio management team's evolving secular, cyclical and tactical views of the markets.

LARGE-CAP GROWTH  AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO: seeks capital                      Loomis, Sayles &
                  growth. Income realization is not an investment objective and any                 Company, L.P.
                  income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in common stocks of large companies that are selected for their growth potential. Large capitalization companies are companies with market capitalizations within the market capitalization range of the Russell 1000(R) Growth Index. The Portfolio
                  Manager employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. The portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.

ASSET ALLOCATION  AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO: seeks total return.             Bradford & Marzec LLC;
                  Total return is comprised of capital appreciation and income. Under            Brown Advisory, LLC;
                  normal circumstances, approximately 70% of the Portfolio's assets are            C.S. McKee, LP;
                  allocated to a combination of domestic and international equity               EARNEST Partners, LLC;
                  strategies and approximately 30% of the Portfolio's assets are allocated    Epoch Investment Partners,
                  to certain foreign and domestic fixed income investment strategies. A       Inc.; Parametric Portfolio
                  portion of the Portfolio may be invested in below investment grade           Associates LLC; Security
                  bonds, commonly known as "junk bonds".                                      Investors, LLC; Thompson,
                                                                                                Siegel & Walmsley LLC

ASSET ALLOCATION  AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO: seeks a high              T. Rowe Price Associates,
                  level of total return by investing primarily in a diversified portfolio of      Inc./T. Rowe Price
                  equity and fixed income securities. The Portfolio invests, under normal        International, Ltd.
                  circumstances, approximately 85% of its total assets in equity securities and 15% in fixed income securities. The Portfolio's subadvisor will concentrate on common stock investments in larger, more established companies, but the subadvisor may also invest in small and medium-
                  sized companies. Up to 40% of the equity portion may be invested in foreign (non-US dollar denominated) equity securities. The fixed income portion of the Portfolio will be allocated among investment grade securities; high yield or "junk" bonds; foreign (non-US dollar denominated) high quality debt securities and emerging market securities; and cash reserves.

Pyramis is a registered service mark of FMR LLC. Used under license.

GENPRODSUP2

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                 May 1, 2013, as Supplemented December 30, 2013


       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS


This variable annuity contract is issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $10,000. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2013, as supplemented.


To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                                TABLE OF CONTENTS


                                                                Page
                                                                ----
             Company...........................................   2
             Experts...........................................   2
             Principal Underwriter.............................   2
             Payments Made to Promote Sale of Our Products.....   2
             Determination of Accumulation Unit Values.........   3
             Separate Account Financial Information............  A1
             Company Financial Information.....................  B1


            Pruco Life Insurance                      Prudential Annuity
                  Company                               Service Center
               Of New Jersey                            P.O. Box 7960
           213 Washington Street                        Philadelphia,
           Newark, NJ 07102-2992                      Pennsylvania 19176
                                                 Telephone: (888) PRU-2888


The Prudential Premier(R) Retirement Variable Annuity is a service mark of The Prudential Insurance Company of America.

                                     COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                     EXPERTS

The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2012 and for each of the two years in the period then ended December 31, 2012, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.


                              PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers the Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuity through licensed insurance producers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual variable annuities issued through the separate account, PAD received commissions of $106,497,788, $97,819,083, and $73,455,927, in 2012, 2011, and 2010, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuity according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay to its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuity and the amount of time that the Annuity has been in effect.

                  PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

     . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm.

     . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey annuity products sold through the firm.

     . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences(national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2012) received payment with respect to annuity business during 2012 (or as to which a payment amount was accrued during 2012). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2012, the least amount paid, and greatest amount paid, were $450.00 and $6,788,299.04, respectively.




                    DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for that Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next.

The net investment factor for a Valuation Period is {(a) divided by (b)}, less
(c), where:

(a)      is the net result of:
(1) the net asset value per share of the underlying mutual fund shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying mutual fund, plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)      is the net result of:
(1) the net asset value per share of the underlying mutual fund shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying mutual fund, plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(c) is the Insurance Charge corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in the Sub-accounts at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

To the extent there are benefit options under the Annuity that carry a specific asset-based charge, we maintain a unique unit value corresponding to each such annuity feature. Please see Appendix A in the prospectus for the accumulation unit values as of December 31, 2012.

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                             SUBACCOUNTS
                                             --------------------------------------------------------------------------

                                              PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                             MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                              PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                             ------------ ---------------- ----------------- -----------  --------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                             -----------    -----------       -----------    -----------   -----------
  Net Assets................................ $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                             ===========    ===========       ===========    ===========   ===========

NET ASSETS, representing:
  Accumulation units........................ $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                             -----------    -----------       -----------    -----------   -----------
                                             $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                             ===========    ===========       ===========    ===========   ===========

  Units outstanding.........................  12,368,609     10,432,889         9,808,349     12,843,377     5,736,847
                                             ===========    ===========       ===========    ===========   ===========

  Portfolio shares held.....................   1,540,075      2,150,648           759,981      1,571,764     4,035,009
  Portfolio net asset value per share....... $     10.00    $     11.88       $     26.81    $     18.07   $      5.26
  Investment in portfolio shares, at cost... $15,400,747    $23,884,603       $20,462,994    $30,181,131   $21,400,447

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                             SUBACCOUNTS
                                             --------------------------------------------------------------------------

                                              PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                             MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                              PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                             ------------ ---------------- ----------------- -----------  --------------
                                              01/01/2012     01/01/2012       01/01/2012      01/01/2012    01/01/2012
                                                  TO             TO               TO              TO            TO
                                              12/31/2012     12/31/2012       12/31/2012      12/31/2012    12/31/2012
                                             ------------ ---------------- ----------------- -----------  --------------
INVESTMENT INCOME
  Dividend income........................... $     2,180    $ 1,141,701       $   124,434    $   284,698   $ 1,485,527
                                             -----------    -----------       -----------    -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     246,961        364,804           299,043        426,612       315,652
                                             -----------    -----------       -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)................    (244,781)       776,897          (174,609)      (141,914)    1,169,875
                                             -----------    -----------       -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......           0      1,139,718                 0              0             0
  Realized gain (loss) on shares
   redeemed.................................           0        255,645           (25,831)      (455,486)      (80,810)
  Net change in unrealized gain (loss) on
   investments..............................           0        121,486         2,600,794      4,147,124     1,483,484
                                             -----------    -----------       -----------    -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS..............           0      1,516,849         2,574,963      3,691,638     1,402,674
                                             -----------    -----------       -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $  (244,781)   $ 2,293,746       $ 2,400,354    $ 3,549,724   $ 2,572,549
                                             ===========    ===========       ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------

  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

   12,163,692     3,127,004   11,490,600     1,447,624       1,239,510      2,698,038       4,530,883           2,872,755
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

      660,227       284,879      877,994       238,967         132,211        289,397         301,085             192,263
  $     35.65    $    19.57  $     26.98    $    18.56      $    13.90     $    22.27      $    30.14          $    26.45
  $21,526,528    $5,471,654  $20,097,455    $3,918,005      $1,779,458     $5,715,445      $7,370,095          $4,978,064


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
   01/01/2012    01/01/2012   01/01/2012    01/01/2012      01/01/2012     01/01/2012      01/01/2012          01/01/2012
       TO            TO           TO            TO              TO             TO              TO                  TO
   12/31/2012    12/31/2012   12/31/2012    12/31/2012      12/31/2012     12/31/2012      12/31/2012          12/31/2012
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
  $   415,771    $   89,939  $    39,056    $   27,486      $   22,345     $  139,979      $   88,593          $   28,653
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------


      354,630        80,315      356,134        62,666          24,376         91,428         128,904              73,058
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

       61,141         9,624     (317,078)      (35,180)         (2,031)        48,551         (40,311)            (44,405)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

       73,521             0            0       228,962               0              0               0              89,288

      348,859       (10,604)     592,328        64,391          (2,769)        78,505         204,223              (6,820)

    2,762,567       815,282    3,102,356       349,869         277,759        819,802         912,898             780,632
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

    3,184,947       804,678    3,694,684       643,222         274,990        898,307       1,117,121             863,100
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

  $ 3,246,088    $  814,302  $ 3,377,606    $  608,042      $  272,959     $  946,858      $1,076,810          $  818,695
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                           SUBACCOUNTS
                                             ----------------------------------------------------------------------
                                              JANUS ASPEN                                           FTVIP FRANKLIN
                                               OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                              PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                             INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                                SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                             ------------- ------------- ------------- ----------  -----------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                              ----------    ----------    ----------   ----------     ----------
  Net Assets................................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                              ==========    ==========    ==========   ==========     ==========

NET ASSETS, representing:
  Accumulation units........................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                              ----------    ----------    ----------   ----------     ----------
                                              $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                              ==========    ==========    ==========   ==========     ==========

  Units outstanding.........................   2,538,273       852,060     3,081,086    1,041,468      1,402,007
                                              ==========    ==========    ==========   ==========     ==========

  Portfolio shares held.....................     225,401        73,326       204,570      355,471        128,466
  Portfolio net asset value per share.......  $    37.96    $    21.84    $    28.83   $     6.52     $    21.04
  Investment in portfolio shares, at cost...  $7,389,136    $1,283,275    $4,806,175   $2,329,949     $2,663,090

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                           SUBACCOUNTS
                                             ----------------------------------------------------------------------
                                              JANUS ASPEN                                           FTVIP FRANKLIN
                                               OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                              PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                             INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                                SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                             ------------- ------------- ------------- ----------  -----------------
                                              01/01/2012    01/01/2012    01/01/2012   01/01/2012     01/01/2012
                                                  TO            TO            TO           TO             TO
                                              12/31/2012    12/31/2012    12/31/2012   12/31/2012     12/31/2012
                                             ------------- ------------- ------------- ----------  -----------------
INVESTMENT INCOME
  Dividend income...........................  $   59,768    $   12,894    $        0   $   45,961     $        0
                                              ----------    ----------    ----------   ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     120,813        22,879        83,026       33,573         38,481
                                              ----------    ----------    ----------   ----------     ----------

NET INVESTMENT INCOME (LOSS)................     (61,045)       (9,985)      (83,026)      12,388        (38,481)
                                              ----------    ----------    ----------   ----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......     915,648             0             0            0        198,220
  Realized gain (loss) on shares
   redeemed.................................     203,028        45,260       129,543      (25,601)         7,673
  Net change in unrealized gain (loss) on
   investments..............................     (74,237)      206,058       834,252      303,551         75,483
                                              ----------    ----------    ----------   ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS..............   1,044,439       251,318       963,795      277,950        281,376
                                              ----------    ----------    ----------   ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $  983,394    $  241,333    $  880,769   $  290,338     $  242,895
                                              ==========    ==========    ==========   ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL
                            ALLIANCEBERNSTEIN PRUDENTIAL                      SP PRUDENTIAL PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP    SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B      PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

   2,215,043     1,842,533       671,147       4,681,532        354,179         3,841,916     1,850,761      1,533,494
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

     252,111       194,962        15,048         670,748         14,896         1,005,790       498,555        358,643
  $    15.93    $    10.93      $  30.38      $    13.70       $  26.13        $     8.43    $     5.30     $     6.62
  $3,427,540    $2,159,721      $429,619      $8,319,087       $304,117        $7,259,235    $3,096,296     $2,904,011


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL
                            ALLIANCEBERNSTEIN PRUDENTIAL                      SP PRUDENTIAL PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP    SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B      PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  01/01/2012    01/01/2012     01/01/2012     01/01/2012      01/01/2012       01/01/2012    01/01/2012     01/01/2012
      TO            TO             TO             TO              TO               TO            TO             TO
  12/31/2012    12/31/2012     12/31/2012     12/31/2012      12/31/2012       12/31/2012    12/31/2012     12/31/2012
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  $        0    $   34,916      $    145      $   43,998       $  1,886        $   37,960    $   17,839     $   67,583
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------


      57,052        30,093         6,848         149,992          7,106           142,745        42,511         39,548
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     (57,052)        4,823        (6,703)       (105,994)        (5,220)         (104,785)      (24,672)        28,035
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     142,038       128,020             0               0          7,934           654,025             0              0
      82,708         5,966         4,568          77,414         24,779           319,389      (172,428)      (250,350)

     204,349        97,350        71,759       1,310,579         38,273           445,233       695,469        577,066
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     429,095       231,336        76,327       1,387,993         70,986         1,418,647       523,041        326,716
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

  $  372,043    $  236,159      $ 69,624      $1,281,999       $ 65,766        $1,313,862    $  498,369     $  354,751
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                   AST                          AST SCHRODERS                 AST J.P. MORGAN
                                              GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &     STRATEGIC
                                                LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY  OPPORTUNITIES
                                             VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                             --------------- ---------------- ----------------- ------------- ---------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                               -----------      ----------      ------------     -----------   ------------
  Net Assets................................   $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                               ===========      ==========      ============     ===========   ============

NET ASSETS, representing:
  Accumulation units........................   $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                               -----------      ----------      ------------     -----------   ------------
                                               $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                               ===========      ==========      ============     ===========   ============

  Units outstanding.........................     1,312,699               0        14,548,632       1,350,938     12,551,418
                                               ===========      ==========      ============     ===========   ============

  Portfolio shares held.....................       840,209               0        11,845,407       2,565,429     10,281,986
  Portfolio net asset value per share.......   $     17.62      $        0      $      13.83     $      7.34   $      14.05
  Investment in portfolio shares, at cost...   $13,182,391      $        0      $155,268,094     $17,216,407   $133,529,218

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                               SUBACCOUNTS
                                             -------------------------------------------------------------------------------
                                                   AST                          AST SCHRODERS                 AST J.P. MORGAN
                                              GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &     STRATEGIC
                                                LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY  OPPORTUNITIES
                                             VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                             --------------- ---------------- ----------------- ------------- ---------------
                                               01/01/2012       01/01/2012       01/01/2012      01/01/2012     01/01/2012
                                                   TO               TO               TO              TO             TO
                                               12/31/2012      05/04/2012**      12/31/2012      12/31/2012     12/31/2012
                                             --------------- ---------------- ----------------- ------------- ---------------
INVESTMENT INCOME
  Dividend income...........................   $   129,065      $        0      $  2,814,567     $   195,658   $  1,716,155
                                               -----------      ----------      ------------     -----------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................       199,329          85,753         2,409,691         251,562      1,959,776
                                               -----------      ----------      ------------     -----------   ------------

NET INVESTMENT INCOME (LOSS)................       (70,264)        (85,753)          404,876         (55,904)      (243,621)
                                               -----------      ----------      ------------     -----------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......             0               0                 0               0              0
  Realized gain (loss) on shares
   redeemed.................................       207,666       1,719,868           649,719         351,957        952,250
  Net change in unrealized gain (loss) on
   investments..............................     1,644,817        (604,836)        9,970,290       1,237,297      8,423,788
                                               -----------      ----------      ------------     -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS..............     1,852,483       1,115,032        10,620,009       1,589,254      9,376,038
                                               -----------      ----------      ------------     -----------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 1,782,219      $1,029,279      $ 11,024,885     $ 1,533,350   $  9,132,417
                                               ===========      ==========      ============     ===========   ============

** Date subaccount was no longer available for investment.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  AST GOLDMAN
                                AST FEDERATED                                        SACHS         AST GOLDMAN
 AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
--------------- -------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------

  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------
  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------
  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

    1,193,778      1,737,157       1,223,055         778,074         726,993        1,312,965        1,659,188        1,417,423
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

    1,436,497      2,818,604       1,511,308         733,736         592,737          507,599        4,144,874        1,040,462
  $      9.53    $      7.66     $      9.63      $    13.41      $    14.92      $     31.34      $      5.25      $     14.20
  $12,800,065    $20,508,783     $13,646,030      $8,738,835      $7,829,268      $14,127,662      $20,978,804      $14,393,564


                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  AST GOLDMAN
                                AST FEDERATED                                        SACHS         AST GOLDMAN
 AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
--------------- -------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
  01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012       01/01/2012       01/01/2012      01/01/2012
      TO              TO              TO              TO              TO               TO               TO              TO
  12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012       12/31/2012       12/31/2012      12/31/2012
--------------- -------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
  $   116,991    $ 1,033,431     $         0      $   37,060      $   30,797      $    30,786      $         0      $   353,461
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------


      187,773        296,837         212,143         144,392         129,414          212,584          288,568          168,021
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

      (70,782)       736,594        (212,143)       (107,332)        (98,617)        (181,798)        (288,568)         185,440
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

            0              0               0          32,967               0                0        1,788,797                0

       80,094        198,589         297,998         217,403         186,176          394,306          288,440          (56,104)

      907,248        970,177       1,502,577         959,471         877,635        1,585,979          535,464        1,321,717
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

      987,342      1,168,766       1,800,575       1,209,841       1,063,811        1,980,285        2,612,701        1,265,613
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

  $   916,560    $ 1,905,360     $ 1,588,432      $1,102,509      $  965,194      $ 1,798,487      $ 2,324,133      $ 1,451,053
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                             AST NEUBERGER
                                             AST LORD ABBETT   AST MARSICO                   AST NEUBERGER   BERMAN / LSV
                                                CORE FIXED    CAPITAL GROWTH AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE
                                             INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO
                                             ---------------- -------------- -------------- ---------------- -------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                               -----------     -----------    -----------     -----------     -----------
  Net Assets................................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                               ===========     ===========    ===========     ===========     ===========

NET ASSETS, representing:
  Accumulation units........................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                               -----------     -----------    -----------     -----------     -----------
                                               $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                               ===========     ===========    ===========     ===========     ===========

  Units outstanding.........................     3,352,512       2,543,256        893,995       1,510,695       1,288,697
                                               ===========     ===========    ===========     ===========     ===========

  Portfolio shares held.....................     3,582,112       1,405,045        963,976         799,566         929,910
  Portfolio net asset value per share.......   $     11.50     $     21.36    $     11.17     $     24.41     $     16.95
  Investment in portfolio shares, at cost...   $40,001,857     $27,942,247    $ 9,738,480     $18,065,049     $14,132,111

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                                                             AST NEUBERGER
                                             AST LORD ABBETT   AST MARSICO                   AST NEUBERGER   BERMAN / LSV
                                                CORE FIXED    CAPITAL GROWTH AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE
                                             INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO
                                             ---------------- -------------- -------------- ---------------- -------------
                                                01/01/2012      01/01/2012     01/01/2012      01/01/2012     01/01/2012
                                                    TO              TO             TO              TO             TO
                                                12/31/2012      12/31/2012     12/31/2012      12/31/2012     12/31/2012
                                             ---------------- -------------- -------------- ---------------- -------------
INVESTMENT INCOME
  Dividend income...........................   $   358,091     $    97,729    $         0     $         0     $   124,483
                                               -----------     -----------    -----------     -----------     -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................       510,349         449,884        134,732         270,677         223,781
                                               -----------     -----------    -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS)................      (152,258)       (352,155)      (134,732)       (270,677)        (99,298)
                                               -----------     -----------    -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......       851,791               0              0               0               0
  Realized gain (loss) on shares
   redeemed.................................       218,595         673,619        203,666         384,771         227,472
  Net change in unrealized gain (loss) on
   investments..............................       321,933       1,569,539        890,109       1,045,463       1,438,918
                                               -----------     -----------    -----------     -----------     -----------

NET GAIN (LOSS) ON INVESTMENTS..............     1,392,319       2,243,158      1,093,775       1,430,234       1,666,390
                                               -----------     -----------    -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 1,240,061     $ 1,891,003    $   959,043     $ 1,159,557     $ 1,567,092
                                               ===========     ===========    ===========     ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                 AST T. ROWE                AST T. ROWE   AST T. ROWE
   AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET                     AST JPMORGAN    AST T. ROWE
LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL    PRICE GLOBAL
 BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO
---------------- ------------ ------------ ------------- ------------  ---------------- ---------------- --------------

  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------
  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------
  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

    1,960,957      1,858,286      566,643     2,964,339    45,661,822      1,168,557        1,787,971       1,571,463
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

    2,012,457      2,188,342      523,562     1,520,300    28,877,399      1,244,019          890,058       1,579,211
  $     10.58    $      9.50   $    13.60   $     19.70  $      19.07    $     11.87      $     22.20     $     11.19
  $21,317,450    $18,877,996   $6,539,855   $30,326,997  $505,981,779    $12,836,854      $17,466,766     $17,520,676


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                 AST T. ROWE                AST T. ROWE   AST T. ROWE
   AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET                     AST JPMORGAN    AST T. ROWE
LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL    PRICE GLOBAL
 BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO
---------------- ------------ ------------ ------------- ------------  ---------------- ---------------- --------------
   01/01/2012     01/01/2012   01/01/2012   01/01/2012    01/01/2012      01/01/2012       01/01/2012      01/01/2012
       TO             TO           TO           TO            TO              TO               TO              TO
   12/31/2012     12/31/2012   12/31/2012   12/31/2012    12/31/2012      12/31/2012       12/31/2012      12/31/2012
---------------- ------------ ------------ ------------- ------------  ---------------- ---------------- --------------
  $   258,485    $    25,073   $   41,348   $   108,212  $  5,116,398    $   121,058      $   280,999     $   361,781
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------


      329,353        244,565       95,332       445,804     6,933,632        190,325          276,841         248,388
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      (70,868)      (219,492)     (53,984)     (337,592)   (1,817,234)       (69,267)           4,158         113,393
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      633,956              0            0             0     3,244,064              0                0         251,729

       (8,495)       272,418      210,908      (938,086)    3,780,200        243,678           47,047          31,346

       44,946      1,711,409      534,982     1,295,662    34,237,999      1,903,728        2,750,619         118,159
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      670,407      1,983,827      745,890       357,576    41,262,263      2,147,406        2,797,666         401,234
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

  $   599,539    $ 1,764,335   $  691,906   $    19,984  $ 39,445,029    $ 2,078,139      $ 2,801,824     $   514,627
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                           SUBACCOUNTS
                                             -----------------------------------------------------------------------
                                                                            AST ACADEMIC                    AST
                                              AST WELLINGTON  AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION
                                                MANAGEMENT    GROWTH ASSET     ASSET         ASSET         ASSET
                                                  HEDGED       ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                             EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ------------  ------------  ------------  ------------
ASSETS
  Investment in the portfolios, at fair
   value....................................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                               -----------    ------------  ------------  ------------  ------------
  Net Assets................................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                               ===========    ============  ============  ============  ============

NET ASSETS, representing:
  Accumulation units........................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                               -----------    ------------  ------------  ------------  ------------
                                               $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                               ===========    ============  ============  ============  ============

  Units outstanding.........................     4,100,061      29,647,790    30,992,629    45,923,327    36,655,273
                                               ===========    ============  ============  ============  ============

  Portfolio shares held.....................     4,015,071      29,557,840    30,513,797    45,369,338    35,422,409
  Portfolio net asset value per share.......   $      9.95    $      11.42  $      11.43  $      11.73  $      12.05
  Investment in portfolio shares, at cost...   $37,520,076    $310,927,252  $320,394,491  $491,616,071  $407,149,474

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                           SUBACCOUNTS
                                             -----------------------------------------------------------------------
                                                                            AST ACADEMIC                    AST
                                              AST WELLINGTON  AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION
                                                MANAGEMENT    GROWTH ASSET     ASSET         ASSET         ASSET
                                                  HEDGED       ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                             EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ---------------- ------------  ------------  ------------  ------------
                                                01/01/2012     01/01/2012    01/01/2012    01/01/2012    01/01/2012
                                                    TO             TO            TO            TO            TO
                                                12/31/2012     12/31/2012    12/31/2012    12/31/2012    12/31/2012
                                             ---------------- ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividend income...........................   $    74,461    $  2,300,420  $  3,069,302  $  4,228,995  $  3,813,902
                                               -----------    ------------  ------------  ------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................       480,906       5,041,229     5,552,386     7,788,468     5,950,363
                                               -----------    ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)................      (406,445)     (2,740,809)   (2,483,084)   (3,559,473)   (2,136,461)
                                               -----------    ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......             0               0             0    13,537,034    19,769,310
  Realized gain (loss) on shares
   redeemed.................................       256,583       4,530,791     3,262,162     5,104,906     1,988,511
  Net change in unrealized gain (loss) on
   investments..............................     2,226,379      25,645,314    27,729,344    26,157,340     6,895,289
                                               -----------    ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS..............     2,482,962      30,176,105    30,991,506    44,799,280    28,653,110
                                               -----------    ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $ 2,076,517    $ 27,435,296  $ 28,508,422  $ 41,239,807  $ 26,516,649
                                               ===========    ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST FIRST        AST FIRST                 AST T. ROWE
   TRUST        TRUST CAPITAL     AST          PRICE                      AST                          AST
  BALANCED      APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL
   TARGET          TARGET      STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE
 PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO
------------    ------------- ------------  -----------  -----------  -----------  -------------- -------------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
============    ============  ============  ===========  ===========  ===========   ============   ==========

$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
============    ============  ============  ===========  ===========  ===========   ============   ==========

  21,669,843      19,406,256    31,622,440    2,773,359    2,056,152    1,035,622     21,224,806      705,540
============    ============  ============  ===========  ===========  ===========   ============   ==========

  24,245,171      21,733,489    31,453,157    2,419,091   19,916,588      612,141     19,765,827      480,951
$      10.23    $      10.22  $      12.08  $     14.31  $      1.00  $     22.66   $      12.52   $    15.36
$232,690,882    $209,194,834  $349,653,304  $31,423,316  $19,916,588  $12,459,763   $238,583,310   $6,916,786


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST FIRST        AST FIRST                 AST T. ROWE
   TRUST        TRUST CAPITAL     AST          PRICE                      AST                          AST
  BALANCED      APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL
   TARGET          TARGET      STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE
 PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO
------------    ------------- ------------  -----------  -----------  -----------  -------------- -------------
 01/01/2012      01/01/2012    01/01/2012   01/01/2012    01/01/2012   01/01/2012    01/01/2012    01/01/2012
     TO              TO            TO           TO            TO           TO            TO            TO
 12/31/2012      12/31/2012    12/31/2012   12/31/2012    12/31/2012   12/31/2012    12/31/2012    12/31/2012
------------    ------------- ------------  -----------  -----------  -----------  -------------- -------------
$  3,762,850    $  2,212,537  $  3,698,718  $         0  $     1,892  $         0   $  5,301,988   $  133,328
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------


   3,387,700       2,953,939     4,824,454      450,257      333,708      200,792      3,457,513      106,704
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

     375,150        (741,402)   (1,125,736)    (450,257)    (331,816)    (200,792)     1,844,475       26,624
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

           0               0       978,632            0            0            0      2,122,034            0
   1,121,650       1,325,613     2,685,004      595,258            0      232,825      1,368,839      (88,699)

  12,984,047      13,624,196    25,417,674    2,690,050            0      828,600      9,112,176      833,703
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

  14,105,697      14,949,809    29,081,310    3,285,308            0    1,061,425     12,603,049      745,004
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

$ 14,480,847    $ 14,208,407  $ 27,955,574  $ 2,835,051  $  (331,816) $   860,633   $ 14,447,524   $  771,628
============    ============  ============  ===========  ===========  ===========   ============   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                           SUBACCOUNTS
                                             -----------------------------------------------------------------------
                                                  AST
                                             INTERNATIONAL     NVIT     AST INVESTMENT   AST WESTERN
                                                GROWTH      DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND
                                               PORTFOLIO   MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018
                                             ------------- ------------ -------------- --------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                              -----------    --------    ------------    -----------    -----------
  Net Assets................................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                              ===========    ========    ============    ===========    ===========

NET ASSETS, representing:
  Accumulation units........................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                              -----------    --------    ------------    -----------    -----------
                                              $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                              ===========    ========    ============    ===========    ===========

  Units outstanding.........................    1,205,057      44,357      20,928,766      3,919,578      1,799,476
                                              ===========    ========    ============    ===========    ===========

  Portfolio shares held.....................    1,081,993     105,582      41,250,110      4,252,062      1,764,251
  Portfolio net asset value per share.......  $     11.86    $   6.30    $       6.60    $     10.72    $     12.41
  Investment in portfolio shares, at cost...  $11,575,031    $885,617    $267,407,251    $44,963,434    $20,657,784

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                           SUBACCOUNTS
                                             -----------------------------------------------------------------------
                                                  AST
                                             INTERNATIONAL     NVIT     AST INVESTMENT   AST WESTERN
                                                GROWTH      DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND
                                               PORTFOLIO   MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018
                                             ------------- ------------ -------------- --------------- --------------
                                              01/01/2012    01/01/2012    01/01/2012     01/01/2012      01/01/2012
                                                  TO            TO            TO             TO              TO
                                              12/31/2012    12/31/2012    12/31/2012     12/31/2012      12/31/2012
                                             ------------- ------------ -------------- --------------- --------------
INVESTMENT INCOME
  Dividend income...........................  $   106,131    $    667    $  5,008,576    $ 1,302,848    $   100,867
                                              -----------    --------    ------------    -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      169,632      10,630       6,190,071        697,665        464,780
                                              -----------    --------    ------------    -----------    -----------

NET INVESTMENT INCOME (LOSS)................      (63,501)     (9,963)     (1,181,495)       605,183       (363,913)
                                              -----------    --------    ------------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0           0       5,700,628      1,333,248        110,842
  Realized gain (loss) on shares
   redeemed.................................       46,543     (74,592)     35,842,163        345,313        344,006
  Net change in unrealized gain (loss) on
   investments..............................    1,639,718     177,614      (9,733,697)       (19,061)       622,643
                                              -----------    --------    ------------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS..............    1,686,261     103,022      31,809,094      1,659,500      1,077,491
                                              -----------    --------    ------------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ 1,622,760    $ 93,059    $ 30,627,599    $ 2,264,683    $   713,578
                                              ===========    ========    ============    ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                               FRANKLIN                                        AST CLS
               AST GLOBAL   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST SCHRODERS  MODERATE ASSET AST J.P. MORGAN
   AST BOND    REAL ESTATE EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP GLOBAL TACTICAL   ALLOCATION   GLOBAL THEMATIC
PORTFOLIO 2019  PORTFOLIO  EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------- ----------- ---------------- --------------- --------------- --------------- -------------- ---------------
  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------
  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------
  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

     183,095      547,133      2,458,495                0       1,524,692      15,190,242      21,003,523      9,458,185
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

     220,593      760,385      2,908,486                0       1,642,628      15,171,378      23,087,695     10,306,811
  $    10.35   $     9.43    $      8.95      $         0     $     12.11    $      11.85    $      10.21   $      10.81
  $2,286,948   $6,196,181    $24,575,045      $         0     $17,681,673    $165,385,638    $225,543,768   $103,336,058


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                               FRANKLIN                                        AST CLS
               AST GLOBAL   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST SCHRODERS  MODERATE ASSET AST J.P. MORGAN
   AST BOND    REAL ESTATE EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP GLOBAL TACTICAL   ALLOCATION   GLOBAL THEMATIC
PORTFOLIO 2019  PORTFOLIO  EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------- ----------- ---------------- --------------- --------------- --------------- -------------- ---------------
  01/01/2012   01/01/2012     01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012     01/01/2012
      TO           TO             TO              TO              TO              TO              TO             TO
  12/31/2012   12/31/2012     12/31/2012     09/21/2012**     12/31/2012      12/31/2012      12/31/2012     12/31/2012
-------------- ----------- ---------------- --------------- --------------- --------------- -------------- ---------------
  $    2,349   $   81,801    $   247,236      $ 4,634,544     $    78,376    $    606,948    $    934,844   $    372,802
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      15,999       93,211        369,212        1,906,338         273,589       2,244,875       2,927,793      1,410,500
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

     (13,650)     (11,410)      (121,976)       2,728,206        (195,213)     (1,637,927)     (1,992,949)    (1,037,698)
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      29,557            0        339,838                0               0         602,053       4,402,813        496,390

      (1,419)     134,049       (336,541)      15,394,586         409,844       2,099,981         984,445        818,542

      (3,809)     993,606      2,880,354       (2,097,431)      1,514,979      13,523,798       8,685,465      7,800,617
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      24,329    1,127,655      2,883,651       13,297,155       1,924,823      16,225,832      14,072,723      9,115,549
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

  $   10,679   $1,116,245    $ 2,761,675      $16,025,361     $ 1,729,610    $ 14,587,905    $ 12,079,774   $  8,077,851
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                              AST HORIZON
                                             MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               ALLOCATION   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP
                                               PORTFOLIO        PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS
                                             -------------- ----------------- ---------- -------------- ----------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                              ------------    ------------     --------     --------     --------
  Net Assets................................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                              ============    ============     ========     ========     ========

NET ASSETS, representing:
  Accumulation units........................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                              ------------    ------------     --------     --------     --------
                                              $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                              ============    ============     ========     ========     ========

  Units outstanding.........................    12,411,997      10,343,938       24,272       25,290       68,847
                                              ============    ============     ========     ========     ========

  Portfolio shares held.....................    13,202,382      11,388,008        8,034        7,712       22,064
  Portfolio net asset value per share.......  $      10.59    $      10.56     $  41.05     $  40.14     $  21.27
  Investment in portfolio shares, at cost...  $132,929,235    $111,661,207     $236,850     $247,113     $381,832

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                              AST HORIZON
                                             MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               ALLOCATION   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP
                                               PORTFOLIO        PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS
                                             -------------- ----------------- ---------- -------------- ----------
                                               01/01/2012      01/01/2012     01/01/2012   01/01/2012   01/01/2012
                                                   TO              TO             TO           TO           TO
                                               12/31/2012      12/31/2012     12/31/2012   12/31/2012   12/31/2012
                                             -------------- ----------------- ---------- -------------- ----------
INVESTMENT INCOME
  Dividend income...........................  $    664,747    $    434,455     $      0     $  3,092     $    515
                                              ------------    ------------     --------     --------     --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     1,928,723       1,520,520        5,515        5,269        7,454
                                              ------------    ------------     --------     --------     --------

NET INVESTMENT INCOME (LOSS)................    (1,263,976)     (1,086,065)      (5,515)      (2,177)      (6,939)
                                              ------------    ------------     --------     --------     --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......     2,879,907               0        1,660            0            0
  Realized gain (loss) on shares
   redeemed.................................       627,204         716,635       28,512       17,887       24,480
  Net change in unrealized gain (loss) on
   investments..............................     5,821,376       8,675,694       41,779       14,842       83,373
                                              ------------    ------------     --------     --------     --------

NET GAIN (LOSS) ON INVESTMENTS..............     9,328,487       9,392,329       71,951       32,729      107,853
                                              ------------    ------------     --------     --------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $  8,064,511    $  8,306,264     $ 66,436     $ 30,552     $100,914
                                              ============    ============     ========     ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                        PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------------

 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 --------    --------    --------   -------    --------    -------    -------        --------
 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 ========    ========    ========   =======    ========    =======    =======        ========

 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 --------    --------    --------   -------    --------    -------    -------        --------
 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 ========    ========    ========   =======    ========    =======    =======        ========

   30,013      31,372      10,255     6,471      14,160      2,741      1,847          24,409
 ========    ========    ========   =======    ========    =======    =======        ========

   10,098       7,564       3,110     2,398       2,788        975        674          29,533
 $  37.12    $  41.66    $  38.33   $ 29.04    $  51.69    $ 32.63    $ 30.41        $   8.35
 $289,710    $254,339    $103,775   $55,844    $117,731    $27,093    $15,965        $211,040


                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                        PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------------
01/01/2012  01/01/2012  01/01/2012 01/01/2012 01/01/2012  01/01/2012 01/01/2012     01/01/2012
    TO          TO          TO         TO         TO          TO         TO             TO
12/31/2012  12/31/2012  12/31/2012 12/31/2012 12/31/2012  12/31/2012 12/31/2012     12/31/2012
----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------------
 $  1,658    $    892    $      0   $   134    $  3,491    $     0    $     0        $ 11,801
 --------    --------    --------   -------    --------    -------    -------        --------


    6,324       5,064       1,591     1,350       2,050        497        294           4,268
 --------    --------    --------   -------    --------    -------    -------        --------

   (4,666)     (4,172)     (1,591)   (1,216)      1,441       (497)      (294)          7,533
 --------    --------    --------   -------    --------    -------    -------        --------

        0           0           0         0           0          0          0               0

   28,837      20,490       3,168     7,323       8,170      1,488        955          14,768

   35,071      25,260      10,667     6,156       7,362      1,969      2,160          18,321
 --------    --------    --------   -------    --------    -------    -------        --------

   63,908      45,750      13,835    13,479      15,532      3,457      3,115          33,089
 --------    --------    --------   -------    --------    -------    -------        --------

 $ 59,242    $ 41,578    $ 12,244   $12,263    $ 16,973    $ 2,960    $ 2,821        $ 40,622
 ========    ========    ========   =======    ========    =======    =======        ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                       SUBACCOUNTS
                                             --------------------------------------------------------------


                                                        PROFUND VP PROFUND VP                 AST JENNISON
                                             PROFUND VP LARGE-CAP  LARGE-CAP     AST BOND       LARGE-CAP
                                             UTILITIES    GROWTH     VALUE    PORTFOLIO 2020 VALUE PORTFOLIO
                                             ---------- ---------- ---------- -------------- ---------------
ASSETS
  Investment in the portfolios, at fair
   value....................................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                              --------   -------    -------      --------      ----------
  Net Assets................................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                              ========   =======    =======      ========      ==========

NET ASSETS, representing:
  Accumulation units........................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                              --------   -------    -------      --------      ----------
                                              $211,621   $49,185    $75,397      $134,938      $6,100,699
                                              ========   =======    =======      ========      ==========

  Units outstanding.........................    22,559     4,585      8,294        10,681         556,714
                                              ========   =======    =======      ========      ==========

  Portfolio shares held.....................     6,680     1,262      2,764        20,445         484,182
  Portfolio net asset value per share.......  $  31.68   $ 38.98    $ 27.28      $   6.60      $    12.60
  Investment in portfolio shares, at cost...  $194,656   $44,192    $62,568      $140,036      $5,649,628

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                       SUBACCOUNTS
                                             --------------------------------------------------------------


                                                        PROFUND VP PROFUND VP                 AST JENNISON
                                             PROFUND VP LARGE-CAP  LARGE-CAP     AST BOND       LARGE-CAP
                                             UTILITIES    GROWTH     VALUE    PORTFOLIO 2020 VALUE PORTFOLIO
                                             ---------- ---------- ---------- -------------- ---------------
                                             01/01/2012 01/01/2012 01/01/2012   01/01/2012     01/01/2012
                                                 TO         TO         TO           TO             TO
                                             12/31/2012 12/31/2012 12/31/2012   12/31/2012     12/31/2012
                                             ---------- ---------- ---------- -------------- ---------------
INVESTMENT INCOME
  Dividend income...........................  $  7,360   $    37    $   773      $  1,072      $   21,308
                                              --------   -------    -------      --------      ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................     4,118       853      1,516         3,347          84,493
                                              --------   -------    -------      --------      ----------

NET INVESTMENT INCOME (LOSS)................     3,242      (816)      (743)       (2,275)        (63,185)
                                              --------   -------    -------      --------      ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......         0         0          0        12,074               0
  Realized gain (loss) on shares
   redeemed.................................    11,656     3,326     13,261        34,556          15,087
  Net change in unrealized gain (loss) on
   investments..............................   (17,498)    1,514      2,978       (34,325)        485,373
                                              --------   -------    -------      --------      ----------

NET GAIN (LOSS) ON INVESTMENTS..............    (5,842)    4,840     16,239        12,305         500,460
                                              --------   -------    -------      --------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................  $ (2,600)  $ 4,024    $15,496      $ 10,030      $  437,275
                                              ========   =======    =======      ========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT
  AST JENNISON                                  INTERNATIONAL    OMEGA GROWTH   SMALL CAP VALUE                AST QUANTITATIVE
   LARGE-CAP        AST BOND       AST BOND    EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE    AST BOND        MODELING
GROWTH PORTFOLIO PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1       CLASS 1         CLASS 1     PORTFOLIO 2022    PORTFOLIO
---------------- -------------- -------------- ---------------- --------------- --------------- -------------- ----------------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  -----------     -----------    -----------       --------        --------         -------      -----------       -------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  -----------     -----------    -----------       --------        --------         -------      -----------       -------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

      875,800       1,846,896      2,129,378         15,969         168,936           5,173        1,736,527         7,416
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

      756,233       1,798,099      2,011,902         44,479          14,290           6,670        1,667,349         7,236
  $     14.03     $     12.15    $     14.00       $   4.94        $  25.56         $  9.41      $     12.93       $ 10.18
  $ 9,908,867     $20,870,951    $26,172,948       $209,876        $279,468         $49,337      $20,355,901       $69,283

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT
  AST JENNISON                                  INTERNATIONAL    OMEGA GROWTH   SMALL CAP VALUE                AST QUANTITATIVE
   LARGE-CAP        AST BOND       AST BOND    EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE    AST BOND        MODELING
GROWTH PORTFOLIO PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1       CLASS 1         CLASS 1     PORTFOLIO 2022    PORTFOLIO
---------------- -------------- -------------- ---------------- --------------- --------------- -------------- ----------------
   01/01/2012      01/01/2012     01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012      01/01/2012
       TO              TO             TO              TO              TO              TO              TO              TO
   12/31/2012      12/31/2012     12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012      12/31/2012
---------------- -------------- -------------- ---------------- --------------- --------------- -------------- ----------------
  $         0     $   105,377    $   234,343       $  3,408        $      0         $   726      $     5,235       $    25
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

      144,628         454,961        669,383          3,598           6,125           1,049          384,663           859
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

     (144,628)       (349,584)      (435,040)          (190)         (6,125)           (323)        (379,428)         (834)
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

            0               0        622,481         13,810          23,469               0           36,319             0
      132,373         366,417      1,311,773          1,218           7,982           1,216          531,946           (25)

      678,640         572,745         (4,266)         9,950          34,762           6,451          605,205         4,378
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

      811,013         939,162      1,929,988         24,978          66,213           7,667        1,173,470         4,353
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

  $   666,385     $   589,578    $ 1,494,948       $ 24,788        $ 60,088         $ 7,344      $   794,042       $ 3,519
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                WELLS FARGO
                                               AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
                                             GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND
                                                 PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023
                                             ----------------- -------------- -------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value....................................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                                -----------       --------      ----------     ----------     ----------
  Net Assets................................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                                ===========       ========      ==========     ==========     ==========

NET ASSETS, representing:
  Accumulation units........................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                                -----------       --------      ----------     ----------     ----------
                                                $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                                ===========       ========      ==========     ==========     ==========

  Units outstanding.........................      8,594,013         17,208         643,150        348,513        376,166
                                                ===========       ========      ==========     ==========     ==========

  Portfolio shares held.....................      8,402,522         10,474         632,314        341,948        369,070
  Portfolio net asset value per share.......    $     10.32       $  20.02      $    10.81     $    10.59     $    10.59
  Investment in portfolio shares, at cost...    $82,270,028       $173,248      $6,657,016     $3,540,857     $3,873,515

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                              SUBACCOUNTS
                                             ----------------------------------------------------------------------------
                                                                WELLS FARGO
                                               AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
                                             GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND
                                                 PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023
                                             ----------------- -------------- -------------- -------------- --------------
                                                01/01/2012       01/01/2012     01/01/2012     01/01/2012    01/03/2012*
                                                    TO               TO             TO             TO             TO
                                                12/31/2012       12/31/2012     12/31/2012     12/31/2012     12/31/2012
                                             ----------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Dividend income...........................    $   311,619       $  1,190      $    6,323     $    5,075     $        0
                                                -----------       --------      ----------     ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      1,118,707          3,751          59,954         36,373         24,877
                                                -----------       --------      ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)................       (807,088)        (2,561)        (53,631)       (31,298)       (24,877)
                                                -----------       --------      ----------     ----------     ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received......              0             71           6,348          1,317              0
  Realized gain (loss) on shares
   redeemed.................................         36,625         14,141          44,175          5,928          7,752
  Net change in unrealized gain (loss) on
   investments..............................      6,636,996         22,873         175,383         77,269         34,932
                                                -----------       --------      ----------     ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS..............      6,673,621         37,085         225,906         84,514         42,684
                                                -----------       --------      ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................    $ 5,866,533       $ 34,524      $  172,275     $   53,216     $   17,807
                                                ===========       ========      ==========     ==========     ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                            SUBACCOUNTS (CONTINUED)
       ----------------------------------------------------------------
          AST FRANKLIN        AST NEW      AST WESTERN
       TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING     AST MFS
        FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     LARGE-CAP
           PORTFOLIO         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
       ------------------ --------------- -------------- ---------------
          $209,727,629      $23,600,557      $67,696         $40,197
          ------------      -----------      -------         -------
          $209,727,629      $23,600,557      $67,696         $40,197
          ============      ===========      =======         =======

          $209,727,629      $23,600,557      $67,696         $40,197
          ------------      -----------      -------         -------
          $209,727,629      $23,600,557      $67,696         $40,197
          ============      ===========      =======         =======

            19,510,744        2,285,241        6,510           3,943
          ============      ===========      =======         =======

            19,294,170        2,289,094        6,478           3,918
          $      10.87      $     10.31      $ 10.45         $ 10.26
          $205,927,745      $22,764,603      $67,121         $39,965


                            SUBACCOUNTS (CONTINUED)
       ----------------------------------------------------------------
          AST FRANKLIN        AST NEW      AST WESTERN
       TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING     AST MFS
        FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     LARGE-CAP
           PORTFOLIO         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
       ------------------ --------------- -------------- ---------------
           4/30/2012*       4/30/2012*      8/20/2012*     8/20/2012*
               TO               TO              TO             TO
           12/31/2012       12/31/2012      12/31/2012     12/31/2012
       ------------------ --------------- -------------- ---------------
          $          0      $   180,309      $     0         $     0
          ------------      -----------      -------         -------

               981,950          209,424           80              98
          ------------      -----------      -------         -------

              (981,950)         (29,115)         (80)            (98)
          ------------      -----------      -------         -------

                     0                0            0               0
              (464,899)        (116,623)         (14)            (57)
             3,799,884          835,954          575             232
          ------------      -----------      -------         -------

             3,334,985          719,331          561             175
          ------------      -----------      -------         -------

          $  2,353,035      $   690,216      $   481         $    77
          ============      ===========      =======         =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                          PRUDENTIAL MONEY MARKET  PRUDENTIAL DIVERSIFIED BOND     PRUDENTIAL EQUITY
                                                 PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                          01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                              TO           TO           TO            TO            TO           TO
                                          12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                         -----------  -----------  -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (244,781) $  (280,119) $   776,897   $   788,589   $  (174,609) $  (167,794)
  Capital gains distributions
   received.............................           0            0    1,139,718       626,795             0            0
  Realized gain (loss) on shares
   redeemed.............................           0            0      255,645       251,851       (25,831)    (211,841)
  Net change in unrealized gain (loss)
   on investments.......................           0            0      121,486       (53,592)    2,600,794     (625,359)
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    (244,781)    (280,119)   2,293,746     1,613,643     2,400,354   (1,004,994)
                                         -----------  -----------  -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     160,466      246,545      106,299       125,726       177,261      103,894
  Annuity Payments......................    (236,935)     (43,772)    (241,759)      (39,049)      (67,725)    (205,140)
  Surrenders, withdrawals and death
   benefits.............................  (4,867,505)  (4,593,592)  (2,914,577)   (3,209,635)   (2,303,729)  (2,190,802)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   1,717,959      654,286     (162,581)      263,660      (167,042)    (501,118)
  Withdrawal and other charges..........     (11,115)     (14,037)     (10,221)      (11,153)      (17,184)     (18,660)
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (3,237,130)  (3,750,570)  (3,222,839)   (2,870,451)   (2,378,419)  (2,811,826)
                                         -----------  -----------  -----------   -----------   -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (3,481,911)  (4,030,689)    (929,093)   (1,256,808)       21,935   (3,816,820)

NET ASSETS
  Beginning of period...................  18,882,658   22,913,347   26,478,792    27,735,600    20,353,150   24,169,970
                                         -----------  -----------  -----------   -----------   -----------  -----------
  End of period......................... $15,400,747  $18,882,658  $25,549,699   $26,478,792   $20,375,085  $20,353,150
                                         ===========  ===========  ===========   ===========   ===========  ===========

  Beginning units.......................  15,081,905   18,414,358   11,804,540    13,115,233    11,025,380   12,475,419
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Units issued..........................   4,076,923    3,837,949      295,489       483,619       254,562      141,157
  Units redeemed........................  (6,790,219)  (7,170,402)  (1,667,140)   (1,794,312)   (1,471,593)  (1,591,196)
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Ending units..........................  12,368,609   15,081,905   10,432,889    11,804,540     9,808,349   11,025,380
                                         ===========  ===========  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
    PRUDENTIAL VALUE        PRUDENTIAL HIGH YIELD BOND  PRUDENTIAL STOCK INDEX      PRUDENTIAL GLOBAL
        PORTFOLIO                   PORTFOLIO                  PORTFOLIO                PORTFOLIO
------------------------    ------------------------   ------------------------  -----------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011  01/01/2012   01/01/2011
     TO             TO           TO            TO           TO           TO          TO           TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012   12/31/2011
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
$  (141,914)   $  (146,740) $ 1,169,875   $ 1,373,509  $    61,141  $    43,098  $    9,624  $     8,149
          0              0            0             0       73,521            0           0            0
   (455,486)      (472,832)     (80,810)     (136,950)     348,859      (34,971)    (10,604)     (38,730)
  4,147,124     (1,512,573)   1,483,484      (415,432)   2,762,567      193,315     815,282     (452,439)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

  3,549,724     (2,132,145)   2,572,549       821,127    3,246,088      201,442     814,302     (483,020)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

    122,033         38,416      142,922        44,014       95,987      103,001      10,832       17,713
    (63,221)       (27,555)    (103,176)      (41,041)     (96,699)    (133,194)     (3,155)     (37,081)
 (3,408,357)    (3,546,889)  (2,876,057)   (3,020,998)  (3,121,466)  (2,908,177)   (555,958)    (651,159)
   (545,885)      (491,024)     (91,404)     (566,559)    (678,269)  (1,100,751)    (52,465)    (156,477)
    (39,526)       (42,623)     (25,837)      (27,624)     (26,136)     (27,972)     (6,446)      (7,007)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

 (3,934,956)    (4,069,675)  (2,953,552)   (3,612,208)  (3,826,583)  (4,067,093)   (607,192)    (834,011)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

   (385,232)    (6,201,820)    (381,003)   (2,791,081)    (580,495)  (3,865,651)    207,110   (1,317,031)

 28,787,014     34,988,834   21,605,149    24,396,230   24,117,584   27,983,235   5,367,968    6,684,999
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
$28,401,782    $28,787,014  $21,224,146   $21,605,149  $23,537,089  $24,117,584  $5,575,078  $ 5,367,968
===========    ===========  ===========   ===========  ===========  ===========  ==========  ===========

 14,821,037     16,908,321    6,482,108     7,412,235   14,344,274   16,877,441   3,495,084    4,001,680
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
    350,567        277,200      274,094       172,243      932,935      535,922      44,103       78,774
 (2,328,227)    (2,364,484)  (1,019,355)   (1,102,370)  (3,113,517)  (3,069,089)   (412,183)    (585,370)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
 12,843,377     14,821,037    5,736,847     6,482,108   12,163,692   14,344,274   3,127,004    3,495,084
===========    ===========  ===========   ===========  ===========  ===========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                         ---------------------------------------------------------------------------
                                                                         PRUDENTIAL                T. ROWE PRICE
                                            PRUDENTIAL JENNISON    SMALL CAPITALIZATION STOCK   INTERNATIONAL STOCK
                                                 PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                         ------------------------  -------------------------  ----------------------
                                          01/01/2012   01/01/2011  01/01/2012    01/01/2011   01/01/2012  01/01/2011
                                              TO           TO          TO            TO           TO          TO
                                          12/31/2012   12/31/2011  12/31/2012    12/31/2011   12/31/2012  12/31/2011
                                         -----------  -----------  ----------    ----------   ----------  ----------
OPERATIONS
  Net investment income (loss).......... $  (317,078) $  (295,693) $  (35,180)   $  (27,624)  $   (2,031) $      881
  Capital gains distributions
   received.............................           0            0     228,962        63,415            0           0
  Realized gain (loss) on shares
   redeemed.............................     592,328      406,976      64,391        43,769       (2,769)       (308)
  Net change in unrealized gain (loss)
   on investments.......................   3,102,356     (270,329)    349,869      (122,408)     277,759    (276,997)
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   3,377,606     (159,046)    608,042       (42,848)     272,959    (276,424)
                                         -----------  -----------   ----------   ----------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      88,956      122,286      20,985         5,188        5,674       1,487
  Annuity Payments......................     (53,740)     (80,628)     (6,444)      (18,663)     (18,270)    (13,833)
  Surrenders, withdrawals and death
   benefits.............................  (2,661,043)  (3,012,651)   (479,516)     (549,818)    (119,315)   (286,228)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (615,752)    (781,997)   (181,263)      134,343       42,640     (23,792)
  Withdrawal and other charges..........     (23,464)     (24,422)     (2,089)       (2,253)        (666)       (783)
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (3,265,043)  (3,777,412)   (648,327)     (431,203)     (89,937)   (323,149)
                                         -----------  -----------   ----------   ----------   ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................     112,563   (3,936,458)    (40,285)     (474,051)     183,022    (599,573)

NET ASSETS
  Beginning of period...................  23,575,711   27,512,169   4,475,517     4,949,568    1,654,713   2,254,286
                                         -----------  -----------   ----------   ----------   ----------  ----------
  End of period......................... $23,688,274  $23,575,711  $4,435,232    $4,475,517   $1,837,735  $1,654,713
                                         ===========  ===========   ==========   ==========   ==========  ==========

  Beginning units.......................  13,278,906   15,574,177   1,671,770     1,832,332    1,305,399   1,531,675
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Units issued..........................     214,953      364,774      26,178       137,917       52,117      66,946
  Units redeemed........................  (2,003,259)  (2,660,045)   (250,324)     (298,479)    (118,006)   (293,222)
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Ending units..........................  11,490,600   13,278,906   1,447,624     1,671,770    1,239,510   1,305,399
                                         ===========  ===========   ==========   ==========   ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                                                       JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
 T. ROWE PRICE EQUITY     INVESCO V.I. CORE EQUITY  PORTFOLIO - INSTITUTIONAL PORTFOLIO - INSTITUTIONAL
   INCOME PORTFOLIO                 FUND                     SHARES                    SHARES
----------------------    ------------------------  -----------------------   ------------------------
01/01/2012    01/01/2011   01/01/2012   01/01/2011  01/01/2012    01/01/2011   01/01/2012   01/01/2011
    TO            TO           TO           TO          TO            TO           TO           TO
12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012    12/31/2011   12/31/2012   12/31/2011
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
$   48,551    $   23,458  $   (40,311) $   (43,837) $  (44,405)  $   (45,194) $   (61,045) $  (110,342)
         0             0            0            0      89,288             0      915,648      114,744
    78,505        18,572      204,223      171,309      (6,820)      (64,806)     203,028      799,976
   819,802      (169,511)     912,898     (229,269)    780,632      (249,040)     (74,237)  (5,251,141)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

   946,858      (127,481)   1,076,810     (101,797)    818,695      (359,040)     983,394   (4,446,763)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

    25,123         6,398       44,673        8,200      23,957         1,696       31,217       14,222
   (54,013)            0      (59,838)      (7,426)    (29,760)      (28,139)     (35,472)     (98,634)
  (564,744)     (644,061)    (842,804)  (1,004,438)   (591,771)     (702,937)  (1,019,800)  (1,673,328)
  (292,536)     (145,301)    (214,413)    (236,795)   (109,787)       (3,890)    (134,416)       5,912
    (2,801)       (2,986)      (4,835)      (5,288)     (3,086)       (3,302)      (4,069)      (5,081)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

  (888,971)     (785,950)  (1,077,217)  (1,245,747)   (710,447)     (736,572)  (1,162,540)  (1,756,909)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

    57,887      (913,431)        (407)  (1,347,544)    108,248    (1,095,612)    (179,146)  (6,203,672)

 6,386,979     7,300,410    9,075,105   10,422,649   4,977,112     6,072,724    8,735,377   14,939,049
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
$6,444,866    $6,386,979  $ 9,074,698  $ 9,075,105  $5,085,360   $ 4,977,112  $ 8,556,231  $ 8,735,377
==========    ==========  ===========  ===========  ==========   ===========  ===========  ===========

 3,092,160     3,462,271    5,089,195    5,770,912   3,289,365     3,767,484    2,903,952    3,325,293
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
    51,954        51,035       71,550       43,731      27,405       116,004      126,827      128,634
  (446,076)     (421,146)    (629,862)    (725,448)   (444,015)     (594,123)    (492,506)    (549,975)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
 2,698,038     3,092,160    4,530,883    5,089,195   2,872,755     3,289,365    2,538,273    2,903,952
==========    ==========  ===========  ===========  ==========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------
                                         MFS(R) RESEARCH SERIES - MFS(R) GROWTH SERIES -    AMERICAN CENTURY VP
                                              INITIAL CLASS            INITIAL CLASS            VALUE FUND
                                         ----------------------   ----------------------  ----------------------
                                         01/01/2012   01/01/2011  01/01/2012  01/01/2011  01/01/2012  01/01/2011
                                             TO           TO          TO          TO          TO          TO
                                         12/31/2012   12/31/2011  12/31/2012  12/31/2011  12/31/2012  12/31/2011
                                         ----------   ----------  ----------  ----------  ----------  ----------
OPERATIONS
  Net investment income (loss).......... $   (9,985)  $   (9,407) $  (83,026) $  (75,971) $   12,388  $   15,473
  Capital gains distributions
   received.............................          0            0           0           0           0           0
  Realized gain (loss) on shares
   redeemed.............................     45,260       24,336     129,543      60,900     (25,601)    (41,939)
  Net change in unrealized gain (loss)
   on investments.......................    206,058      (45,278)    834,252     (74,274)    303,551      22,732
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    241,333      (30,349)    880,769     (89,345)    290,338      (3,734)
                                         ----------   ----------  ----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........        497        3,791      25,288      10,683       1,346       3,623
  Annuity Payments......................    (38,028)           0     (26,097)    (16,581)     (9,957)          0
  Surrenders, withdrawals and death
   benefits.............................   (165,889)    (197,731)   (651,393)   (616,480)   (254,891)   (203,523)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (44,870)     (67,083)   (117,948)   (171,257)   (115,773)    (36,850)
  Withdrawal and other charges..........       (857)        (940)     (3,231)     (3,438)       (902)       (978)
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (249,147)    (261,963)   (773,381)   (797,073)   (380,177)   (237,728)
                                         ----------   ----------  ----------  ----------  ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................     (7,814)    (292,312)    107,388    (886,418)    (89,839)   (241,462)

NET ASSETS
  Beginning of period...................  1,609,260    1,901,572   5,790,361   6,676,779   2,407,512   2,648,974
                                         ----------   ----------  ----------  ----------  ----------  ----------
  End of period......................... $1,601,446   $1,609,260  $5,897,749  $5,790,361  $2,317,673  $2,407,512
                                         ==========   ==========  ==========  ==========  ==========  ==========

  Beginning units.......................    990,180    1,148,688   3,507,477   3,974,850   1,221,358   1,337,254
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Units issued..........................      4,638        8,059      43,936      44,551      23,004      55,148
  Units redeemed........................   (142,758)    (166,567)   (470,327)   (511,924)   (202,894)   (171,044)
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Ending units..........................    852,060      990,180   3,081,086   3,507,477   1,041,468   1,221,358
                                         ==========   ==========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                   SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP                                                   ALLIANCEBERNSTEIN VPS
   GROWTH SECURITIES         PRUDENTIAL JENNISON 20/20       DAVIS VALUE         LARGE CAP GROWTH
    FUND - CLASS 2               FOCUS PORTFOLIO              PORTFOLIO          PORTFOLIO CLASS B
---------------------------  ------------------------  ----------------------  --------------------
01/01/2012     01/01/2011    01/01/2012   01/01/2011   01/01/2012  01/01/2011  01/01/2012 01/01/2011
    TO             TO            TO           TO           TO          TO          TO         TO
12/31/2012     12/31/2011    12/31/2012   12/31/2011   12/31/2012  12/31/2011  12/31/2012 12/31/2011
----------     ----------    ----------   ----------   ----------  ----------  ---------- ----------
$  (38,481)    $  (40,894)   $  (57,052)  $  (59,023)  $    4,823  $  (13,965) $  (6,703) $  (6,775)
   198,220              0       142,038            0      128,020     170,802          0          0
     7,673         29,089        82,708      135,768        5,966      20,762      4,568     (4,784)
    75,483       (162,699)      204,349     (291,919)      97,350    (319,761)    71,759    (16,901)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

   242,895       (174,504)      372,043     (215,174)     236,159    (142,162)    69,624    (28,460)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

    12,591          2,986        17,693        3,248       23,037       4,657          0      2,336
    (8,993)             0       (15,943)     (53,940)     (21,283)          0          0          0
  (225,427)      (298,676)     (394,793)    (602,712)    (234,844)   (237,379)   (71,346)   (50,417)
    25,705        129,317        11,429       90,954      (52,766)     58,067     (7,573)    48,194
    (1,223)        (1,384)       (1,620)      (1,718)        (726)       (823)      (123)      (187)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (197,347)      (167,757)     (383,234)    (564,168)    (286,582)   (175,478)   (79,042)       (74)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

    45,548       (342,261)      (11,191)    (779,342)     (50,423)   (317,640)    (9,418)   (28,534)

 2,657,379      2,999,640     4,027,325    4,806,667    2,181,362   2,499,002    466,570    495,104
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
$2,702,927     $2,657,379    $4,016,134   $4,027,325   $2,130,939  $2,181,362  $ 457,152  $ 466,570
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

 1,511,453      1,608,281     2,433,178    2,744,426    2,104,144   2,277,948    785,087    794,616
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
    65,256        142,782        82,183      133,797       38,639     159,264     41,588    137,262
  (174,702)      (239,610)     (300,318)    (445,045)    (300,250)   (333,068)  (155,528)  (146,791)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
 1,402,007      1,511,453     2,215,043    2,433,178    1,842,533   2,104,144    671,147    785,087
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                         ------------------------------------------------------------------------------------
                                          PRUDENTIAL SP SMALL CAP  JANUS ASPEN JANUS PORTFOLIO - PRUDENTIAL SP PRUDENTIAL U.S.
                                              VALUE PORTFOLIO         SERVICE SHARES             EMERGING GROWTH PORTFOLIO
                                         ------------------------  ----------------------------  ----------------------------
                                          01/01/2012   01/01/2011  01/01/2012     01/01/2011      01/01/2012     01/01/2011
                                              TO           TO          TO             TO              TO             TO
                                          12/31/2012   12/31/2011  12/31/2012     12/31/2011      12/31/2012     12/31/2011
                                         -----------  -----------  ----------     ----------      -----------    -----------
OPERATIONS
  Net investment income (loss).......... $  (105,994) $   (97,941)  $ (5,220)     $  (6,247)     $  (104,785)   $   (98,620)
  Capital gains distributions
   received.............................           0            0      7,934              0          654,025         86,893
  Realized gain (loss) on shares
   redeemed.............................      77,414      (91,016)    24,779         45,906          319,389        290,994
  Net change in unrealized gain (loss)
   on investments.......................   1,310,579     (192,952)    38,273        (64,047)         445,233       (175,094)
                                         -----------  -----------   --------      ---------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   1,281,999     (381,909)    65,766        (24,388)       1,313,862        104,173
                                         -----------  -----------   --------      ---------       -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      30,033       11,683      3,676            431           22,137         15,909
  Annuity Payments......................      (8,453)     (16,710)         0              0           (9,411)             0
  Surrenders, withdrawals and death
   benefits.............................  (1,402,415)  (1,407,904)   (34,276)      (124,939)      (1,502,543)    (1,585,027)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (379,451)  (2,553,192)   (68,194)       (95,065)        (490,741)      (202,395)
  Withdrawal and other charges..........     (26,175)     (28,141)      (691)          (814)         (22,454)       (23,760)
                                         -----------  -----------   --------      ---------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (1,786,461)  (3,994,264)   (99,485)      (220,387)      (2,003,012)    (1,795,273)
                                         -----------  -----------   --------      ---------       -----------    -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    (504,462)  (4,376,173)   (33,719)      (244,775)        (689,150)    (1,691,100)

NET ASSETS
  Beginning of period...................   9,693,716   14,069,889    422,958        667,733        9,167,959     10,859,059
                                         -----------  -----------   --------      ---------       -----------    -----------
  End of period......................... $ 9,189,254  $ 9,693,716   $389,239      $ 422,958      $ 8,478,809    $ 9,167,959
                                         ===========  ===========   ========      =========       ===========    ===========

  Beginning units.......................   5,635,542    7,783,323    428,077        679,019        4,764,169      5,711,766
                                         -----------  -----------   --------      ---------       -----------    -----------
  Units issued..........................     130,535      218,571     22,814         21,611           98,067        441,164
  Units redeemed........................  (1,084,545)  (2,366,352)   (96,712)      (272,553)      (1,020,320)    (1,388,761)
                                         -----------  -----------   --------      ---------       -----------    -----------
  Ending units..........................   4,681,532    5,635,542    354,179        428,077        3,841,916      4,764,169
                                         ===========  ===========   ========      =========       ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL     AST GOLDMAN SACHS        AST AMERICAN CENTURY
    GROWTH PORTFOLIO            VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO INCOME & GROWTH PORTFOLIO
--------------------------  --------------------------  ------------------------  -------------------------
01/01/2012     01/01/2011   01/01/2012    01/01/2011     01/01/2012   01/01/2011   01/01/2012    01/01/2011
    TO             TO           TO            TO             TO           TO           TO            TO
12/31/2012     12/31/2011   12/31/2012    12/31/2011     12/31/2012   12/31/2011  05/04/2012**   12/31/2011
----------    -----------   ----------    ----------    -----------  -----------  ------------  -----------
$  (24,672)   $    (8,300)  $   28,035    $   26,707    $   (70,264) $   (49,501) $    (85,753) $   (61,643)
         0              0            0             0              0            0             0            0
  (172,428)      (191,568)    (250,350)     (136,178)       207,666     (653,090)    1,719,868     (269,379)
   695,469       (329,966)     577,066      (326,788)     1,644,817     (554,749)     (604,836)    (139,033)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

   498,369       (529,834)     354,751      (436,259)     1,782,219   (1,257,340)    1,029,279     (470,055)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

     5,651          4,968        1,400        24,408      2,844,015    5,343,435     2,744,550    6,263,169
    (8,681)             0            0             0              0            0             0            0
  (366,654)      (539,931)    (644,116)     (588,596)      (284,923)     (98,151)      (67,401)    (391,179)
  (129,624)      (151,614)      30,184        35,069      2,041,671   (2,583,179)  (14,838,280)  (1,914,870)
    (6,366)        (6,878)      (5,568)       (6,217)      (109,002)     (57,870)      (44,059)     (74,321)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

  (505,674)      (693,455)    (618,100)     (535,336)     4,491,761    2,604,235   (12,205,190)   3,882,799
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

    (7,305)    (1,223,289)    (263,349)     (971,595)     6,273,980    1,346,895   (11,175,911)   3,412,744

 2,649,644      3,872,933    2,637,567     3,609,162      8,530,502    7,183,607    11,175,911    7,763,167
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
$2,642,339    $ 2,649,644   $2,374,218    $2,637,567    $14,804,482  $ 8,530,502  $          0  $11,175,911
 ==========   ===========    ==========    ==========   ===========  ===========  ============  ===========

 2,217,408      2,752,691    1,944,492     2,287,701        906,605      721,811     1,060,852      767,043
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
    59,139        107,559      122,797       117,961        993,076    1,199,167       554,112    1,307,129
  (425,786)      (642,842)    (533,795)     (461,170)      (586,982)  (1,014,373)   (1,614,964)  (1,013,320)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
 1,850,761      2,217,408    1,533,494     1,944,492      1,312,699      906,605             0    1,060,852
 ==========   ===========    ==========    ==========   ===========  ===========  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                            SUBACCOUNTS
                                         --------------------------------------------------------------------------------

                                          AST SCHRODERS MULTI-ASSET     AST COHEN & STEERS      AST J.P. MORGAN STRATEGIC
                                         WORLD STRATEGIES PORTFOLIO      REALTY PORTFOLIO        OPPORTUNITIES PORTFOLIO
                                         --------------------------  ------------------------  --------------------------
                                          01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
                                              TO            TO            TO           TO           TO            TO
                                          12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
                                         ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income (loss).......... $    404,876  $   (101,547) $   (55,904) $   (85,685) $   (243,621) $   (623,603)
  Capital gains distributions
   received.............................            0       979,487            0            0             0             0
  Realized gain (loss) on shares
   redeemed.............................      649,719    (2,016,922)     351,957     (235,309)      952,250       417,664
  Net change in unrealized gain (loss)
   on investments.......................    9,970,290    (7,873,818)   1,237,297       79,302     8,423,788    (2,330,731)
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   11,024,885    (9,012,800)   1,533,350     (241,692)    9,132,417    (2,536,670)
                                         ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   37,276,063    60,348,216    4,816,165    5,729,775    44,166,089    36,420,477
  Annuity Payments......................            0             0            0            0             0             0
  Surrenders, withdrawals and death
   benefits.............................   (1,495,720)   (1,052,475)    (249,888)    (197,722)   (2,054,688)   (1,759,666)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   13,008,868   (20,658,177)   3,291,874   (1,936,649)    8,968,274   (14,711,557)
  Withdrawal and other charges..........   (1,285,710)     (761,692)    (116,674)     (52,078)     (929,387)     (509,960)
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   47,503,501    37,875,872    7,741,477    3,543,326    50,150,288    19,439,294
                                         ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   58,528,386    28,863,072    9,274,827    3,301,634    59,282,705    16,902,624

NET ASSETS
  Beginning of period...................  105,293,592    76,430,520    9,555,425    6,253,791    85,179,205    68,276,581
                                         ------------  ------------  -----------  -----------  ------------  ------------
  End of period......................... $163,821,978  $105,293,592  $18,830,252  $ 9,555,425  $144,461,910  $ 85,179,205
                                         ============  ============  ===========  ===========  ============  ============

  Beginning units.......................   10,204,353     7,044,852      780,293      542,367     8,024,460     6,294,008
                                         ------------  ------------  -----------  -----------  ------------  ------------
  Units issued..........................    9,652,968    11,330,820    1,081,053    1,038,140     6,923,305     6,101,049
  Units redeemed........................   (5,308,689)   (8,171,319)    (510,408)    (800,214)   (2,396,347)   (4,370,597)
                                         ------------  ------------  -----------  -----------  ------------  ------------
  Ending units..........................   14,548,632    10,204,353    1,350,938      780,293    12,551,418     8,024,460
                                         ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                           AST FEDERATED
  AST BLACKROCK VALUE           AST HIGH YIELD           AGGRESSIVE GROWTH        AST MID-CAP VALUE
       PORTFOLIO                   PORTFOLIO                 PORTFOLIO                PORTFOLIO
-----------------------    ------------------------  ------------------------  -----------------------
 01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011  01/01/2012   01/01/2011
     TO            TO           TO           TO           TO           TO          TO           TO
 12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011  12/31/2012   12/31/2011
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
$   (70,782)   $  (57,433) $   736,594  $   520,629  $  (212,143) $  (120,111) $ (107,332) $   (70,121)
          0             0            0            0            0            0      32,967            0
     80,094      (427,702)     198,589     (156,595)     297,998   (1,802,400)    217,403     (275,890)
    907,248      (196,127)     970,177     (336,919)   1,502,577   (1,242,562)    959,471     (586,466)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

    916,560      (681,262)   1,905,360       27,115    1,588,432   (3,165,073)  1,102,509     (932,477)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  5,643,377     3,275,428    7,074,932    5,235,872    2,989,729    3,475,193   1,744,832    2,723,023
          0             0            0            0            0            0           0            0
   (254,233)      (82,293)    (381,666)    (387,782)    (225,401)    (224,026)   (143,938)    (108,091)
  1,425,213      (217,672)   1,718,258   (2,447,600)   1,648,669    3,649,330   1,253,242   (1,146,512)
    (91,110)      (30,120)    (136,094)     (61,966)    (109,089)     (63,894)    (69,515)     (42,808)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  6,723,247     2,945,343    8,275,430    2,338,524    4,303,908    6,836,603   2,784,621    1,425,612
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  7,639,807     2,264,081   10,180,790    2,365,639    5,892,340    3,671,530   3,887,130      493,135

  6,050,008     3,785,927   11,409,719    9,044,080    8,661,558    4,990,028   5,953,093    5,459,958
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
$13,689,815    $6,050,008  $21,590,509  $11,409,719  $14,553,898  $ 8,661,558  $9,840,223  $ 5,953,093
===========    ==========  ===========  ===========  ===========  ===========  ==========  ===========

    595,589       369,225    1,019,827      811,608      859,377      423,446     549,671      480,961
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
  1,160,030       980,364    1,420,063      953,794    1,165,100    1,783,808     630,666      786,129
   (561,841)     (754,000)    (702,733)    (745,575)    (801,422)  (1,347,877)   (402,263)    (717,419)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
  1,193,778       595,589    1,737,157    1,019,827    1,223,055      859,377     778,074      549,671
===========    ==========  ===========  ===========  ===========  ===========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                         SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                                                     AST GOLDMAN SACHS
                                           AST SMALL-CAP VALUE      CONCENTRATED GROWTH        AST GOLDMAN SACHS
                                                PORTFOLIO                PORTFOLIO         MID-CAP GROWTH PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                         01/01/2012  01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                             TO          TO           TO           TO           TO           TO
                                         12/31/2012  12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                         ----------  ----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (98,617) $  (70,152) $  (181,798) $  (149,862) $  (288,568) $  (207,851)
  Capital gains distributions
   received.............................          0           0            0            0    1,788,797      741,248
  Realized gain (loss) on shares
   redeemed.............................    186,176    (361,914)     394,306     (116,211)     288,440     (824,237)
  Net change in unrealized gain (loss)
   on investments.......................    877,635    (565,184)   1,585,979     (915,576)     535,464   (1,344,424)
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    965,194    (997,250)   1,798,487   (1,181,649)   2,324,133   (1,635,264)
                                         ----------  ----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........  1,777,347   1,942,517    2,952,835    5,288,197    5,508,333    6,626,317
  Annuity Payments......................          0           0            0            0            0            0
  Surrenders, withdrawals and death
   benefits.............................   (184,699)   (200,487)    (168,124)    (727,377)    (292,132)    (514,525)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    881,883    (487,086)   2,431,162   (3,382,134)   3,006,718   (4,211,860)
  Withdrawal and other charges..........    (57,402)    (35,081)    (105,228)     (66,657)    (145,060)     (82,650)
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  2,417,129   1,219,863    5,110,645    1,112,029    8,077,859    1,817,282
                                         ----------  ----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  3,382,323     222,613    6,909,132      (69,620)  10,401,992      182,018

NET ASSETS
  Beginning of period...................  5,461,308   5,238,695    8,999,026    9,068,646   11,358,598   11,176,580
                                         ----------  ----------  -----------  -----------  -----------  -----------
  End of period......................... $8,843,631  $5,461,308  $15,908,158  $ 8,999,026  $21,760,590  $11,358,598
                                         ==========  ==========  ===========  ===========  ===========  ===========

  Beginning units.......................    521,742     463,947      872,417      824,975    1,007,755      933,653
                                         ----------  ----------  -----------  -----------  -----------  -----------
  Units issued..........................    593,744     742,343    1,028,879    1,136,403    1,401,054    1,397,818
  Units redeemed........................   (388,493)   (684,548)    (588,331)  (1,088,961)    (749,621)  (1,323,716)
                                         ----------  ----------  -----------  -----------  -----------  -----------
  Ending units..........................    726,993     521,742    1,312,965      872,417    1,659,188    1,007,755
                                         ==========  ==========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                 AST LORD ABBETT
   AST LARGE-CAP VALUE          CORE FIXED INCOME     AST MARSICO CAPITAL GROWTH      AST MFS GROWTH
        PORTFOLIO                   PORTFOLIO                 PORTFOLIO                  PORTFOLIO
------------------------    ------------------------  ------------------------   ------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011
     TO             TO           TO           TO           TO            TO           TO           TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
$   185,440    $   (22,121) $  (152,258) $   (11,283) $  (352,155)  $  (284,183) $  (134,732) $   (60,226)
          0              0      851,791            0            0             0            0            0
    (56,104)      (450,623)     218,595      311,717      673,619      (313,211)     203,666       (2,894)
  1,321,717       (100,386)     321,933      534,735    1,569,539    (1,384,872)     890,109     (277,215)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  1,451,053       (573,130)   1,240,061      835,169    1,891,003    (1,982,266)     959,043     (340,335)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  5,815,943      3,021,721   19,015,635   10,038,354    7,357,094    10,131,331    2,752,710    2,714,326
     (3,162)             0            0            0            0             0            0            0
   (364,054)      (668,652)    (729,647)    (825,159)    (804,069)     (306,361)    (123,992)     (86,834)
    585,699     (1,100,770)   2,948,375    1,764,030    3,500,918    (5,973,079)   2,468,415   (1,554,871)
    (87,661)       (29,588)    (264,759)     (60,975)    (226,628)     (133,581)     (68,163)     (33,371)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  5,946,765      1,222,711   20,969,604   10,916,250    9,827,315     3,718,310    5,028,970    1,039,250
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  7,397,818        649,581   22,209,665   11,751,419   11,718,318     1,736,044    5,988,013      698,915

  7,376,737      6,727,156   18,984,628    7,233,209   18,293,433    16,557,389    4,779,596    4,080,681
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
$14,774,555    $ 7,376,737  $41,194,293  $18,984,628  $30,011,751   $18,293,433  $10,767,609  $ 4,779,596
===========    ===========  ===========  ===========  ===========   ===========  ===========  ===========

    840,825        748,300    1,575,997      612,139    1,718,281     1,533,930      455,535      382,342
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
    931,282        598,324    3,018,361    1,562,949    2,053,244     2,296,032      754,551      518,096
   (354,684)      (505,799)  (1,241,846)    (599,091)  (1,228,269)   (2,111,681)    (316,091)    (444,903)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
  1,417,423        840,825    3,352,512    1,575,997    2,543,256     1,718,281      893,995      455,535
===========    ===========  ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                           AST NEUBERGER BERMAN    AST NEUBERGER BERMAN / LSV AST PIMCO LIMITED MATURITY
                                         MID-CAP GROWTH PORTFOLIO   MID-CAP VALUE PORTFOLIO        BOND PORTFOLIO
                                         ------------------------  ------------------------   ------------------------
                                          01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012    01/01/2011
                                              TO           TO           TO            TO           TO            TO
                                          12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012    12/31/2011
                                         -----------  -----------  -----------   -----------  -----------   -----------
OPERATIONS
  Net investment income (loss).......... $  (270,677) $  (177,994) $   (99,298)  $   (66,570) $   (70,868)  $   (99,497)
  Capital gains distributions
   received.............................           0            0            0             0      633,956       241,403
  Realized gain (loss) on shares
   redeemed.............................     384,771      (47,566)     227,472      (531,932)      (8,495)      (37,787)
  Net change in unrealized gain (loss)
   on investments.......................   1,045,463     (609,919)   1,438,918      (584,289)      44,946       (23,378)
                                         -----------  -----------  -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   1,159,557     (835,479)   1,567,092    (1,182,791)     599,539        80,741
                                         -----------  -----------  -----------   -----------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   5,440,294    7,444,595    3,987,737     6,071,614    5,519,364     5,251,205
  Annuity Payments......................           0            0            0             0            0             0
  Surrenders, withdrawals and death
   benefits.............................    (314,385)    (249,444)    (158,864)     (182,710)    (663,167)     (421,133)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   3,183,156   (4,334,035)   1,863,335    (3,165,526)     889,017    (1,772,728)
  Withdrawal and other charges..........    (144,182)     (67,889)    (114,489)      (60,982)    (153,241)      (92,132)
                                         -----------  -----------  -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   8,164,883    2,793,227    5,577,719     2,662,396    5,591,973     2,965,212
                                         -----------  -----------  -----------   -----------  -----------   -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   9,324,440    1,957,748    7,144,811     1,479,605    6,191,512     3,045,953

NET ASSETS
  Beginning of period...................  10,192,969    8,235,221    8,617,159     7,137,554   15,100,283    12,054,330
                                         -----------  -----------  -----------   -----------  -----------   -----------
  End of period......................... $19,517,409  $10,192,969  $15,761,970   $ 8,617,159  $21,291,795   $15,100,283
                                         ===========  ===========  ===========   ===========  ===========   ===========

  Beginning units.......................     862,295      693,749      816,821       658,507    1,418,816     1,124,091
                                         -----------  -----------  -----------   -----------  -----------   -----------
  Units issued..........................   1,337,855    1,308,598    1,096,010     1,207,025    1,616,173     1,062,393
  Units redeemed........................    (689,455)  (1,140,052)    (624,134)   (1,048,711)  (1,074,032)     (767,668)
                                         -----------  -----------  -----------   -----------  -----------   -----------
  Ending units..........................   1,510,695      862,295    1,288,697       816,821    1,960,957     1,418,816
                                         ===========  ===========  ===========   ===========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY    AST QMA US EQUITY ALPHA AST T. ROWE PRICE NATURAL   AST T. ROWE PRICE ASSET
    INCOME PORTFOLIO               PORTFOLIO           RESOURCES PORTFOLIO       ALLOCATION PORTFOLIO
------------------------    ----------------------  ------------------------  --------------------------
 01/01/2012     01/01/2011  01/01/2012  01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011
     TO             TO          TO          TO           TO           TO           TO            TO
 12/31/2012     12/31/2011  12/31/2012  12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
$  (219,492)   $   (44,498) $  (53,984) $  (26,663) $  (337,592) $  (256,436) $ (1,817,234) $ (1,322,347)
          0              0           0           0            0            0     3,244,064             0
    272,418       (527,438)    210,908     (89,648)    (938,086)  (1,798,291)    3,780,200    (1,970,220)
  1,711,409       (281,119)    534,982     (41,070)   1,295,662   (4,185,345)   34,237,999    (5,886,549)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

  1,764,335       (853,055)    691,906    (157,381)      19,984   (6,240,072)   39,445,029    (9,179,116)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

  8,624,956      4,032,977   1,332,704   1,840,607    6,210,184   11,103,654   214,432,894   155,649,906
          0              0           0           0            0            0       (47,765)            0
   (310,353)      (337,801)   (101,406)    (44,525)    (807,838)  (1,006,363)   (6,278,599)   (3,334,779)
  3,750,355     (2,541,219)  2,217,682    (840,694)   4,381,151   (4,234,588)   42,569,080   (56,199,920)
   (133,663)       (50,937)    (45,713)    (15,761)    (219,845)    (155,135)   (3,593,349)   (1,551,070)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

 11,931,295      1,103,020   3,403,267     939,627    9,563,652    5,707,568   247,082,261    94,564,137
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

 13,695,630        249,965   4,095,173     782,246    9,583,636     (532,504)  286,527,290    85,385,021

  7,093,624      6,843,659   3,025,276   2,243,030   20,366,272   20,898,776   264,164,701   178,779,680
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
$20,789,254    $ 7,093,624  $7,120,449  $3,025,276  $29,949,908  $20,366,272  $550,691,991  $264,164,701
===========    ===========  ==========  ==========  ===========  ===========  ============  ============

    750,360        718,108     293,943     231,238    2,023,534    1,711,435    24,391,241    16,475,879
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
  1,774,359        931,581     625,878     348,921    2,695,125    2,914,961    31,324,650    25,775,367
   (666,433)      (899,329)   (353,178)   (286,216)  (1,754,320)  (2,602,862)  (10,054,069)  (17,860,005)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
  1,858,286        750,360     566,643     293,943    2,964,339    2,023,534    45,661,822    24,391,241
===========    ===========  ==========  ==========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                           AST MFS GLOBAL EQUITY   AST JPMORGAN INTERNATIONAL AST T. ROWE PRICE GLOBAL
                                                 PORTFOLIO             EQUITY PORTFOLIO            BOND PORTFOLIO
                                         ------------------------  ------------------------   ------------------------
                                          01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011
                                              TO           TO           TO            TO           TO           TO
                                          12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011
                                         -----------  -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $   (69,267) $   (96,593) $     4,158   $   (33,371) $   113,393  $   122,197
  Capital gains distributions
   received.............................           0            0            0             0      251,729       85,984
  Realized gain (loss) on shares
   redeemed.............................     243,678     (202,245)      47,047      (989,607)      31,346      132,783
  Net change in unrealized gain (loss)
   on investments.......................   1,903,728     (669,993)   2,750,619    (1,560,593)     118,159      (58,783)
                                         -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   2,078,139     (968,831)   2,801,824    (2,583,571)     514,627      282,181
                                         -----------  -----------  -----------   -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   3,825,529    4,493,172    2,964,946     6,305,033    4,433,992    4,731,334
  Annuity Payments......................           0            0            0             0            0            0
  Surrenders, withdrawals and death
   benefits.............................    (212,833)    (160,572)    (297,787)     (201,509)    (366,680)    (457,696)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   1,392,047   (2,253,663)   2,387,662    (4,053,547)   1,803,030   (2,150,494)
  Withdrawal and other charges..........    (102,160)     (61,181)    (151,038)     (102,857)    (129,720)     (71,963)
                                         -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   4,902,583    2,017,756    4,903,783     1,947,120    5,740,622    2,051,181
                                         -----------  -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   6,980,722    1,048,925    7,705,607      (636,451)   6,255,249    2,333,362

NET ASSETS
  Beginning of period...................   7,785,786    6,736,861   12,053,672    12,690,123   11,416,125    9,082,763
                                         -----------  -----------  -----------   -----------  -----------  -----------
  End of period......................... $14,766,508  $ 7,785,786  $19,759,279   $12,053,672  $17,671,374  $11,416,125
                                         ===========  ===========  ===========   ===========  ===========  ===========

  Beginning units.......................     738,448      600,071    1,313,564     1,247,253    1,035,375      830,176
                                         -----------  -----------  -----------   -----------  -----------  -----------
  Units issued..........................     952,255    1,010,799    1,468,296     1,623,775    1,064,529    1,096,729
  Units redeemed........................    (522,146)    (872,422)    (993,889)   (1,557,464)    (528,441)    (891,530)
                                         -----------  -----------  -----------   -----------  -----------  -----------
  Ending units..........................   1,168,557      738,448    1,787,971     1,313,564    1,571,463    1,035,375
                                         ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT    AST CAPITAL GROWTH ASSET     AST ACADEMIC STRATEGIES       AST BALANCED ASSET
 HEDGED EQUITY PORTFOLIO       ALLOCATION PORTFOLIO     ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO
------------------------    --------------------------  --------------------------  --------------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO             TO           TO            TO            TO            TO            TO            TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
$  (406,445)   $  (152,571) $ (2,740,809) $ (3,000,937) $ (2,483,084) $ (3,129,060) $ (3,559,473) $ (3,849,946)
          0              0             0             0             0             0    13,537,034             0
    256,583         26,689     4,530,791    (2,357,253)    3,262,162    (1,423,314)    5,104,906     2,153,974
  2,226,379       (630,011)   25,645,314   (14,290,332)   27,729,344   (13,767,759)   26,157,340   (17,882,809)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

  2,076,517       (755,893)   27,435,296   (19,648,522)   28,508,422   (18,320,133)   41,239,807   (19,578,781)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 20,838,895      8,089,423    72,208,643    93,007,685    55,680,594    84,558,699   119,037,626   135,261,534
          0              0             0             0             0             0      (290,287)            0
   (804,594)      (627,606)   (5,788,675)   (4,423,529)   (7,387,563)   (4,974,573)  (12,798,215)  (11,305,561)
  1,630,113        (35,642)   29,001,937   (67,834,244)   24,725,926   (42,666,476)   35,715,392   (79,705,786)
   (205,755)       (34,483)   (2,111,004)   (1,306,210)   (2,100,596)   (1,340,353)   (3,503,930)   (2,095,358)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 21,458,659      7,391,692    93,310,901    19,443,702    70,918,361    35,577,297   138,160,586    42,154,829
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 23,535,176      6,635,799   120,746,197      (204,820)   99,426,783    17,257,164   179,400,393    22,576,048

 16,414,783      9,778,984   216,804,339   217,009,159   249,345,914   232,088,750   352,781,945   330,205,897
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
$39,949,959    $16,414,783  $337,550,536  $216,804,339  $348,772,697  $249,345,914  $532,182,338  $352,781,945
===========    ===========  ============  ============  ============  ============  ============  ============

  1,819,065      1,007,356    21,420,963    20,678,461    24,615,273    22,015,759    33,653,172    30,549,180
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
  3,077,000      1,506,674    19,557,007    19,760,641    15,687,528    17,796,492    24,461,209    25,446,956
   (796,004)      (694,965)  (11,330,180)  (19,018,139)   (9,310,172)  (15,196,978)  (12,191,054)  (22,342,964)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
  4,100,061      1,819,065    29,647,790    21,420,963    30,992,629    24,615,273    45,923,327    33,653,172
===========    ===========  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                             SUBACCOUNTS
                                         ------------------------------------------------------------------------------------
                                           AST PRESERVATION ASSET     AST FIRST TRUST BALANCED     AST FIRST TRUST CAPITAL
                                            ALLOCATION PORTFOLIO          TARGET PORTFOLIO       APPRECIATION TARGET PORTFOLIO
                                         --------------------------  --------------------------  ----------------------------
                                          01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012     01/01/2011
                                              TO            TO            TO            TO            TO             TO
                                          12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012     12/31/2011
                                         ------------  ------------  ------------  ------------  ------------   ------------
OPERATIONS
  Net investment income (loss).......... $ (2,136,461) $ (1,871,297) $    375,150  $     53,875  $   (741,402)  $   (625,646)
  Capital gains distributions
   received.............................   19,769,310             0             0             0             0              0
  Realized gain (loss) on shares
   redeemed.............................    1,988,511     2,465,464     1,121,650    (3,011,507)    1,325,613     (5,279,801)
  Net change in unrealized gain (loss)
   on investments.......................    6,895,289    (3,977,122)   12,984,047    (6,154,694)   13,624,196    (11,932,967)
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   26,516,649    (3,382,955)   14,480,847    (9,112,326)   14,208,407    (17,838,414)
                                         ------------  ------------  ------------  ------------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........  144,317,246   116,740,663    84,911,023    81,273,329    73,832,499     84,854,477
  Annuity Payments......................            0             0       (17,014)            0             0              0
  Surrenders, withdrawals and death
   benefits.............................  (10,106,230)   (7,602,615)   (3,229,994)   (1,935,981)   (2,120,772)    (1,236,721)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    2,449,967   (42,561,992)   15,264,086   (30,458,071)   24,654,609    (49,562,091)
  Withdrawal and other charges..........   (2,638,158)   (1,391,361)   (1,693,589)     (812,420)   (1,540,896)      (814,608)
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  134,022,825    65,184,695    95,234,512    48,066,857    94,825,440     33,241,057
                                         ------------  ------------  ------------  ------------  ------------   ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  160,539,474    61,801,740   109,715,359    38,954,531   109,033,847     15,402,643

NET ASSETS
  Beginning of period...................  266,300,550   204,498,810   138,312,744    99,358,213   113,082,406     97,679,763
                                         ------------  ------------  ------------  ------------  ------------   ------------
  End of period......................... $426,840,024  $266,300,550  $248,028,103  $138,312,744  $222,116,253   $113,082,406
                                         ============  ============  ============  ============  ============   ============

  Beginning units.......................   24,615,353    18,568,295    13,265,213     9,356,812    11,105,442      9,120,677
                                         ------------  ------------  ------------  ------------  ------------   ------------
  Units issued..........................   18,123,219    16,496,730    14,709,530    13,675,653    16,010,851     15,611,746
  Units redeemed........................   (6,083,299)  (10,449,672)   (6,304,900)   (9,767,252)   (7,710,037)   (13,626,981)
                                         ------------  ------------  ------------  ------------  ------------   ------------
  Ending units..........................   36,655,273    24,615,353    21,669,843    13,265,213    19,406,256     11,105,442
                                         ============  ============  ============  ============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
       AST ADVANCED           AST T. ROWE PRICE LARGE-CAP      AST MONEY MARKET         AST SMALL-CAP GROWTH
   STRATEGIES PORTFOLIO           GROWTH PORTFOLIO                 PORTFOLIO                  PORTFOLIO
--------------------------    --------------------------  --------------------------  ------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
     TO              TO            TO            TO            TO            TO            TO           TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
$ (1,125,736)   $ (1,109,068) $  (450,257)  $  (277,130)  $   (331,816) $   (284,412) $  (200,792) $  (124,005)
     978,632               0            0             0              0             0            0            0
   2,685,004      (2,073,998)     595,258      (119,297)             0             0      232,825       43,373
  25,417,674      (6,404,600)   2,690,050    (1,259,418)             0             0      828,600     (609,710)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

  27,955,574      (9,587,666)   2,835,051    (1,655,845)      (331,816)     (284,412)     860,633     (690,342)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 145,489,068     114,822,906    9,462,527     9,316,934      9,847,041    23,134,838    3,444,336    4,035,279
     (35,236)              0       (3,126)            0              0             0       (3,992)           0
  (4,458,320)     (2,259,599)    (604,612)     (385,324)   (21,332,031)  (11,068,116)    (457,867)    (269,956)
  30,640,009     (48,268,209)   6,954,363    (4,702,726)     9,993,186    (2,642,568)   2,353,980   (1,452,427)
  (2,447,999)     (1,068,296)    (226,310)     (107,883)      (141,855)      (99,847)     (92,306)     (38,817)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 169,187,522      63,226,802   15,582,842     4,121,001     (1,633,659)    9,324,307    5,244,151    2,274,079
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 197,143,096      53,639,136   18,417,893     2,465,156     (1,965,475)    9,039,895    6,104,784    1,583,737

 182,811,037     129,171,901   16,199,304    13,734,148     21,882,063    12,842,168    7,766,322    6,182,585
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
$379,954,133    $182,811,037  $34,617,197   $16,199,304   $ 19,916,588  $ 21,882,063  $13,871,106  $ 7,766,322
============    ============  ===========   ===========   ============  ============  ===========  ===========

  17,018,736      11,836,902    1,502,529     1,232,550      2,221,281     1,273,760      646,526      507,079
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
  22,776,358      19,064,231    2,333,677     1,850,572      4,261,909     5,570,243      849,316      770,237
  (8,172,654)    (13,882,397)  (1,062,847)   (1,580,593)    (4,427,038)   (4,622,722)    (460,220)    (630,790)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
  31,622,440      17,018,736    2,773,359     1,502,529      2,056,152     2,221,281    1,035,622      646,526
============    ============  ===========   ===========   ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                          SUBACCOUNTS
                                         -----------------------------------------------------------------------------
                                           AST PIMCO TOTAL RETURN    AST INTERNATIONAL VALUE  AST INTERNATIONAL GROWTH
                                               BOND PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                         --------------------------  -----------------------  ------------------------
                                          01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                              TO            TO           TO           TO           TO           TO
                                          12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                         ------------  ------------  ----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  1,844,475  $    350,620  $   26,624  $   (10,049) $   (63,501) $   (81,061)
  Capital gains distributions
   received.............................    2,122,034     5,614,561           0            0            0            0
  Realized gain (loss) on shares
   redeemed.............................    1,368,839      (984,745)    (88,699)    (507,100)      46,543     (773,683)
  Net change in unrealized gain (loss)
   on investments.......................    9,112,176    (2,390,884)    833,703     (628,081)   1,639,718     (972,097)
                                         ------------  ------------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   14,447,524     2,589,552     771,628   (1,145,230)   1,622,760   (1,826,841)
                                         ------------  ------------  ----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   57,662,142    68,227,812   1,533,076    3,175,404    3,985,389    4,376,264
  Annuity Payments......................      (79,548)      (36,580)          0            0            0            0
  Surrenders, withdrawals and death
   benefits.............................   (6,778,735)   (7,624,810)   (164,835)     (67,398)    (120,987)     (92,634)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   29,400,681   (42,240,369)    819,994   (1,727,225)     280,466   (1,576,773)
  Withdrawal and other charges..........   (1,621,879)     (944,155)    (52,636)     (31,704)     (99,214)     (46,956)
                                         ------------  ------------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   78,582,661    17,381,898   2,135,599    1,349,077    4,045,654    2,659,901
                                         ------------  ------------  ----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   93,030,185    19,971,450   2,907,227      203,847    5,668,414      833,060

NET ASSETS
  Beginning of period...................  154,437,971   134,466,521   4,480,177    4,276,330    7,164,025    6,330,965
                                         ------------  ------------  ----------  -----------  -----------  -----------
  End of period......................... $247,468,156  $154,437,971  $7,387,404  $ 4,480,177  $12,832,439  $ 7,164,025
                                         ============  ============  ==========  ===========  ===========  ===========

  Beginning units.......................   14,092,072    12,278,400     494,113      408,114      784,260      592,727
                                         ------------  ------------  ----------  -----------  -----------  -----------
  Units issued..........................   13,551,715    12,896,311     581,282      677,919    1,092,732    1,177,939
  Units redeemed........................   (6,418,981)  (11,082,639)   (369,855)    (591,920)    (671,935)    (986,406)
                                         ------------  ------------  ----------  -----------  -----------  -----------
  Ending units..........................   21,224,806    14,092,072     705,540      494,113    1,205,057      784,260
                                         ============  ============  ==========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
NVIT DEVELOPING MARKETS   AST INVESTMENT GRADE BOND   AST WESTERN ASSET CORE PLUS
         FUND                     PORTFOLIO                BOND PORTFOLIO          AST BOND PORTFOLIO 2018
----------------------   ---------------------------  --------------------------  ------------------------
01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
    TO           TO            TO            TO            TO            TO            TO           TO
12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
----------  -----------  -------------  ------------  -----------   -----------   -----------  -----------
 $ (9,963)  $   (13,199) $  (1,181,495) $ (3,849,425) $   605,183   $   334,164   $  (363,913) $  (177,515)
        0             0      5,700,628     2,420,829    1,333,248       462,908       110,842      307,854
  (74,592)     (855,034)    35,842,163     1,521,101      345,313       364,517       344,006       50,058
  177,614       622,061     (9,733,697)   14,626,636      (19,061)      187,065       622,643      612,200
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

   93,059      (246,172)    30,627,599    14,719,141    2,264,683     1,348,654       713,578      792,597
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

      799        22,594         31,058             0   10,203,138    12,310,969            53           27
        0             0        (14,459)            0            0             0             0            0
  (98,746)      (79,141)    (5,486,824)   (3,531,108)    (566,897)     (495,273)     (565,155)    (294,102)
    1,421    (1,611,156)  (437,054,915)  673,290,519    5,144,620    (7,292,557)      700,571   20,339,006
   (1,694)       (1,890)    (4,055,949)   (2,276,880)    (343,412)     (204,784)       (3,435)        (127)
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

  (98,220)   (1,669,593)  (446,581,089)  667,482,531   14,437,449     4,318,355       132,034   20,044,804
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

   (5,161)   (1,915,765)  (415,953,490)  682,201,672   16,702,132     5,667,009       845,612   20,837,401

  670,330     2,586,095    688,204,214     6,002,542   28,879,973    23,212,964    21,048,746      211,345
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
 $665,169   $   670,330  $ 272,250,724  $688,204,214  $45,582,105   $28,879,973   $21,894,358  $21,048,746
 ========   ===========  =============  ============  ===========   ===========   ===========  ===========

   51,346       150,777     56,740,197       468,830    2,627,749     2,191,615     1,787,276       17,593
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
    4,021        10,159     81,569,601   152,585,942    3,231,760     3,084,733       632,036    2,632,927
  (11,010)     (109,590)  (117,381,032)  (96,314,575)  (1,939,931)   (2,648,599)     (619,836)    (863,244)
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
   44,357        51,346     20,928,766    56,740,197    3,919,578     2,627,749     1,799,476    1,787,276
 ========   ===========  =============  ============  ===========   ===========   ===========  ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                        SUBACCOUNTS
                                         ------------------------------------------------------------------------
                                                                  AST GLOBAL REAL ESTATE   AST PARAMETRIC EMERGING
                                         AST BOND PORTFOLIO 2019        PORTFOLIO         MARKETS EQUITY PORTFOLIO
                                         ---------------------   -----------------------  ------------------------
                                         01/01/2012   01/01/2011 01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                             TO           TO         TO           TO           TO           TO
                                         12/31/2012   12/31/2011 12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                         ----------   ---------- ----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (13,650)   $   (112) $  (11,410) $    24,590  $  (121,976) $  (142,835)
  Capital gains distributions
   received.............................     29,557       2,092           0            0      339,838            0
  Realized gain (loss) on shares
   redeemed.............................     (1,419)       (610)    134,049     (179,409)    (336,541)  (1,900,072)
  Net change in unrealized gain (loss)
   on investments.......................     (3,809)       (579)    993,606     (375,870)   2,880,354   (3,298,453)
                                         ----------    --------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     10,679         791   1,116,245     (530,689)   2,761,675   (5,341,360)
                                         ----------    --------  ----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........          0           4   1,819,905    2,284,934    5,355,572   11,227,397
  Annuity Payments......................          0           0           0            0            0            0
  Surrenders, withdrawals and death
   benefits.............................    (21,627)    (34,272)    (81,702)     (60,381)    (186,213)    (194,829)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  2,294,154           0     892,920   (1,360,284)   3,811,729   (8,133,173)
  Withdrawal and other charges..........        (67)          0     (48,481)     (28,356)    (210,466)    (145,512)
                                         ----------    --------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  2,272,460     (34,268)  2,582,642      835,913    8,770,622    2,753,883
                                         ----------    --------  ----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  2,283,139     (33,477)  3,698,887      305,224   11,532,297   (2,587,477)

NET ASSETS
  Beginning of period...................          1      33,478   3,471,548    3,166,324   14,498,653   17,086,130
                                         ----------    --------  ----------  -----------  -----------  -----------
  End of period......................... $2,283,140    $      1  $7,170,435  $ 3,471,548  $26,030,950  $14,498,653
                                         ==========    ========  ==========  ===========  ===========  ===========

  Beginning units.......................          0       2,796     333,835      289,148    1,592,487    1,468,373
                                         ----------    --------  ----------  -----------  -----------  -----------
  Units issued..........................    205,143           0     456,643      487,444    2,517,714    2,635,611
  Units redeemed........................    (22,048)     (2,796)   (243,345)    (442,757)  (1,651,706)  (2,511,497)
                                         ----------    --------  ----------  -----------  -----------  -----------
  Ending units..........................    183,095           0     547,133      333,835    2,458,495    1,592,487
                                         ==========    ========  ==========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                           SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING     AST GOLDMAN SACHS        AST SCHRODERS GLOBAL       AST CLS MODERATE ASSET
   FUNDS ALLOCATION FUND        SMALL-CAP VALUE PORTFOLIO     TACTICAL PORTFOLIO         ALLOCATION PORTFOLIO
------------------------------  ------------------------  --------------------------  --------------------------
  01/01/2012      01/01/2011     01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011
      TO              TO             TO           TO           TO            TO            TO            TO
 09/21/2012**     12/31/2011     12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
$   2,728,206    $ (2,144,536)  $  (195,213) $  (140,819) $ (1,637,927) $ (1,158,523) $ (1,992,949) $ (1,321,347)
            0               0             0            0       602,053       832,012     4,402,813     1,704,048
   15,394,586      (4,030,882)      409,844     (340,918)    2,099,981    (3,191,974)      984,445    (2,260,018)
   (2,097,431)     (5,447,041)    1,514,979     (608,211)   13,523,798    (5,453,108)    8,685,465    (5,736,625)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

   16,025,361     (11,622,459)    1,729,610   (1,089,948)   14,587,905    (8,971,593)   12,079,774    (7,613,942)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

   27,761,082      78,999,146     4,932,364    7,710,555    62,692,680    63,448,734    97,934,845    70,249,625
            0               0             0            0             0             0       (17,098)            0
   (1,374,046)     (1,461,462)     (237,214)    (419,088)   (1,410,365)     (710,074)   (2,895,888)   (1,596,833)
 (161,076,921)    (51,674,178)    2,572,375   (4,276,518)   23,691,131   (34,037,183)   16,047,217   (28,090,529)
   (1,028,148)       (891,924)     (144,647)     (81,803)   (1,264,387)     (593,984)   (1,598,741)     (733,121)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

 (135,718,033)     24,971,582     7,122,878    2,933,146    83,709,059    28,107,493   109,470,335    39,829,142
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

 (119,692,672)     13,349,123     8,852,488    1,843,198    98,296,964    19,135,900   121,550,109    32,215,200

  119,692,672     106,343,549    11,039,742    9,196,544    81,483,863    62,347,963   114,175,261    81,960,061
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
$           0    $119,692,672   $19,892,230  $11,039,742  $179,780,827  $ 81,483,863  $235,725,370  $114,175,261
 =============   ============   ===========  ===========  ============  ============  ============  ============

   11,945,693      10,403,163       959,394      790,640     7,911,117     5,917,097    11,121,340     7,792,325
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
   10,141,973      15,190,291     1,339,815    1,506,789    12,393,694    11,456,791    15,152,387    11,864,728
  (22,087,666)    (13,647,761)     (774,517)  (1,338,035)   (5,114,569)   (9,462,771)   (5,270,204)   (8,535,713)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
            0      11,945,693     1,524,692      959,394    15,190,242     7,911,117    21,003,523    11,121,340
 =============   ============   ===========  ===========  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                             SUBACCOUNTS
                                         ----------------------------------------------------------------------------------
                                           AST J.P. MORGAN GLOBAL    AST HORIZON MODERATE ASSET    AST FI PYRAMIS(R) ASSET
                                             THEMATIC PORTFOLIO         ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                         --------------------------  --------------------------  --------------------------
                                          01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                              TO            TO            TO            TO            TO            TO
                                          12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                         ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss).......... $ (1,037,698) $   (664,728) $ (1,263,976) $   (933,786) $ (1,086,065) $   (769,247)
  Capital gains distributions
   received.............................      496,390     2,205,561     2,879,907     3,870,248             0     1,983,750
  Realized gain (loss) on shares
   redeemed.............................      818,542    (2,206,377)      627,204    (1,431,415)      716,635    (3,104,763)
  Net change in unrealized gain (loss)
   on investments.......................    7,800,617    (3,293,153)    5,821,376    (5,382,931)    8,675,694    (3,444,372)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    8,077,851    (3,958,697)    8,064,511    (3,877,884)    8,306,264    (5,334,632)
                                         ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   45,685,661    36,999,463    39,016,865    41,333,962    47,335,757    43,253,820
  Annuity Payments......................            0             0             0             0             0             0
  Surrenders, withdrawals and death
   benefits.............................     (704,287)     (535,161)   (1,737,598)     (916,157)     (843,643)     (493,695)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    6,957,370   (15,405,961)    9,185,338   (16,290,239)   13,178,625   (19,482,671)
  Withdrawal and other charges..........     (773,763)     (361,713)   (1,056,667)     (586,636)     (816,214)     (355,134)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   51,164,981    20,696,628    45,407,938    23,540,930    58,854,525    22,922,320
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   59,242,832    16,737,931    53,472,449    19,663,046    67,160,789    17,587,688

NET ASSETS
  Beginning of period...................   52,173,792    35,435,861    86,340,779    66,677,733    53,096,580    35,508,892
                                         ------------  ------------  ------------  ------------  ------------  ------------
  End of period......................... $111,416,624  $ 52,173,792  $139,813,228  $ 86,340,779  $120,257,369  $ 53,096,580
                                         ============  ============  ============  ============  ============  ============

  Beginning units.......................    4,964,168     3,330,108     8,325,112     6,330,222     5,117,071     3,298,104
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Units issued..........................    7,846,389     6,509,643     7,240,381     7,441,727     8,641,888     7,313,785
  Units redeemed........................   (3,352,372)   (4,875,583)   (3,153,496)   (5,446,837)   (3,415,021)   (5,494,818)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Ending units..........................    9,458,185     4,964,168    12,411,997     8,325,112    10,343,938     5,117,071
                                         ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP         PROFUND VP CONSUMER       PROFUND VP            PROFUND VP
  CONSUMER SERVICES       GOODS PORTFOLIO         FINANCIALS            HEALTH CARE
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (5,515)   $ (4,782)  $ (2,177)  $   (650)  $ (6,939) $  (7,239)  $ (4,666)  $ (4,595)
    1,660           0          0          0          0          0          0          0
   28,512      28,940     17,887     24,821     24,480    (18,867)    28,837     25,471
   41,779     (23,814)    14,842    (17,033)    83,373    (78,387)    35,071     (2,293)
 --------    --------   --------   --------   --------  ---------   --------   --------

   66,436         344     30,552      7,138    100,914   (104,493)    59,242     18,583
 --------    --------   --------   --------   --------  ---------   --------   --------

   18,419      49,505     19,570     45,585     21,716     65,530     15,913     50,988
        0           0          0          0          0          0          0          0
   (1,555)       (876)    (1,602)      (933)   (46,935)      (889)    (1,487)      (849)
  (68,696)    (49,456)   (45,427)   (53,434)   (62,933)     1,062    (62,329)   (71,762)
   (3,182)     (2,686)    (3,017)    (2,629)    (4,219)    (3,528)    (3,563)    (3,128)
 --------    --------   --------   --------   --------  ---------   --------   --------

  (55,014)     (3,513)   (30,476)   (11,411)   (92,371)    62,175    (51,466)   (24,751)
 --------    --------   --------   --------   --------  ---------   --------   --------

   11,422      (3,169)        76     (4,273)     8,543    (42,318)     7,776     (6,168)

  318,360     321,529    309,464    313,737    460,756    503,074    367,076    373,244
 --------    --------   --------   --------   --------  ---------   --------   --------
 $329,782    $318,360   $309,540   $309,464   $469,299  $ 460,756   $374,852   $367,076
 ========    ========   ========   ========   ========  =========   ========   ========

   28,187      29,590     27,614     29,498     83,052     76,969     33,986     37,474
 --------    --------   --------   --------   --------  ---------   --------   --------
    6,303      19,609      7,026     17,058     26,427     63,797     10,485     24,879
  (10,218)    (21,012)    (9,350)   (18,942)   (40,632)   (57,714)   (14,458)   (28,367)
 --------    --------   --------   --------   --------  ---------   --------   --------
   24,272      28,187     25,290     27,614     68,847     83,052     30,013     33,986
 ========    ========   ========   ========   ========  =========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                         ----------------------------------------------------------------
                                              PROFUND VP            PROFUND VP            PROFUND VP
                                              INDUSTRIALS         MID-CAP GROWTH         MID-CAP VALUE
                                         --------------------  --------------------  --------------------
                                         01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                             TO         TO         TO         TO         TO         TO
                                         12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                         ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)..........  $ (4,172)  $ (4,048)  $ (1,591)  $ (1,427)  $ (1,216)  $  (984)
  Capital gains distributions
   received.............................         0          0          0          0          0         0
  Realized gain (loss) on shares
   redeemed.............................    20,490     22,262      3,168      5,612      7,323     1,664
  Net change in unrealized gain (loss)
   on investments.......................    25,260    (48,784)    10,667    (15,105)     6,156    (9,053)
                                          --------   --------   --------   --------   --------   -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    41,578    (30,570)    12,244    (10,920)    12,263    (8,373)
                                          --------   --------   --------   --------   --------   -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    11,307     40,222      5,672     16,804      6,321    18,364
  Annuity Payments......................         0          0          0          0          0         0
  Surrenders, withdrawals and death
   benefits.............................    (1,463)      (281)      (285)       (92)   (11,063)   (2,192)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (22,679)   (80,591)    15,477     (6,856)   (18,049)    3,080
  Withdrawal and other charges..........    (3,065)    (2,868)      (935)      (788)      (749)     (633)
                                          --------   --------   --------   --------   --------   -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (15,900)   (43,518)    19,929      9,068    (23,540)   18,619
                                          --------   --------   --------   --------   --------   -------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    25,678    (74,088)    32,173     (1,852)   (11,277)   10,246

NET ASSETS
  Beginning of period...................   289,434    363,522     87,030     88,882     80,928    70,682
                                          --------   --------   --------   --------   --------   -------
  End of period.........................  $315,112   $289,434   $119,203   $ 87,030   $ 69,651   $80,928
                                          ========   ========   ========   ========   ========   =======

  Beginning units.......................    32,874     39,954      8,510      8,315      8,634     7,138
                                          --------   --------   --------   --------   --------   -------
  Units issued..........................    15,432     28,222      5,159      8,878      2,447     8,089
  Units redeemed........................   (16,934)   (35,302)    (3,414)    (8,683)    (4,610)   (6,593)
                                          --------   --------   --------   --------   --------   -------
  Ending units..........................    31,372     32,874     10,255      8,510      6,471     8,634
                                          ========   ========   ========   ========   ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP             PROFUND VP            PROFUND VP            PROFUND VP
     REAL ESTATE         SMALL-CAP GROWTH       SMALL-CAP VALUE     TELECOMMUNICATIONS
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $  1,441    $ (1,951)  $  (497)   $  (383)   $  (294)   $  (342)   $  7,533   $  3,833
        0           0         0         43          0          0           0          0
    8,170      20,887     1,488      3,513        955      2,484      14,768      1,355
    7,362     (21,958)    1,969     (4,807)     2,160     (4,269)     18,321    (17,520)
 --------    --------   -------    -------    -------    -------    --------   --------

   16,973      (3,022)    2,960     (1,634)     2,821     (2,127)     40,622    (12,332)
 --------    --------   -------    -------    -------    -------    --------   --------

    4,265      13,703     1,282      1,958        648      2,175      11,450     39,282
        0           0         0          0          0          0           0          0
     (208)       (171)   (8,057)    (2,091)         0          0      (1,511)    (1,380)
   14,616     (32,886)    9,776        (21)    (2,071)    (5,194)    (56,167)   (13,680)
   (1,150)     (1,059)     (240)      (209)      (174)      (196)     (2,536)    (2,212)
 --------    --------   -------    -------    -------    -------    --------   --------

   17,523     (20,413)    2,761       (363)    (1,597)    (3,215)    (48,764)    22,010
 --------    --------   -------    -------    -------    -------    --------   --------

   34,496     (23,435)    5,721     (1,997)     1,224     (5,342)     (8,142)     9,678

  109,609     133,044    26,096     28,093     19,259     24,601     254,740    245,062
 --------    --------   -------    -------    -------    -------    --------   --------
 $144,105    $109,609   $31,817    $26,096    $20,483    $19,259    $246,598   $254,740
 ========    ========   =======    =======    =======    =======    ========   ========

   12,429      15,569     2,491      2,676      1,988      2,399      28,944     27,946
 --------    --------   -------    -------    -------    -------    --------   --------
    7,343      11,942     1,912      3,176        381      1,982       8,977     26,328
   (5,612)    (15,082)   (1,662)    (3,361)      (522)    (2,393)    (13,512)   (25,330)
 --------    --------   -------    -------    -------    -------    --------   --------
   14,160      12,429     2,741      2,491      1,847      1,988      24,409     28,944
 ========    ========   =======    =======    =======    =======    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                         ----------------------------------------------------------------
                                              PROFUND VP            PROFUND VP            PROFUND VP
                                               UTILITIES         LARGE-CAP GROWTH       LARGE-CAP VALUE
                                         --------------------  --------------------  --------------------
                                         01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                             TO         TO         TO         TO         TO         TO
                                         12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                         ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)..........  $  3,242   $  2,653   $  (816)   $  (824)   $   (743)  $ (1,028)
  Capital gains distributions
   received.............................         0          0         0          0           0          0
  Realized gain (loss) on shares
   redeemed.............................    11,656     14,234     3,326      5,278      13,261        856
  Net change in unrealized gain (loss)
   on investments.......................   (17,498)    14,867     1,514     (6,626)      2,978     (8,180)
                                          --------   --------   -------    -------    --------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    (2,600)    31,754     4,024     (2,172)     15,496     (8,352)
                                          --------   --------   -------    -------    --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    13,972     49,250       238        572       1,906     23,502
  Annuity Payments......................         0          0         0          0           0          0
  Surrenders, withdrawals and death
   benefits.............................    (1,313)    (1,708)        0     (2,016)    (53,942)       (93)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (54,756)   (62,123)    8,331     (4,708)    (27,699)   (13,093)
  Withdrawal and other charges..........    (2,424)    (2,276)     (351)      (281)       (944)      (831)
                                          --------   --------   -------    -------    --------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (44,521)   (16,857)    8,218     (6,433)    (80,679)     9,485
                                          --------   --------   -------    -------    --------   --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (47,121)    14,897    12,242     (8,605)    (65,183)     1,133

NET ASSETS
  Beginning of period...................   258,742    243,845    36,943     45,548     140,580    139,447
                                          --------   --------   -------    -------    --------   --------
  End of period.........................  $211,621   $258,742   $49,185    $36,943    $ 75,397   $140,580
                                          ========   ========   =======    =======    ========   ========

  Beginning units.......................    27,191     29,660     3,831      4,793      17,584     16,965
                                          --------   --------   -------    -------    --------   --------
  Units issued..........................    13,353     23,495     4,972      4,644       3,334      9,971
  Units redeemed........................   (17,985)   (25,964)   (4,218)    (5,606)    (12,624)    (9,352)
                                          --------   --------   -------    -------    --------   --------
  Ending units..........................    22,559     27,191     4,585      3,831       8,294     17,584
                                          ========   ========   =======    =======    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                           AST JENNISON LARGE-CAP   AST JENNISON LARGE-CAP
AST BOND PORTFOLIO 2020       VALUE PORTFOLIO          GROWTH PORTFOLIO       AST BOND PORTFOLIO 2017
----------------------    -----------------------  ------------------------  ------------------------
01/01/2012    01/01/2011  01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
    TO            TO          TO           TO           TO           TO           TO           TO
12/31/2012    12/31/2011  12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
----------   -----------  ----------  -----------  -----------  -----------  -----------  -----------
$  (2,275)   $   (15,192) $  (63,185) $   (50,441) $  (144,628) $   (67,085) $  (349,584) $  (162,337)
   12,074        317,874           0       14,020            0            0            0       23,155
   34,556        (10,202)     15,087     (334,662)     132,373     (137,141)     366,417       83,003
  (34,325)        32,756     485,373     (267,112)     678,640     (158,484)     572,745      403,543
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

   10,030        325,236     437,275     (638,195)     666,385     (362,710)     589,578      347,364
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

        4              4   1,487,840    2,749,806    3,894,363    4,398,143           (2)          85
        0              0           0            0            0            0            0            0
   (2,456)       (29,615)    (22,975)     (10,522)     (64,564)     (10,000)    (427,854)    (253,355)
 (618,483)    (2,748,369)    909,265   (1,421,000)   1,532,209   (1,439,620)     558,404   20,837,042
      (44)          (442)    (46,956)     (28,224)     (75,898)     (24,802)      (5,591)      (3,919)
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

 (620,979)    (2,778,422)  2,327,174    1,290,060    5,286,110    2,923,721      124,957   20,579,853
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

 (610,949)    (2,453,186)  2,764,449      651,865    5,952,495    2,561,011      714,535   20,927,217

  745,887      3,199,073   3,336,250    2,684,385    4,657,450    2,096,439   21,132,370      205,153
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
$ 134,938    $   745,887  $6,100,699  $ 3,336,250  $10,609,945  $ 4,657,450  $21,846,905  $21,132,370
=========    ===========  ==========  ===========  ===========  ===========  ===========  ===========
   65,882        331,074     338,692      251,015      435,071      193,445    1,835,904       19,412
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
    9,721        242,070     530,942      561,052      766,099      724,888      878,207    2,884,171
  (64,922)      (507,262)   (312,920)    (473,375)    (325,370)    (483,262)    (867,215)  (1,067,679)
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
   10,681         65,882     556,714      338,692      875,800      435,071    1,846,896    1,835,904
=========    ===========  ==========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                      SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                                                   WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                                                                   INTERNATIONAL EQUITY     OMEGA GROWTH PORTFOLIO
                                          AST BOND PORTFOLIO 2021  PORTFOLIO SHARE CLASS 1      SHARE CLASS 1
                                         ------------------------  -----------------------  -----------------------
                                          01/01/2012   01/01/2011  01/01/2012   01/01/2011  01/01/2012   01/01/2011
                                              TO           TO          TO           TO          TO           TO
                                          12/31/2012   12/31/2011  12/31/2012   12/31/2011  12/31/2012   12/31/2011
                                         -----------  -----------  ----------   ----------  ----------   ----------
OPERATIONS
  Net investment income (loss).......... $  (435,040) $  (350,851)  $   (190)    $ (2,527)   $ (6,125)    $ (6,228)
  Capital gains distributions
   received.............................     622,481            0     13,810       10,094      23,469        3,129
  Realized gain (loss) on shares
   redeemed.............................   1,311,773    1,239,362      1,218        1,817       7,982        5,466
  Net change in unrealized gain (loss)
   on investments.......................      (4,266)   2,052,415      9,950      (43,492)     34,762      (27,460)
                                         -----------  -----------   --------     --------    --------     --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   1,494,948    2,940,926     24,788      (34,108)     60,088      (25,093)
                                         -----------  -----------   --------     --------    --------     --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........           0            0          0            0           1            1
  Annuity Payments......................           0            0          0            0           0            0
  Surrenders, withdrawals and death
   benefits.............................    (667,214)    (367,153)   (15,107)      (5,488)    (14,243)      (4,972)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  (6,182,916)  26,606,619      4,499        3,005      (6,498)     (12,340)
  Withdrawal and other charges..........     (10,362)      (7,377)       (22)         (23)         (5)         (12)
                                         -----------  -----------   --------     --------    --------     --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (6,860,492)  26,232,089    (10,630)      (2,506)    (20,745)     (17,323)
                                         -----------  -----------   --------     --------    --------     --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (5,365,544)  29,173,015     14,158      (36,614)     39,343      (42,416)

NET ASSETS
  Beginning of period...................  33,532,170    4,359,155    205,566      242,180     325,918      368,334
                                         -----------  -----------   --------     --------    --------     --------
  End of period......................... $28,166,626  $33,532,170   $219,724     $205,566    $365,261     $325,918
                                         ===========  ===========   ========     ========    ========     ========

  Beginning units.......................   2,641,568      395,858     16,691       16,854     178,914      188,089
                                         -----------  -----------   --------     --------    --------     --------
  Units issued..........................   1,013,425    4,630,709        896        1,211       1,977        3,130
  Units redeemed........................  (1,525,615)  (2,384,999)    (1,618)      (1,374)    (11,955)     (12,305)
                                         -----------  -----------   --------     --------    --------     --------
  Ending units..........................   2,129,378    2,641,568     15,969       16,691     168,936      178,914
                                         ===========  ===========   ========     ========    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                  SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
   SMALL CAP VALUE                                  AST QUANTITATIVE    AST BLACKROCK GLOBAL
PORTFOLIO SHARE CLASS 1   AST BOND PORTFOLIO 2022  MODELING PORTFOLIO   STRATEGIES PORTFOLIO
-----------------------  ------------------------  ------------------ ------------------------
01/01/2012   01/01/2011   01/01/2012   1/3/2011*       01/01/2012      01/01/2012   4/29/2011*
    TO           TO           TO           TO              TO              TO           TO
12/31/2012   12/31/2011   12/31/2012   12/31/2011      12/31/2012      12/31/2012   12/31/2011
----------   ----------  -----------  -----------  ------------------ -----------  -----------
 $  (323)     $   (512)  $  (379,428) $   (94,888)      $  (834)      $  (807,088) $  (412,731)
       0             0        36,319            0             0                 0            0
   1,216           888       531,946      133,351           (25)           36,625     (384,884)
   6,451        (6,272)      605,205      597,720         4,378         6,636,996   (2,193,000)
 -------      --------   -----------  -----------       -------       -----------  -----------

   7,344        (5,896)      794,042      636,183         3,519         5,866,533   (2,990,615)
 -------      --------   -----------  -----------       -------       -----------  -----------

      (1)            0            17            0        11,473        38,492,837   17,654,025
       0             0             0            0             0                 0     (144,021)
  (5,183)       (4,411)     (430,356)     (95,379)       (5,000)       (3,027,458)  (2,217,275)
       0             0     5,596,043   15,063,006        63,714         1,493,989   32,082,198
    (190)         (199)       (4,707)         (23)          (45)         (425,649)     (70,539)
 -------      --------   -----------  -----------       -------       -----------  -----------

  (5,374)       (4,610)    5,160,997   14,967,604        70,142        36,533,719   47,304,388
 -------      --------   -----------  -----------       -------       -----------  -----------

   1,970       (10,506)    5,955,039   15,603,787        73,661        42,400,252   44,313,773

  60,792        71,298    15,603,787            0             0        44,313,773            0
 -------      --------   -----------  -----------       -------       -----------  -----------
 $62,762      $ 60,792   $21,558,826  $15,603,787       $73,661       $86,714,025  $44,313,773
 =======      ========   ===========  ===========       =======       ===========  ===========

   5,634         6,040     1,301,756            0             0         4,834,702            0
 -------      --------   -----------  -----------       -------       -----------  -----------
      47             0     1,322,912    2,159,107         8,093         4,842,479    5,650,666
    (508)         (406)     (888,141)    (857,351)         (677)       (1,083,168)    (815,964)
 -------      --------   -----------  -----------       -------       -----------  -----------
   5,173         5,634     1,736,527    1,301,756         7,416         8,594,013    4,834,702
 =======      ========   ===========  ===========       =======       ===========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                      SUBACCOUNTS
                                         -------------------------------------------------------------------------
                                         WELLS FARGO ADVANTAGE VT   AST PRUDENTIAL CORE BOND  AST NEUBERGER BERMAN
                                         OPPORTUNITY FUND - CLASS 1        PORTFOLIO           CORE BOND PORTFOLIO
                                         -------------------------  ----------------------   ----------------------
                                         01/01/2012    8/26/2011*   01/01/2012   10/31/2011* 01/01/2012  10/31/2011*
                                             TO            TO           TO           TO          TO          TO
                                         12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012  12/31/2011
                                         ----------    ----------   ----------   ----------- ----------  -----------
OPERATIONS
  Net investment income (loss)..........  $ (2,561)     $ (1,571)   $  (53,631)   $   (370)  $  (31,298)  $   (518)
  Capital gains distributions
   received.............................        71             0         6,348           0        1,317          0
  Realized gain (loss) on shares
   redeemed.............................    14,141            80        44,175          18        5,928          2
  Net change in unrealized gain (loss)
   on investments.......................    22,873        13,571       175,383       2,915       77,269      3,106
                                          --------      --------    ----------    --------   ----------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    34,524        12,080       172,275       2,563       53,216      2,590
                                          --------      --------    ----------    --------   ----------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         0             0     5,253,419     270,483    2,430,687    333,800
  Annuity Payments......................         0             0             0           0            0          0
  Surrenders, withdrawals and death
   benefits.............................   (91,868)       (2,734)      (26,732)          0      (19,376)         0
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (1,008)      258,727     1,100,495      87,261      730,285    108,042
  Withdrawal and other charges..........       (29)            0       (24,447)         (3)     (17,869)      (143)
                                          --------      --------    ----------    --------   ----------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (92,905)      255,993     6,302,735     357,741    3,123,727    441,699
                                          --------      --------    ----------    --------   ----------   --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (58,381)      268,073     6,475,010     360,304    3,176,943    444,289

NET ASSETS
  Beginning of period...................   268,073             0       360,304           0      444,289          0
                                          --------      --------    ----------    --------   ----------   --------
  End of period.........................  $209,692      $268,073    $6,835,314    $360,304   $3,621,232   $444,289
                                          ========      ========    ==========    ========   ==========   ========

  Beginning units.......................    25,046             0        35,775           0       44,118          0
                                          --------      --------    ----------    --------   ----------   --------
  Units issued..........................        60        26,209       937,632      37,586      388,938     46,069
  Units redeemed........................    (7,898)       (1,163)     (330,257)     (1,811)     (84,543)    (1,951)
                                          --------      --------    ----------    --------   ----------   --------
  Ending units..........................    17,208        25,046       643,150      35,775      348,513     44,118
                                          ========      ========    ==========    ========   ==========   ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                 SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------
               AST FRANKLIN TEMPLETON AST NEW DISCOVERY AST WESTERN ASSET     AST MFS
   AST BOND        FOUNDING FUNDS     ASSET ALLOCATION  EMERGING MARKETS     LARGE-CAP
PORTFOLIO 2023  ALLOCATION PORTFOLIO      PORTFOLIO      DEBT PORTFOLIO   VALUE PORTFOLIO
-------------- ---------------------- ----------------- ----------------- ---------------
  1/3/2012*          4/30/2012*          4/30/2012*        8/20/2012*       8/20/2012*
      TO                 TO                  TO                TO               TO
  12/31/2012         12/31/2012          12/31/2012        12/31/2012       12/31/2012
-------------- ---------------------- ----------------- ----------------- ---------------
  $  (24,877)       $   (981,950)        $   (29,115)        $   (80)         $   (98)
           0                   0                   0               0                0
       7,752            (464,899)           (116,623)            (14)             (57)
      34,932           3,799,884             835,954             575              232
  ----------        ------------         -----------         -------          -------

      17,807           2,353,035             690,216             481               77
  ----------        ------------         -----------         -------          -------

           0          26,496,096           7,175,938          67,352              185
           0                   0                   0               0                0
     (73,375)           (678,968)           (167,655)              0                0
   3,964,015         182,098,416          16,016,273            (137)          39,974
           0            (540,950)           (114,215)              0              (39)
  ----------        ------------         -----------         -------          -------

   3,890,640         207,374,594          22,910,341          67,215           40,120
  ----------        ------------         -----------         -------          -------

   3,908,447         209,727,629          23,600,557          67,696           40,197

           0                   0                   0               0                0
  ----------        ------------         -----------         -------          -------
  $3,908,447        $209,727,629         $23,600,557         $67,696          $40,197
  ==========        ============         ===========         =======          =======

           0                   0                   0               0                0
  ----------        ------------         -----------         -------          -------
     414,532          22,006,729           2,936,117           8,144            4,154
     (38,366)         (2,495,985)           (650,876)         (1,634)            (211)
  ----------        ------------         -----------         -------          -------
     376,166          19,510,744           2,285,241           6,510            3,943
  ==========        ============         ===========         =======          =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 1: GENERAL

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life of New Jersey's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Select and Discovery Choice Variable Annuity Contracts, and Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement, X, B, L, C Series, Prudential Premier Advisor Series and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and fifteen subaccounts within the Account, of which one hundred and thirteen had activity during 2012. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

Invesco V.I. Core Equity Fund
AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Goldman Sachs Large-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST American Century Income & Growth Portfolio**
AST Schroders Multi-Asset World Strategies Portfolio
AST Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST BlackRock Value Portfolio
AST High Yield Portfolio
AST Federated Aggressive Growth Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
AST MFS Global Equity Portfolio
AST JPMorgan International Equity Portfolio
AST T. Rowe Price Global Bond Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Advanced Strategies Portfolio

                                      A51

AST Schroders Global Tactical Portfolio (Formerly AST CLS Growth Asset
 Allocation Portfolio)
AST CLS Moderate Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio (Formerly AST Horizon Growth Asset
 Portfolio)
AST Horizon Moderate Asset Allocation Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Bond Portfolio 2016*
AST Parametric Emerging Markets Equity Portfolio
AST Bond Portfolio 2020
AST Jennison Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
Davis Value Portfolio
Prudential SP International Value Portfolio
Prudential Diversified Bond Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential Value Portfolio
Prudential Equity Portfolio
Prudential Jennison 20/20 Focus Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund**
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Janus Aspen Janus Portfolio - Service Shares
Prudential SP International Growth Portfolio
Prudential Jennison Portfolio
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Overseas Portfolio - Institutional Shares
NVIT Developing Markets Fund
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
Prudential Money Market Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Prudential Small Capitalization Stock Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund-Class 1
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1*
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
        --------
        * Subaccount available for investment, but had no assets as of December 2012

        ** Subaccount no longer available for investment as of December 31, 2012

        The Portfolios are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

                                      A52

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012 as net transfers between subaccounts. The transfers occurred as follows:

                                 REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    MAY 04, 2012               ---------------------- ----------------------
                                AST AMERICAN CENTURY    AST NEW DISCOVERY
                                  INCOME & GROWTH        ASSET ALLOCATION
                                     PORTFOLIO              PORTFOLIO
                               ---------------------- ----------------------
    Shares....................         1,223,842              1,754,480
    Net asset value per share.      $      14.25           $       9.99
    Net assets before merger..      $ 17,439,741           $     87,518
    Net assets after merger...      $          0           $ 17,527,259

                                 REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    SEPTEMBER 21, 2012         ---------------------- ----------------------
                               FRANKLIN TEMPLETON VIP AST FRANKLIN TEMPLETON
                                   FOUNDING FUNDS         FOUNDING FUNDS
                                  ALLOCATION FUND      ALLOCATION PORTFOLIO
                               ---------------------- ----------------------
    Shares....................        22,385,254             19,150,160
    Net asset value per share.      $       8.36           $      10.74
    Net assets before merger..      $187,120,575           $ 18,552,141
    Net assets after merger...      $          0           $205,672,716

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        Effective January 1, 2012, the Account adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 3. Adoption of this guidance did not have a material effect on the Account's net assets or results of operations.

                                      A53

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an investment in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level of any input, both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those securities. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability:
        (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the investment. As of December 31, 2012, the Account did not have any Level 3 investments.

        As of December 31, 2012, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of Series Funds, and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 investments as of December 31, 2012, are presented below.

Proprietary Funds (Series Funds)...................................... $5,933,652,466
AllianceBernstein VPS Large Cap Growth Portfolio Class B.............. $      457,152
Davis Value Portfolio................................................. $    2,130,939
Janus Aspen Janus Portfolio - Service Shares.......................... $      389,239
Janus Aspen Janus Portfolio - Institutional Shares.................... $    5,085,360
Janus Aspen Overseas Portfolio - Institutional Shares................. $    8,556,231
NVIT Developing Markets Fund.......................................... $      665,169
ProFund VP Consumer Services.......................................... $      329,782
ProFund VP Consumer Goods Portfolio................................... $      309,540
ProFund VP Financials................................................. $      469,299
ProFund VP Health Care................................................ $      374,852
ProFund VP Industrials................................................ $      315,112
ProFund VP Mid-Cap Growth............................................. $      119,203
ProFund VP Mid-Cap Value.............................................. $       69,651
ProFund VP Real Estate................................................ $      144,105
ProFund VP Small-Cap Growth........................................... $       31,817
ProFund VP Small-Cap Value............................................ $       20,483
ProFund VP Telecommunications......................................... $      246,598
ProFund VP Utilities.................................................. $      211,621
ProFund VP Large-Cap Growth........................................... $       49,185
ProFund VP Large-Cap Value............................................ $       75,397
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $      219,724

                                      A54

   Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1.... $365,261
   Wells Fargo Advantage VT Opportunity Fund-Class 1................ $209,692
   Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1. $ 62,762

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During the year ended December 31, 2012, there were no transfers between Level 1 and Level 2.

NOTE 4: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2012 were as follows:

                                                           PURCHASES       SALES
                                                          ------------ ------------
Invesco V.I. Core Equity Fund............................ $     71,449 $ (1,277,570)
AllianceBernstein VPS Large Cap Growth Portfolio Class B. $     21,865 $   (107,755)
American Century VP Value Fund........................... $     42,420 $   (456,170)
AST Goldman Sachs Large-Cap Value Portfolio.............. $  8,725,710 $ (4,433,279)
AST T. Rowe Price Large-Cap Growth Portfolio............. $ 23,762,298 $ (8,629,713)
AST American Century Income & Growth Portfolio........... $  5,680,369 $(17,971,313)
AST Schroders Multi-Asset World Strategies Portfolio..... $ 89,939,851 $(44,846,041)
AST Money Market Portfolio............................... $ 26,425,402 $(28,392,768)
AST Cohen & Steers Realty Portfolio...................... $ 11,808,430 $ (4,318,515)
AST J.P. Morgan Strategic Opportunities Portfolio........ $ 67,107,923 $(18,917,412)
AST BlackRock Value Portfolio............................ $ 10,761,326 $ (4,225,851)
AST High Yield Portfolio................................. $ 13,787,466 $ (5,808,873)
AST Federated Aggressive Growth Portfolio................ $ 11,125,237 $ (7,033,472)
AST Mid-Cap Value Portfolio.............................. $  6,258,251 $ (3,618,022)
AST Small-Cap Value Portfolio............................ $  5,588,603 $ (3,300,888)
AST Goldman Sachs Concentrated Growth Portfolio.......... $  9,799,562 $ (4,901,500)
AST Goldman Sachs Mid-Cap Growth Portfolio............... $ 14,369,805 $ (6,580,513)
AST Goldman Sachs Small-Cap Value Portfolio.............. $ 13,292,139 $ (6,442,850)
AST Large-Cap Value Portfolio............................ $  8,249,364 $ (2,470,621)
AST Lord Abbett Core Fixed Income Portfolio.............. $ 27,580,755 $ (7,121,502)
AST Marsico Capital Growth Portfolio..................... $ 20,213,896 $(10,836,464)
AST MFS Growth Portfolio................................. $  7,702,637 $ (2,808,399)
AST Neuberger Berman Mid-Cap Growth Portfolio............ $ 14,486,391 $ (6,592,186)
AST Neuberger Berman / LSV Mid-Cap Value Portfolio....... $ 10,373,511 $ (5,019,573)
AST Small-Cap Growth Portfolio........................... $  9,221,964 $ (4,178,605)
AST PIMCO Limited Maturity Bond Portfolio................ $ 14,645,917 $ (9,383,297)
AST PIMCO Total Return Bond Portfolio.................... $118,470,059 $(43,344,911)
AST T. Rowe Price Equity Income Portfolio................ $ 16,383,336 $ (4,696,607)
AST QMA US Equity Alpha Portfolio........................ $  6,781,988 $ (3,474,052)
AST T. Rowe Price Natural Resources Portfolio............ $ 20,411,517 $(11,293,669)
AST T. Rowe Price Asset Allocation Portfolio............. $316,720,327 $(76,571,698)
AST International Value Portfolio........................ $  4,627,129 $ (2,598,234)
AST MFS Global Equity Portfolio.......................... $  8,908,651 $ (4,196,392)
AST JPMorgan International Equity Portfolio.............. $ 11,754,146 $ (7,127,204)

                                      A55

                                                                PURCHASES        SALES
                                                               ------------ ---------------
AST T. Rowe Price Global Bond Portfolio....................... $  9,635,799 $    (4,143,565)
AST International Growth Portfolio............................ $  8,798,644 $    (4,922,623)
AST Wellington Management Hedged Equity Portfolio............. $ 26,770,358 $    (5,792,605)
AST Capital Growth Asset Allocation Portfolio................. $190,563,235 $  (102,293,562)
AST Academic Strategies Asset Allocation Portfolio............ $145,152,253 $   (79,786,279)
AST Balanced Asset Allocation Portfolio....................... $234,714,613 $  (104,342,495)
AST Preservation Asset Allocation Portfolio................... $162,339,286 $   (34,266,824)
AST First Trust Balanced Target Portfolio..................... $141,115,036 $   (49,268,223)
AST First Trust Capital Appreciation Target Portfolio......... $155,858,950 $   (63,987,449)
AST Advanced Strategies Portfolio............................. $228,645,784 $   (64,282,716)
AST Schroders Global Tactical Portfolio....................... $125,307,798 $   (43,843,613)
AST CLS Moderate Asset Allocation Portfolio................... $144,968,657 $   (38,426,116)
AST J.P. Morgan Global Thematic Portfolio..................... $ 77,036,464 $   (27,281,983)
AST Horizon Moderate Asset Allocation Portfolio............... $ 69,955,075 $   (26,475,860)
AST FI Pyramis(R) Asset Allocation Portfolio.................. $ 84,056,580 $   (26,722,575)
AST Investment Grade Bond Portfolio........................... $932,831,372 $(1,385,602,531)
AST Western Asset Core Plus Bond Portfolio.................... $ 28,748,378 $   (15,008,594)
AST Bond Portfolio 2018....................................... $  7,331,308 $    (7,664,054)
AST Bond Portfolio 2019....................................... $  2,528,043 $      (271,583)
AST Global Real Estate Portfolio.............................. $  4,566,667 $    (2,077,237)
AST Parametric Emerging Markets Equity Portfolio.............. $ 20,731,809 $   (12,330,400)
AST Bond Portfolio 2020....................................... $    124,049 $      (748,375)
AST Jennison Large-Cap Value Portfolio........................ $  4,554,470 $    (2,311,787)
AST Jennison Large-Cap Growth Portfolio....................... $  7,823,626 $    (2,682,144)
AST Bond Portfolio 2017....................................... $  9,869,836 $   (10,199,839)
AST Bond Portfolio 2021....................................... $ 11,105,051 $   (18,634,927)
AST Bond Portfolio 2022....................................... $ 14,850,364 $   (10,074,030)
AST Quantitative Modeling Portfolio........................... $     76,307 $        (7,024)
AST BlackRock Global Strategies Portfolio..................... $ 43,427,082 $    (8,012,071)
AST Prudential Core Bond Portfolio............................ $  8,963,340 $    (2,720,558)
AST Neuberger Berman Core Bond Portfolio...................... $  3,444,864 $     (357,511)
AST Bond Portfolio 2023....................................... $  4,225,471 $      (359,708)
AST Franklin Templeton Founding Funds Allocation Portfolio.... $227,085,047 $   (20,692,403)
AST New Discovery Asset Allocation Portfolio.................. $ 27,498,355 $    (4,797,438)
AST Western Asset Emerging Markets Debt Portfolio............. $     83,933 $       (16,798)
AST MFS Large-Cap Value Portfolio............................. $     42,200 $        (2,179)
Davis Value Portfolio......................................... $     33,723 $      (350,398)
Prudential SP International Value Portfolio................... $    149,286 $      (806,935)
Prudential Diversified Bond Portfolio......................... $    198,542 $    (3,786,185)
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $    129,335 $    (2,275,093)
Prudential Value Portfolio.................................... $    293,081 $    (4,654,650)
Prudential Equity Portfolio................................... $    315,505 $    (2,992,968)
Prudential Jennison 20/20 Focus Portfolio..................... $    124,855 $      (565,140)
Franklin Templeton VIP Founding Funds Allocation Fund......... $ 94,960,979 $  (232,585,350)
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $    101,081 $      (336,909)
Prudential Global Portfolio................................... $     44,166 $      (731,672)
Prudential High Yield Bond Portfolio.......................... $    654,597 $    (3,923,801)
Janus Aspen Janus Portfolio - Service Shares.................. $     17,644 $      (124,235)
Prudential SP International Growth Portfolio.................. $     63,173 $      (611,357)
Prudential Jennison Portfolio................................. $    117,403 $    (3,738,579)
Janus Aspen Janus Portfolio - Institutional Shares............ $     22,333 $      (805,837)
Janus Aspen Overseas Portfolio - Institutional Shares......... $    154,473 $    (1,437,826)
NVIT Developing Markets Fund.................................. $     45,901 $      (154,752)
MFS(R) Growth Series - Initial Class.......................... $     31,348 $      (887,755)
MFS(R) Research Series - Initial Class........................ $      3,876 $      (275,902)
Prudential Money Market Portfolio............................. $  4,226,615 $    (7,710,705)
ProFund VP Consumer Services.................................. $     49,172 $      (109,701)
ProFund VP Consumer Goods Portfolio........................... $     58,144 $       (93,890)
ProFund VP Financials......................................... $    103,357 $      (203,182)
ProFund VP Health Care........................................ $     84,235 $      (142,026)
ProFund VP Industrials........................................ $    106,404 $      (127,367)
ProFund VP Mid-Cap Growth..................................... $     47,191 $       (28,854)

                                      A56

                                                                       PURCHASES     SALES
                                                                       ---------- -----------
ProFund VP Mid-Cap Value.............................................. $   16,365 $   (41,255)
ProFund VP Real Estate................................................ $   60,955 $   (45,482)
ProFund VP Small-Cap Growth........................................... $   14,320 $   (12,056)
ProFund VP Small-Cap Value............................................ $    3,018 $    (4,909)
ProFund VP Telecommunications......................................... $   54,031 $  (107,062)
ProFund VP Utilities.................................................. $   78,652 $  (127,291)
ProFund VP Large-Cap Growth........................................... $   38,005 $   (30,640)
ProFund VP Large-Cap Value............................................ $   16,488 $   (98,683)
Prudential Small Capitalization Stock Portfolio....................... $   42,407 $  (753,400)
Prudential SP Small Cap Value Portfolio............................... $  392,146 $(2,328,600)
Prudential Stock Index Portfolio...................................... $1,664,422 $(5,845,635)
T. Rowe Price Equity Income Portfolio................................. $   83,572 $(1,063,971)
T. Rowe Price International Stock Portfolio........................... $   57,454 $  (171,767)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $   10,802 $   (25,030)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    4,186 $   (31,057)
Wells Fargo Advantage VT Opportunity Fund-Class 1..................... $      682 $   (97,338)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $      247 $    (6,670)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Account invests only in Class I shares of the Series Fund, not Class II shares. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Stock Index Portfolio. In order to support the income yield, PI has also voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.00%. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

                                      A57

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                           PRUDENTIAL MONEY MARKET PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  12,369 $0.99202 to  $10.12341 $15,400   0.01%    1.00%  to   1.80%   -1.80% to   -0.98%
December 31, 2011  15,082 $1.01024 to  $10.22387 $18,883   0.02%    1.00%  to   1.80%   -1.77% to   -0.96%
December 31, 2010  18,414 $1.02843 to  $10.32322 $22,913   0.03%    1.00%  to   1.80%   -1.73% to   -0.96%
December 31, 2009  15,430 $1.04657 to  $10.42341 $18,850   0.43%    1.00%  to   1.80%   -1.40% to   -0.60%
December 31, 2008  23,300 $1.06138 to  $ 1.37270 $28,397   2.59%    1.35%  to   1.80%    0.82% to    1.30%

                                         PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  10,433 $2.02539 to  $ 2.45301 $25,550   4.37%    1.35%  to   1.65%    8.88% to    9.20%
December 31, 2011  11,805 $1.86014 to  $ 2.24741 $26,479   4.28%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  13,115 $1.75857 to  $ 2.11964 $27,736   4.18%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  15,202 $1.61669 to  $ 1.94392 $29,488   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  17,358 $1.36361 to  $ 1.63556 $28,332   5.12%    1.35%  to   1.65%   -5.02% to   -4.74%

                                              PRUDENTIAL EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   9,808 $1.28661 to  $ 2.19998 $20,375   0.59%    1.35%  to   1.80%   11.67% to   12.17%
December 31, 2011  11,025 $1.15047 to  $ 1.96226 $20,353   0.68%    1.35%  to   1.80%   -5.17% to   -4.75%
December 31, 2010  12,475 $1.21137 to  $ 2.06117 $24,170   0.80%    1.35%  to   1.80%    9.93% to   10.41%
December 31, 2009  14,144 $1.10036 to  $ 1.86775 $24,855   1.61%    1.35%  to   1.80%   35.71% to   36.32%
December 31, 2008  15,829 $0.80955 to  $ 1.37073 $20,459   1.45%    1.35%  to   1.80%  -39.25% to  -38.98%

                                              PRUDENTIAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  12,843 $1.44440 to  $ 2.83999 $28,402   0.98%    1.35%  to   1.80%   12.59% to   13.09%
December 31, 2011  14,821 $1.28292 to  $ 2.51241 $28,787   1.02%    1.35%  to   1.80%   -7.24% to   -6.83%
December 31, 2010  16,908 $1.38306 to  $ 2.69800 $34,989   0.96%    1.35%  to   1.80%   11.85% to   12.34%
December 31, 2009  11,984 $1.23652 to  $ 2.40272 $25,088   2.06%    1.35%  to   1.80%   39.42% to   40.04%
December 31, 2008  13,276 $0.88692 to  $ 1.71665 $19,943   1.88%    1.35%  to   1.80%  -43.32% to  -43.07%

                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   5,737 $1.95903 to  $13.63244 $21,224   6.93%    1.35%  to   1.80%   12.40% to   12.90%
December 31, 2011   6,482 $1.74036 to  $12.08103 $21,605   7.44%    1.35%  to   2.10%    2.94% to    3.69%
December 31, 2010   7,412 $1.68340 to  $11.65524 $24,396   8.33%    1.35%  to   2.10%   11.70% to   12.53%
December 31, 2009   8,610 $1.50037 to  $10.36252 $25,112   6.10%    1.35%  to   1.80%    3.16% to   45.21%
December 31, 2008   9,067 $1.03639 to  $ 1.28867 $11,670   8.56%    1.35%  to   1.65%  -23.54% to  -23.32%

                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  12,164 $0.99473 to  $ 2.24908 $23,537   1.70%    1.35%  to   1.75%   13.69% to   14.14%
December 31, 2011  14,344 $0.87367 to  $ 1.97156 $24,118   1.61%    1.35%  to   1.75%    0.20% to    0.60%
December 31, 2010  16,877 $0.87059 to  $ 1.96089 $27,983   1.76%    1.35%  to   1.75%   12.61% to   13.06%
December 31, 2009  19,203 $0.77191 to  $ 1.73514 $28,276   2.83%    1.35%  to   1.75%   23.91% to   24.41%
December 31, 2008  21,057 $0.62211 to  $ 1.39552 $25,023   2.27%    1.35%  to   1.75%  -38.03% to  -37.77%

                                      A58

                              AT YEAR ENDED                            FOR YEAR ENDED
                   -----------------------------------  -----------------------------------------------
                                                 NET    INVESTMENT
                   UNITS       UNIT VALUE       ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  ------- ---------- -----------------  ------------------
                                             PRUDENTIAL GLOBAL PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012   3,127 $0.93051 to  $2.00744 $ 5,575   1.61%    1.35%  to   1.80%   15.44% to   15.95%
December 31, 2011   3,495 $0.80450 to  $1.73216 $ 5,368   1.57%    1.35%  to   1.80%   -8.62% to   -8.21%
December 31, 2010   4,002 $0.87862 to  $1.88807 $ 6,685   1.58%    1.35%  to   1.80%   10.75% to   11.24%
December 31, 2009   4,460 $0.79182 to  $1.69810 $ 6,679   2.91%    1.35%  to   1.80%   29.07% to   29.63%
December 31, 2008   4,837 $0.61228 to  $1.31055 $ 5,626   1.83%    1.35%  to   1.80%  -43.93% to  -43.68%

                                            PRUDENTIAL JENNISON PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012  11,491 $0.83026 to  $2.39067 $23,688   0.16%    1.35%  to   1.80%   14.12% to   14.63%
December 31, 2011  13,279 $0.72609 to  $2.08665 $23,576   0.30%    1.35%  to   1.80%   -1.46% to   -1.03%
December 31, 2010  15,574 $0.73544 to  $2.10942 $27,512   0.44%    1.35%  to   1.80%    9.97% to   10.46%
December 31, 2009  16,183 $0.66747 to  $1.91072 $26,409   0.68%    1.35%  to   1.80%   40.50% to   41.12%
December 31, 2008  18,563 $0.47423 to  $1.35460 $21,442   0.53%    1.35%  to   1.80%  -38.39% to  -38.11%

                                   PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012   1,448 $2.40521 to  $3.08419 $ 4,435   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   1,672 $2.10724 to  $2.69556 $ 4,476   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   1,832 $2.13000 to  $2.71805 $ 4,950   0.83%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   2,118 $1.71932 to  $2.18866 $ 4,611   1.86%    1.35%  to   1.65%   23.15% to   23.51%
December 31, 2008   2,399 $1.39606 to  $1.77290 $ 4,234   1.17%    1.35%  to   1.65%  -32.16% to  -31.96%

                                     T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012   1,240 $1.08327 to  $1.48263 $ 1,838   1.28%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   1,305 $0.92976 to  $1.26936 $ 1,655   1.44%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   1,532 $1.08424 to  $1.47671 $ 2,254   0.90%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   1,706 $1.30828 to  $1.30828 $ 2,232   2.70%    1.40%  to   1.40%   50.29% to   50.37%
December 31, 2008   1,818 $0.65977 to  $0.87049 $ 1,582   1.84%    1.35%  to   1.40%  -49.42% to  -49.39%

                                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012   2,698 $1.55020 to  $2.40943 $ 6,445   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011   3,092 $1.34518 to  $2.08566 $ 6,387   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   3,462 $1.37716 to  $2.13003 $ 7,300   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   3,901 $1.21705 to  $1.87780 $ 7,273   2.00%    1.35%  to   1.65%   23.55% to   23.93%
December 31, 2008   4,460 $0.98503 to  $1.51606 $ 6,720   2.32%    1.35%  to   1.65%  -37.15% to  -36.96%

                                            INVESCO V.I. CORE EQUITY FUND
                   -----------------------------------------------------------------------------------
December 31, 2012   4,531 $1.05048 to  $2.00552 $ 9,075   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011   5,089 $0.93773 to  $1.78573 $ 9,075   0.95%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   5,771 $0.95379 to  $1.81190 $10,423   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   6,508 $0.88500 to  $1.67706 $10,854   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008   7,327 $0.70126 to  $1.32547 $ 9,665   2.00%    1.35%  to   1.65%  -31.28% to  -31.08%

                                 JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   -----------------------------------------------------------------------------------
December 31, 2012   2,873 $0.85244 to  $1.77801 $ 5,085   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011   3,289 $0.73068 to  $1.52032 $ 4,977   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   3,767 $0.78421 to  $1.62786 $ 6,073   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   4,393 $0.69604 to  $1.44140 $ 6,265   0.54%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008   4,794 $0.51888 to  $1.07198 $ 5,101   0.72%    1.35%  to   1.65%  -40.70% to  -40.53%

                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   -----------------------------------------------------------------------------------
December 31, 2012   2,538 $1.88205 to  $3.40535 $ 8,556   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011   2,904 $1.68615 to  $3.04341 $ 8,735   0.46%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010   3,325 $2.52677 to  $4.54962 $14,939   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009   3,937 $2.04970 to  $3.68158 $14,332   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008   4,558 $1.16037 to  $2.07911 $ 9,376   1.19%    1.35%  to   1.65%  -52.89% to  -52.75%

                                       MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   -----------------------------------------------------------------------------------
December 31, 2012     852 $1.87950 to  $1.87950 $ 1,601   0.79%    1.40%  to   1.40%   15.65% to   15.65%
December 31, 2011     990 $1.62522 to  $1.62522 $ 1,609   0.86%    1.40%  to   1.40%   -1.82% to   -1.82%
December 31, 2010   1,149 $1.65543 to  $1.65543 $ 1,902   0.93%    1.40%  to   1.40%   14.29% to   14.29%
December 31, 2009   1,248 $1.44843 to  $1.44843 $ 1,808   1.45%    1.40%  to   1.40%   28.75% to   28.75%
December 31, 2008   1,367 $1.12501 to  $1.12501 $ 1,538   0.56%    1.40%  to   1.40%  -36.97% to  -36.97%

                                      A59

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                         MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2012  3,081  $1.02455 to  $ 1.91698 $ 5,898   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  3,507  $0.88728 to  $ 1.65595 $ 5,790   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  3,975  $0.90488 to  $ 1.68460 $ 6,677   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  4,435  $0.79756 to  $ 1.48114 $ 6,551   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  4,986  $0.58889 to  $ 1.09086 $ 5,426   0.24%    1.35%  to   1.65%  -38.43% to  -38.25%

                                            AMERICAN CENTURY VP VALUE FUND
                   ------------------------------------------------------------------------------------
December 31, 2012  1,041  $1.84301 to  $ 2.23925 $ 2,318   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  1,221  $1.63512 to  $ 1.98177 $ 2,408   2.02%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  1,337  $1.64535 to  $ 1.98934 $ 2,649   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  1,481  $1.47454 to  $ 1.77852 $ 2,621   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  1,667  $1.25041 to  $ 1.50461 $ 2,499   2.52%    1.35%  to   1.65%  -27.97% to  -27.75%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2012  1,402  $1.11808 to  $ 1.94109 $ 2,703   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  1,511  $1.02535 to  $ 1.77574 $ 2,657   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  1,608  $1.09508 to  $ 1.89197 $ 3,000   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  1,702  $0.87224 to  $ 1.50320 $ 2,523   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  1,856  $0.61753 to  $ 1.06167 $ 1,943   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  2,215  $1.70567 to  $ 1.81563 $ 4,016   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  2,433  $1.56151 to  $ 1.65810 $ 4,027   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  2,744  $1.65622 to  $ 1.75443 $ 4,807   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  2,995  $1.56131 to  $ 1.64969 $ 4,934   0.49%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  3,327  $1.00550 to  $ 1.05981 $ 3,523   0.55%    1.35%  to   1.65%  -40.14% to  -39.96%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  1,843  $1.12101 to  $ 1.16370 $ 2,131   1.62%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  2,104  $1.00779 to  $ 1.04304 $ 2,181   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  2,278  $1.06904 to  $ 1.10314 $ 2,499   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  2,563  $0.96368 to  $ 0.99157 $ 2,528   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  3,060  $0.74684 to  $ 0.76620 $ 2,334   0.91%    1.35%  to   1.65%  -41.30% to  -41.12%

                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   ------------------------------------------------------------------------------------
December 31, 2012    671  $0.66012 to  $ 0.68115 $   457   0.03%    1.40%  to   1.65%   14.23% to   14.52%
December 31, 2011    785  $0.57787 to  $ 0.59481 $   467   0.09%    1.40%  to   1.65%   -4.83% to   -4.61%
December 31, 2010    795  $0.60717 to  $ 0.62731 $   495   0.27%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009    852  $0.56193 to  $ 0.57885 $   490   0.00%    1.35%  to   1.65%   34.87% to   35.31%
December 31, 2008    980  $0.41663 to  $ 0.42781 $   417   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%

                                        PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  4,682  $1.56511 to  $12.71248 $ 9,189   0.46%    1.35%  to   2.35%   13.39% to   14.51%
December 31, 2011  5,636  $1.37284 to  $ 1.79660 $ 9,694   0.66%    1.35%  to   1.80%   -4.49% to   -4.06%
December 31, 2010  7,783  $1.43734 to  $ 1.87355 $14,070   0.65%    1.35%  to   1.80%   24.03% to   24.59%
December 31, 2009  8,611  $1.15887 to  $ 1.50448 $12,502   1.50%    1.35%  to   1.80%   28.50% to   29.05%
December 31, 2008  9,556  $0.90185 to  $ 1.16633 $10,785   1.11%    1.35%  to   1.80%  -31.74% to  -31.43%

                                     JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   ------------------------------------------------------------------------------------
December 31, 2012    354  $0.71657 to  $ 1.58757 $   389   0.42%    1.40%  to   1.75%   16.24% to   16.65%
December 31, 2011    428  $0.61555 to  $ 1.36100 $   423   0.40%    1.40%  to   1.75%   -7.16% to   -6.84%
December 31, 2010    679  $0.66210 to  $ 1.46090 $   668   0.37%    1.40%  to   1.75%   12.30% to   12.68%
December 31, 2009    566  $0.58877 to  $ 1.29652 $   533   0.38%    1.40%  to   1.75%   33.67% to   34.14%
December 31, 2008    662  $0.43971 to  $ 0.96655 $   479   0.58%    1.40%  to   1.75%  -40.91% to  -40.70%

                                PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  3,842  $1.30516 to  $ 2.87251 $ 8,479   0.41%    1.35%  to   1.80%   14.81% to   15.32%
December 31, 2011  4,764  $1.13467 to  $ 2.49218 $ 9,168   0.59%    1.35%  to   1.80%    0.42% to    0.86%
December 31, 2010  5,712  $1.12786 to  $ 2.47225 $10,859   0.40%    1.35%  to   1.80%   18.30% to   18.82%
December 31, 2009  3,805  $0.95142 to  $ 2.08159 $ 6,160   0.74%    1.35%  to   1.80%   39.39% to   40.00%
December 31, 2008  4,497  $0.68135 to  $ 1.48767 $ 5,091   0.30%    1.35%  to   1.80%  -37.36% to  -37.08%

                                      A60

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,851 $ 0.77310 to  $ 1.89389 $  2,642   0.65%    1.35%  to   1.80%   20.23% to   20.77%
December 31, 2011   2,217 $ 0.64172 to  $ 1.56912 $  2,650   1.29%    1.35%  to   1.80%  -16.42% to  -16.04%
December 31, 2010   2,753 $ 0.76618 to  $ 1.86993 $  3,873   1.53%    1.40%  to   1.80%   11.98% to   12.44%
December 31, 2009   2,842 $ 0.68282 to  $ 1.66303 $  3,568   2.18%    1.40%  to   1.80%   34.72% to   35.26%
December 31, 2008   3,161 $ 0.50582 to  $ 1.22951 $  2,916   1.64%    1.35%  to   1.80%  -51.18% to  -50.96%

                                       PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,533 $ 1.07395 to  $ 1.82277 $  2,374   2.70%    1.40%  to   1.75%   14.91% to   15.31%
December 31, 2011   1,944 $ 0.93318 to  $ 1.58079 $  2,638   2.42%    1.40%  to   1.75%  -14.59% to  -14.29%
December 31, 2010   2,288 $ 1.09095 to  $ 1.84445 $  3,609   2.19%    1.40%  to   1.80%    8.85% to    9.28%
December 31, 2009   2,567 $ 1.00020 to  $ 1.68786 $  3,658   3.13%    1.40%  to   1.80%   30.01% to   30.52%
December 31, 2008   2,902 $ 0.76784 to  $ 1.29318 $  3,162   2.81%    1.40%  to   1.80%  -45.05% to  -44.83%

                                       AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,313 $ 9.11684 to  $14.71569 $ 14,804   1.02%    0.85%  to   2.45%   16.73% to   18.65%
December 31, 2011     907 $ 7.84754 to  $12.53734 $  8,531   1.07%    0.85%  to   2.45%  -15.50% to   -6.59%
December 31, 2010     722 $ 8.41375 to  $13.52811 $  7,184   1.22%    1.15%  to   2.45%    7.31% to   11.60%
December 31, 2009     254 $ 7.55020 to  $12.21751 $  2,033   2.52%    1.15%  to   2.05%   16.79% to   20.67%
December 31, 2008      70 $ 6.59044 to  $ 7.21408 $    477   1.69%    1.15%  to   2.05%  -41.88% to  -41.36%

                          AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (EXPIRED MAY 04, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2012       0 $       0 to  $       0 $      0   0.00%    0.55%  to   2.85%    8.20% to    9.07%
December 31, 2011   1,061 $ 9.12113 to  $14.15216 $ 11,176   1.04%    1.15%  to   2.85%    0.62% to    2.40%
December 31, 2010     767 $ 8.96487 to  $13.93020 $  7,763   1.09%    1.15%  to   2.70%    7.22% to   12.55%
December 31, 2009     301 $ 8.01628 to  $12.47459 $  2,505   1.82%    1.15%  to   2.50%   14.90% to   23.81%
December 31, 2008      82 $ 6.92900 to  $ 7.53614 $    605   2.14%    1.15%  to   1.80%  -35.90% to  -35.49%

                                  AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  14,549 $10.68267 to  $14.04822 $163,822   1.95%    0.55%  to   2.85%    7.97% to   10.53%
December 31, 2011  10,204 $ 9.73713 to  $12.88722 $105,294   1.58%    0.55%  to   2.85%   -6.13% to   -3.91%
December 31, 2010   7,045 $ 9.72815 to  $13.59785 $ 76,431   0.54%    0.55%  to   2.85%    7.06% to   10.54%
December 31, 2009   1,392 $ 9.24887 to  $12.39836 $ 13,894   1.08%    1.15%  to   2.55%   22.51% to   26.21%
December 31, 2008     262 $ 7.35331 to  $ 8.26716 $  2,074   2.23%    1.15%  to   2.40%  -31.83% to  -27.07%

                                           AST COHEN & STEERS REALTY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,351 $10.07765 to  $21.69183 $ 18,830   1.30%    0.55%  to   2.85%   12.06% to   14.71%
December 31, 2011     780 $ 9.38275 to  $19.17281 $  9,555   0.73%    0.85%  to   2.85%   -6.17% to    5.38%
December 31, 2010     542 $ 8.36127 to  $18.33755 $  6,254   1.23%    1.00%  to   2.85%   17.47% to   27.42%
December 31, 2009     149 $ 7.87308 to  $14.52687 $  1,281   2.78%    1.15%  to   2.10%   29.15% to   51.09%
December 31, 2008      70 $ 6.07516 to  $ 8.21151 $    495   4.81%    1.15%  to   1.80%  -36.20% to  -35.79%

                                    AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  12,551 $11.00927 to  $13.12718 $144,462   1.46%    0.55%  to   2.85%    7.56% to   10.11%
December 31, 2011   8,024 $10.15261 to  $12.08786 $ 85,179   0.89%    0.55%  to   2.85%   -2.62% to   -0.32%
December 31, 2010   6,294 $10.26045 to  $12.29454 $ 68,277   0.36%    0.55%  to   2.85%    4.70% to    7.11%
December 31, 2009   2,802 $ 9.68501 to  $11.67943 $ 29,570   0.83%    1.15%  to   2.50%   15.87% to   20.87%
December 31, 2008   1,404 $ 8.04051 to  $ 9.52935 $ 12,483   0.29%    1.15%  to   2.40%  -20.61% to  -18.55%

                                              AST BLACKROCK VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,194 $ 9.12709 to  $15.29152 $ 13,690   1.06%    0.55%  to   2.85%   10.16% to   12.78%
December 31, 2011     596 $ 8.45207 to  $13.74775 $  6,050   0.76%    0.55%  to   2.85%  -10.70% to   -1.04%
December 31, 2010     369 $ 8.25078 to  $14.08474 $  3,786   0.98%    1.00%  to   2.85%    6.06% to   11.33%
December 31, 2009     113 $ 7.82812 to  $12.77034 $    939   0.79%    1.15%  to   2.10%   15.83% to   26.46%
December 31, 2008      86 $ 6.73868 to  $ 7.95205 $    608   2.50%    1.15%  to   1.80%  -38.41% to  -38.01%

                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,737 $11.01858 to  $15.76773 $ 21,591   5.83%    0.85%  to   2.85%   10.62% to   12.91%
December 31, 2011   1,020 $10.70991 to  $14.11698 $ 11,410   6.50%    1.15%  to   2.85%    0.24% to    2.00%
December 31, 2010     812 $10.68442 to  $13.94919 $  9,044   3.48%    1.00%  to   2.85%    7.02% to   12.38%
December 31, 2009     295 $ 9.93381 to  $12.52966 $  3,095   4.14%    1.15%  to   2.50%   25.08% to   34.28%
December 31, 2008     158 $ 7.42367 to  $ 7.97763 $  1,243   9.02%    1.15%  to   1.80%  -26.86% to  -25.76%

                                      A61

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                       AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,223  $ 9.51449 to  $16.96161 $14,554   0.00%    0.55%  to   2.85%   16.65% to   19.41%
December 31, 2011    859  $ 8.63723 to  $14.40189 $ 8,662   0.47%    1.00%  to   2.85%  -15.59% to  -13.97%
December 31, 2010    423  $10.11934 to  $16.89809 $ 4,990   0.03%    1.00%  to   2.85%   21.04% to   31.23%
December 31, 2009    140  $ 7.77201 to  $12.99734 $ 1,164   0.15%    1.15%  to   2.10%   29.87% to   31.41%
December 31, 2008     69  $ 5.96393 to  $ 7.39352 $   465   0.00%    1.15%  to   1.90%  -45.14% to  -44.73%

                                              AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    778  $11.65476 to  $17.66406 $ 9,840   0.44%    0.55%  to   2.85%   15.03% to   17.76%
December 31, 2011    550  $10.02005 to  $15.20886 $ 5,953   0.69%    1.15%  to   2.85%   -6.20% to   -4.55%
December 31, 2010    481  $10.56476 to  $16.05923 $ 5,460   0.39%    1.15%  to   2.85%   14.32% to   22.20%
December 31, 2009    135  $ 8.70075 to  $13.24524 $ 1,225   1.57%    1.15%  to   2.15%   32.64% to   37.31%
December 31, 2008     63  $ 6.37746 to  $ 7.22665 $   423   1.11%    1.15%  to   2.15%  -39.43% to  -38.83%

                                             AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    727  $10.03524 to  $17.11423 $ 8,844   0.41%    0.55%  to   2.85%   14.79% to   17.51%
December 31, 2011    522  $ 9.54341 to  $14.76666 $ 5,461   0.63%    0.55%  to   2.85%   -8.65% to   -6.49%
December 31, 2010    464  $10.30053 to  $16.01106 $ 5,239   0.35%    1.00%  to   2.85%   14.25% to   24.75%
December 31, 2009    180  $ 8.34836 to  $10.20589 $ 1,610   1.65%    1.15%  to   2.15%   24.33% to   25.56%
December 31, 2008    137  $ 6.69183 to  $ 8.14863 $   977   1.14%    1.15%  to   1.90%  -31.03% to  -30.52%

                                    AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,313  $11.66838 to  $15.38733 $15,908   0.23%    0.55%  to   2.70%   16.53% to   19.11%
December 31, 2011    872  $10.01355 to  $13.09897 $ 8,999   0.16%    1.15%  to   2.70%   -6.55% to   -5.05%
December 31, 2010    825  $10.70162 to  $13.90429 $ 9,069   0.07%    1.15%  to   2.70%    6.96% to    9.03%
December 31, 2009    376  $ 9.87807 to  $12.85313 $ 3,872   0.00%    1.15%  to   2.55%   27.43% to   47.70%
December 31, 2008    116  $ 6.73082 to  $ 7.74360 $   833   0.15%    1.15%  to   1.90%  -41.38% to  -40.95%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,659  $10.46013 to  $17.71525 $21,761   0.00%    0.55%  to   2.50%   16.68% to   18.96%
December 31, 2011  1,008  $10.76129 to  $15.09953 $11,359   0.00%    0.55%  to   2.50%   -5.35% to   -3.51%
December 31, 2010    934  $11.36976 to  $15.86600 $11,177   0.00%    1.00%  to   2.50%   13.48% to   18.64%
December 31, 2009    352  $10.37465 to  $13.49906 $ 3,793   0.00%    1.15%  to   2.50%   34.19% to   55.61%
December 31, 2008     91  $ 6.72291 to  $ 7.63476 $   638   0.00%    1.15%  to   1.90%  -41.90% to  -41.47%

                                             AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,417  $ 8.29561 to  $15.24503 $14,775   3.11%    0.85%  to   2.45%   14.02% to   15.89%
December 31, 2011    841  $ 7.39857 to  $13.29726 $ 7,377   1.30%    0.85%  to   2.45%  -10.31% to   -5.27%
December 31, 2010    748  $ 7.86044 to  $14.14819 $ 6,727   0.97%    1.15%  to   2.45%    5.87% to   11.87%
December 31, 2009    629  $ 7.07131 to  $12.74667 $ 4,841   2.80%    1.15%  to   1.95%   17.21% to   26.67%
December 31, 2008    594  $ 6.02732 to  $ 6.82177 $ 3,908   2.14%    1.15%  to   1.90%  -42.58% to  -39.90%

                                      AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  3,353  $10.94845 to  $15.11073 $41,194   1.11%    0.55%  to   2.85%    2.91% to    5.35%
December 31, 2011  1,576  $10.42419 to  $14.54337 $18,985   1.50%    0.85%  to   2.85%    4.25% to    8.92%
December 31, 2010    612  $10.74306 to  $13.45763 $ 7,233   6.06%    1.15%  to   2.85%    7.56% to   12.13%
December 31, 2009    348  $10.30711 to  $12.09710 $ 3,865   7.45%    1.15%  to   2.00%   20.56% to   33.07%
December 31, 2008    187  $ 7.75694 to  $ 8.54833 $ 1,586   7.72%    1.15%  to   1.80%  -24.61% to  -22.56%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  2,543  $10.10909 to  $16.00178 $30,012   0.37%    0.85%  to   2.85%    9.06% to   11.31%
December 31, 2011  1,718  $ 9.08180 to  $14.53184 $18,293   0.32%    0.85%  to   2.85%   -8.96% to   -1.89%
December 31, 2010  1,534  $ 9.48403 to  $14.95140 $16,557   0.54%    1.15%  to   2.85%   12.33% to   18.39%
December 31, 2009    614  $ 8.02264 to  $12.72864 $ 5,313   0.77%    1.15%  to   2.15%   27.03% to   28.28%
December 31, 2008    338  $ 6.26305 to  $ 7.27809 $ 2,337   0.51%    1.15%  to   1.80%  -44.66% to  -39.89%

                                                AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    894  $10.71705 to  $15.06982 $10,768   0.00%    0.55%  to   2.85%   13.74% to   16.44%
December 31, 2011    456  $ 9.23171 to  $13.12223 $ 4,780   0.38%    0.55%  to   2.45%   -7.50% to   -1.14%
December 31, 2010    382  $ 9.93078 to  $13.45761 $ 4,081   0.10%    1.15%  to   2.45%    8.30% to   11.50%
December 31, 2009    138  $ 8.96358 to  $12.16473 $ 1,297   0.15%    1.15%  to   2.10%   21.30% to   23.13%
December 31, 2008     57  $ 7.34079 to  $ 8.28286 $   449   0.30%    1.15%  to   1.80%  -37.43% to  -37.03%

                                      A62

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,511 $10.25722 to  $17.17555 $ 19,517   0.00%    0.55%  to   2.85%    9.17% to   11.77%
December 31, 2011     862 $ 9.20532 to  $15.58152 $ 10,193   0.00%    0.55%  to   2.70%   -7.23% to    1.13%
December 31, 2010     694 $10.47140 to  $15.62143 $  8,235   0.00%    1.00%  to   2.70%   19.02% to   27.40%
December 31, 2009     181 $ 8.24353 to  $12.37664 $  1,685   0.00%    1.15%  to   2.15%   24.05% to   28.31%
December 31, 2008     109 $ 6.83068 to  $ 8.62745 $    836   0.00%    1.15%  to   2.15%  -44.38% to  -43.83%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,289 $10.77542 to  $18.27003 $ 15,762   0.94%    1.00%  to   2.85%   13.78% to   15.97%
December 31, 2011     817 $ 9.36543 to  $15.90297 $  8,617   0.95%    1.15%  to   2.85%   -5.26% to   -3.59%
December 31, 2010     659 $ 9.77667 to  $16.62562 $  7,138   0.89%    1.15%  to   2.70%   11.77% to   22.03%
December 31, 2009     252 $ 8.06289 to  $13.73161 $  2,160   1.69%    1.15%  to   2.00%   35.54% to   39.05%
December 31, 2008     143 $ 5.83598 to  $ 6.90162 $    900   1.73%    1.15%  to   1.80%  -43.28% to  -42.92%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,961 $10.11087 to  $12.61643 $ 21,292   1.30%    0.55%  to   2.85%    1.71% to    4.12%
December 31, 2011   1,419 $ 9.94129 to  $12.18917 $ 15,100   0.94%    1.00%  to   2.85%   -0.66% to    1.24%
December 31, 2010   1,124 $10.00728 to  $12.07057 $ 12,054   1.91%    1.15%  to   2.85%    0.00% to    2.72%
December 31, 2009     419 $10.49444 to  $11.78015 $  4,866   4.82%    1.15%  to   2.10%    5.04% to    9.19%
December 31, 2008     270 $ 9.71676 to  $10.83660 $  2,892   5.62%    1.15%  to   1.80%   -2.91% to   -0.03%

                                        AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,858 $ 9.00517 to  $15.92130 $ 20,789   0.17%    0.55%  to   2.85%   13.90% to   16.61%
December 31, 2011     750 $ 7.81876 to  $13.84402 $  7,094   1.17%    0.85%  to   2.85%  -10.17% to   -2.76%
December 31, 2010     718 $ 8.09199 to  $14.34884 $  6,844   1.08%    1.15%  to   2.85%    4.77% to   11.96%
December 31, 2009     291 $ 7.27422 to  $12.91774 $  2,229   3.24%    1.15%  to   2.15%   21.19% to   27.90%
December 31, 2008      78 $ 5.98171 to  $ 6.73924 $    501   3.24%    1.15%  to   1.80%  -42.91% to  -42.55%

                                            AST QMA US EQUITY ALPHA PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012     567 $10.38147 to  $17.10866 $  7,120   0.71%    1.00%  to   2.45%   15.89% to   17.63%
December 31, 2011     294 $ 8.85664 to  $14.68191 $  3,025   0.76%    1.00%  to   2.85%    0.51% to    2.43%
December 31, 2010     231 $ 8.64622 to  $14.46757 $  2,243   0.58%    1.00%  to   2.85%    8.14% to   13.91%
December 31, 2009     125 $ 7.59041 to  $12.82018 $    982   1.80%    1.00%  to   1.95%   19.67% to   27.22%
December 31, 2008     100 $ 6.29304 to  $ 7.04101 $    652   2.27%    1.00%  to   1.80%  -39.80% to  -39.32%

                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,964 $ 7.88745 to  $13.79902 $ 29,950   0.40%    0.85%  to   2.85%    0.66% to    2.74%
December 31, 2011   2,024 $ 7.67745 to  $13.57744 $ 20,366   0.61%    0.85%  to   2.85%  -22.38% to  -15.76%
December 31, 2010   1,711 $11.39318 to  $16.26883 $ 20,899   0.39%    1.00%  to   2.85%   15.56% to   19.26%
December 31, 2009     704 $ 9.76890 to  $13.76951 $  7,797   1.19%    1.15%  to   2.55%   33.15% to   47.95%
December 31, 2008     333 $ 6.65868 to  $ 9.18555 $  2,681   0.61%    1.15%  to   1.90%  -50.92% to  -50.55%

                                      AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  45,662 $10.69535 to  $14.81356 $550,692   1.21%    0.55%  to   2.85%   10.26% to   12.87%
December 31, 2011  24,391 $ 9.50439 to  $13.30691 $264,165   1.11%    0.55%  to   2.85%   -4.90% to    1.42%
December 31, 2010  16,476 $10.44562 to  $13.30202 $178,780   0.79%    0.95%  to   2.85%    6.24% to   10.43%
December 31, 2009   4,962 $ 9.48714 to  $12.15888 $ 50,136   1.94%    1.15%  to   2.55%   20.65% to   22.97%
December 31, 2008   1,437 $ 7.74163 to  $ 8.78196 $ 11,921   1.95%    1.15%  to   2.40%  -27.68% to  -23.34%

                                             AST MFS GLOBAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,169 $10.68753 to  $16.86736 $ 14,767   1.03%    0.55%  to   2.55%   20.01% to   22.40%
December 31, 2011     738 $ 9.90992 to  $13.97222 $  7,786   0.50%    0.55%  to   2.55%   -5.54% to   -3.66%
December 31, 2010     600 $10.33903 to  $14.70491 $  6,737   0.40%    0.55%  to   2.55%    8.66% to   10.94%
December 31, 2009     157 $ 9.36927 to  $13.37974 $  1,625   1.58%    1.15%  to   2.55%   29.06% to   32.83%
December 31, 2008      46 $ 7.73203 to  $ 9.03881 $    374   1.20%    1.15%  to   1.90%  -35.22% to  -34.74%

                                       AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,788 $ 9.83010 to  $15.23803 $ 19,759   1.65%    0.55%  to   2.70%   18.61% to   21.24%
December 31, 2011   1,314 $ 8.17393 to  $12.74350 $ 12,054   1.38%    0.55%  to   2.70%  -11.60% to   -9.65%
December 31, 2010   1,247 $ 9.19808 to  $14.30022 $ 12,690   0.94%    0.55%  to   2.70%    4.51% to    7.63%
December 31, 2009     446 $ 8.73715 to  $13.60349 $  4,142   3.19%    1.15%  to   2.55%   33.02% to   34.60%
December 31, 2008     119 $ 6.54565 to  $ 8.06508 $    847   2.58%    1.15%  to   1.90%  -42.48% to  -42.05%

                                      A63

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                         AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,571 $10.32374 to  $13.40697 $ 17,671   2.33%    0.55%  to   2.85%    2.22% to    4.65%
December 31, 2011   1,035 $ 9.89515 to  $12.88781 $ 11,416   2.75%    0.85%  to   2.85%   -1.04% to    2.94%
December 31, 2010     830 $10.23639 to  $12.51967 $  9,083   2.31%    1.00%  to   2.85%    2.58% to    4.70%
December 31, 2009     245 $10.44910 to  $11.97584 $  2,848   7.36%    1.15%  to   2.15%    9.75% to   11.06%
December 31, 2008     160 $ 9.44110 to  $10.80461 $  1,667   4.52%    1.15%  to   1.80%   -5.95% to   -3.54%

                                    AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   4,100 $ 9.51705 to  $14.81394 $ 39,950   0.26%    0.55%  to   2.55%    8.24% to   10.40%
December 31, 2011   1,819 $ 8.69622 to  $13.60557 $ 16,415   0.27%    0.55%  to   2.55%  -12.00% to   -4.55%
December 31, 2010   1,007 $ 9.12442 to  $14.22692 $  9,779   0.47%    1.15%  to   2.55%   11.79% to   13.33%
December 31, 2009   1,080 $ 8.06289 to  $12.72682 $  9,291   1.01%    1.15%  to   2.55%   -0.05% to   26.97%
December 31, 2008     296 $ 6.48888 to  $ 7.01024 $  1,988   0.72%    1.15%  to   2.15%  -43.54% to  -42.98%

                                      AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  29,648 $10.23320 to  $14.63036 $337,551   0.79%    0.55%  to   2.85%   10.48% to   13.10%
December 31, 2011  21,421 $ 9.07555 to  $13.11625 $216,804   0.51%    0.55%  to   2.85%   -9.16% to   -2.96%
December 31, 2010  20,678 $ 9.65397 to  $13.70422 $217,009   1.00%    0.95%  to   2.85%    7.78% to   12.25%
December 31, 2009  12,118 $ 8.62574 to  $12.32315 $112,363   1.89%    1.15%  to   2.55%   22.27% to   23.91%
December 31, 2008   7,656 $ 6.97189 to  $ 7.79077 $ 57,872   0.96%    1.15%  to   2.65%  -36.62% to  -31.11%

                                   AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  30,993 $10.16034 to  $14.15903 $348,773   0.98%    0.55%  to   2.85%    9.35% to   11.95%
December 31, 2011  24,615 $ 9.17759 to  $12.82397 $249,346   0.61%    0.55%  to   2.85%   -5.43% to   -3.20%
December 31, 2010  22,016 $ 9.28559 to  $13.43083 $232,089   0.84%    0.55%  to   2.85%    7.50% to   10.91%
December 31, 2009  14,229 $ 8.58144 to  $12.22943 $134,688   2.36%    0.95%  to   2.50%   21.32% to   23.19%
December 31, 2008  10,411 $ 7.20298 to  $ 7.99594 $ 80,836   1.14%    1.00%  to   2.40%  -33.43% to  -28.71%

                                         AST BALANCED ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  45,923 $10.33901 to  $14.19558 $532,182   0.91%    0.55%  to   2.85%    9.26% to   11.86%
December 31, 2011  33,653 $ 9.27105 to  $12.86748 $352,782   0.64%    0.55%  to   2.85%   -7.28% to   -1.76%
December 31, 2010  30,549 $ 9.68344 to  $13.27946 $330,206   0.76%    0.95%  to   2.85%    6.86% to   11.26%
December 31, 2009  17,628 $ 8.92139 to  $12.05401 $173,025   1.32%    0.95%  to   2.55%   -0.30% to   22.14%
December 31, 2008   6,523 $ 7.42670 to  $ 8.27064 $ 52,641   1.01%    1.15%  to   2.40%  -30.37% to  -26.37%

                                       AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  36,655 $10.51490 to  $13.51575 $426,840   1.09%    0.85%  to   2.85%    7.22% to    9.44%
December 31, 2011  24,615 $ 9.60825 to  $12.48452 $266,301   0.90%    0.85%  to   2.85%   -3.91% to    0.04%
December 31, 2010  18,568 $10.51978 to  $12.60207 $204,499   1.18%    0.95%  to   2.85%    5.32% to    9.48%
December 31, 2009   8,321 $ 9.68149 to  $11.61945 $ 87,353   1.01%    1.00%  to   2.50%   -0.26% to   18.91%
December 31, 2008   2,403 $ 8.57497 to  $ 9.09941 $ 21,353   0.78%    1.00%  to   2.40%  -21.37% to  -20.28%

                                        AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  21,670 $ 9.81278 to  $14.47747 $248,028   1.87%    0.85%  to   2.85%    7.48% to    9.69%
December 31, 2011  13,265 $ 9.10499 to  $13.34133 $138,313   1.76%    0.85%  to   2.85%   -6.65% to   -2.44%
December 31, 2010   9,357 $ 9.46532 to  $13.80890 $ 99,358   1.32%    0.95%  to   2.85%    9.61% to   13.06%
December 31, 2009   3,171 $ 8.51674 to  $12.30994 $ 28,154   3.78%    1.15%  to   2.65%   20.65% to   22.94%
December 31, 2008   1,611 $ 7.05881 to  $ 7.34272 $ 11,611   2.06%    1.15%  to   2.65%  -36.18% to  -35.23%

                                  AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  19,406 $ 9.17966 to  $14.47559 $222,116   1.26%    0.55%  to   2.85%    9.70% to   12.30%
December 31, 2011  11,105 $ 8.34511 to  $13.06962 $113,082   1.19%    0.55%  to   2.85%  -11.82% to   -6.73%
December 31, 2010   9,121 $ 8.66171 to  $14.20708 $ 97,680   0.81%    0.55%  to   2.85%   14.67% to   17.84%
December 31, 2009   3,465 $ 7.87730 to  $12.16947 $ 29,024   2.13%    1.00%  to   2.65%   21.40% to   24.79%
December 31, 2008   1,205 $ 6.41884 to  $ 6.74838 $  7,954   1.20%    1.15%  to   2.65%  -42.24% to  -41.38%

                                            AST ADVANCED STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  31,622 $10.48694 to  $15.17148 $379,954   1.27%    0.55%  to   2.85%   10.40% to   13.02%
December 31, 2011  17,019 $ 9.30664 to  $13.61010 $182,811   1.04%    0.55%  to   2.85%   -6.93% to   -0.44%
December 31, 2010  11,837 $10.05863 to  $13.85960 $129,172   0.87%    0.55%  to   2.85%    8.44% to   12.58%
December 31, 2009   3,810 $ 9.34808 to  $12.42655 $ 37,034   2.84%    1.00%  to   2.65%   22.94% to   24.95%
December 31, 2008   2,220 $ 7.60358 to  $ 7.98587 $ 17,350   1.77%    1.15%  to   2.65%  -31.62% to  -30.60%

                                      A64

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,773 $10.57497 to  $16.64347 $ 34,617   0.00%    0.55%  to   2.85%   14.23% to   16.94%
December 31, 2011   1,503 $10.28972 to  $14.43104 $ 16,199   0.00%    0.55%  to   2.85%   -4.49% to   -2.24%
December 31, 2010   1,233 $10.65531 to  $14.96577 $ 13,734   0.00%    0.55%  to   2.85%   10.89% to   14.49%
December 31, 2009     478 $ 9.36618 to  $13.17447 $  4,644   0.00%    1.15%  to   2.00%   31.92% to   51.63%
December 31, 2008     282 $ 6.21674 to  $ 6.60360 $  1,770   0.14%    1.15%  to   1.90%  -41.68% to  -38.77%

                                               AST MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,056 $ 9.12800 to  $10.31714 $ 19,917   0.01%    0.85%  to   2.85%   -2.85% to   -0.85%
December 31, 2011   2,221 $ 9.36043 to  $10.43487 $ 21,882   0.02%    1.00%  to   2.85%   -2.82% to   -0.96%
December 31, 2010   1,274 $ 9.59652 to  $10.55197 $ 12,842   0.02%    1.15%  to   2.85%   -2.46% to   -1.02%
December 31, 2009     540 $ 9.83880 to  $10.67105 $  5,650   0.21%    1.15%  to   2.55%   -1.87% to   -0.90%
December 31, 2008     328 $10.09598 to  $10.76754 $  3,490   2.30%    1.15%  to   2.30%    0.20% to    1.34%

                                             AST SMALL-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,036 $ 9.69125 to  $14.02211 $ 13,871   0.00%    0.55%  to   2.85%    8.97% to   11.56%
December 31, 2011     647 $11.19338 to  $12.39878 $  7,766   0.00%    1.15%  to   2.70%   -3.65% to   -2.10%
December 31, 2010     507 $11.54673 to  $12.68615 $  6,183   0.20%    1.15%  to   2.70%   25.91% to   34.87%
December 31, 2009     313 $ 8.64603 to  $ 8.96499 $  2,783   0.05%    1.15%  to   2.15%   31.09% to   32.39%
December 31, 2008     259 $ 6.63894 to  $ 6.77186 $  1,750   0.00%    1.15%  to   1.90%  -36.21% to  -33.33%

                                          AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  21,225 $10.83456 to  $14.46865 $247,468   2.51%    0.55%  to   2.85%    6.20% to    8.72%
December 31, 2011  14,092 $ 9.99564 to  $13.38718 $154,438   1.86%    0.55%  to   2.85%   -0.04% to    2.61%
December 31, 2010  12,278 $10.27781 to  $13.12390 $134,467   1.50%    0.55%  to   2.85%    2.72% to    6.65%
December 31, 2009   5,519 $ 9.92693 to  $12.32370 $ 59,184   0.89%    1.15%  to   2.55%   -0.63% to   15.43%
December 31, 2008     377 $ 9.41587 to  $10.69755 $  3,968   3.46%    1.15%  to   1.90%   -5.98% to   -3.37%

                                            AST INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012     706 $ 8.75042 to  $14.02985 $  7,387   2.13%    1.15%  to   2.70%   13.52% to   15.35%
December 31, 2011     494 $ 7.59729 to  $12.25942 $  4,480   1.51%    1.15%  to   2.85%  -15.04% to  -13.54%
December 31, 2010     408 $ 8.80034 to  $14.29181 $  4,276   0.67%    1.15%  to   2.85%    7.95% to    9.82%
December 31, 2009     164 $ 8.02537 to  $13.11671 $  1,466   1.96%    1.15%  to   2.55%   27.75% to   29.64%
December 31, 2008      72 $ 6.84949 to  $ 7.03242 $    499   2.55%    1.15%  to   2.15%  -45.18% to  -44.64%

                                           AST INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,205 $ 8.57742 to  $15.04565 $ 12,832   0.99%    0.85%  to   2.85%   16.93% to   19.34%
December 31, 2011     784 $ 7.21877 to  $12.74401 $  7,164   0.71%    0.85%  to   2.85%  -18.51% to  -13.91%
December 31, 2010     593 $ 8.39779 to  $14.92060 $  6,331   0.26%    1.15%  to   2.85%   11.65% to   13.98%
December 31, 2009     160 $ 7.42983 to  $13.28533 $  1,308   1.40%    1.15%  to   2.10%   30.98% to   33.75%
December 31, 2008      76 $ 5.56317 to  $ 6.16356 $    463   1.43%    1.15%  to   1.80%  -51.11% to  -44.91%

                                              NVIT DEVELOPING MARKETS FUND
                   --------------------------------------------------------------------------------------
December 31, 2012      44 $14.77377 to  $15.23556 $    665   0.10%    1.40%  to   1.80%   14.71% to   15.17%
December 31, 2011      51 $12.87876 to  $13.22905 $    670   0.25%    1.40%  to   1.80%  -23.78% to  -23.48%
December 31, 2010     151 $16.89594 to  $17.28741 $  2,586   0.00%    1.40%  to   1.80%   14.09% to   14.54%
December 31, 2009     161 $14.80944 to  $15.09299 $  2,415   1.13%    1.40%  to   1.80%   59.36% to   59.99%
December 31, 2008     168 $ 9.31057 to  $ 9.43370 $  1,579   0.74%    1.40%  to   1.75%  -58.59% to  -58.44%

                            AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  20,929 $11.79750 to  $15.63108 $272,251   1.38%    0.55%  to   2.25%    6.94% to    8.80%
December 31, 2011  56,740 $10.87605 to  $14.45223 $688,204   0.20%    0.55%  to   2.25%    8.68% to   11.82%
December 31, 2010     469 $10.57538 to  $13.00047 $  6,003   7.78%    0.95%  to   2.25%    5.69% to    9.55%
December 31, 2009   1,117 $11.72128 to  $11.86699 $ 13,151   1.36%    1.15%  to   1.80%    9.34% to   10.04%
December 31, 2008   4,157 $10.72041 to  $10.78453 $ 44,675   0.00%    1.15%  to   1.80%    7.22% to    7.86%

                                       AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   3,920 $11.03135 to  $12.52719 $ 45,582   3.20%    0.55%  to   2.85%    4.77% to    7.26%
December 31, 2011   2,628 $10.63550 to  $11.84188 $ 28,880   2.89%    0.55%  to   2.85%    3.01% to    5.44%
December 31, 2010   2,192 $10.32483 to  $11.38650 $ 23,213   1.26%    1.00%  to   2.85%    3.27% to    6.73%
December 31, 2009     555 $10.05881 to  $10.76877 $  5,704   2.74%    1.15%  to   2.15%    7.80% to   10.36%
December 31, 2008      43 $ 9.12808 to  $ 9.32157 $    399   0.13%    1.30%  to   1.80%   -8.80% to   -6.61%

                                      A65

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                  AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   1,799 $11.95683 to  $13.99125 $ 21,894   0.49%    1.90%  to   2.85%    2.70% to    3.74%
December 31, 2011   1,787 $11.64275 to  $13.48663 $ 21,049   0.16%    1.90%  to   2.85%   10.35% to   11.47%
December 31, 2010      18 $12.01294 to  $12.09943 $    211   0.93%    1.90%  to   2.15%    8.85% to    9.11%
December 31, 2009      30 $11.03670 to  $11.08899 $    332   0.33%    1.50%  to   2.15%   -8.03% to   -7.44%
December 31, 2008       6 $12.00012 to  $12.07153 $     75   0.00%    1.50%  to   2.15%   20.02% to   20.73%

                                AST BOND PORTFOLIO 2019**** (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012     183 $12.22857 to  $13.98700 $  2,283   0.31%    1.90%  to   2.85%    2.84% to    3.85%
December 31, 2011       0 $13.49739 to  $13.62798 $      0   0.91%    1.90%  to   2.15%   13.54% to   13.81%
December 31, 2010       3 $11.88816 to  $12.18296 $     33   0.74%    1.30%  to   2.15%    9.02% to    9.93%
December 31, 2009      14 $10.90486 to  $11.08225 $    156   0.27%    1.30%  to   2.15%   -9.64% to   -8.88%
December 31, 2008       3 $12.06868 to  $12.16291 $     41   0.00%    1.30%  to   2.15%   20.71% to   21.64%

                               AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012     547 $10.79040 to  $19.05468 $  7,170   1.45%    1.00%  to   2.85%   23.19% to   25.55%
December 31, 2011     334 $ 8.72255 to  $15.32029 $  3,472   2.28%    1.15%  to   2.85%   -7.74% to   -6.12%
December 31, 2010     289 $ 9.41466 to  $16.44739 $  3,166   1.17%    1.15%  to   2.85%   14.96% to   18.83%
December 31, 2009      79 $ 8.02826 to  $13.95016 $    651   0.69%    1.15%  to   2.50%   31.80% to   41.49%
December 31, 2008       1 $ 6.10058 to  $ 6.11016 $      5   0.00%    1.80%  to   2.15%  -40.04% to  -39.95%

                       AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   2,458 $ 8.90982 to  $16.06935 $ 26,031   1.10%    0.55%  to   2.85%   14.56% to   17.28%
December 31, 2011   1,592 $ 7.61998 to  $13.89229 $ 14,499   0.94%    0.55%  to   2.85%  -23.87% to  -20.71%
December 31, 2010   1,468 $10.76214 to  $17.76396 $ 17,086   0.28%    1.15%  to   2.85%   16.62% to   20.88%
December 31, 2009     303 $ 9.02175 to  $14.81166 $  2,792   0.25%    1.15%  to   2.50%   47.32% to   64.95%
December 31, 2008       2 $ 5.57715 to  $ 5.57838 $     11   0.00%    1.50%  to   1.55%  -44.79% to  -44.78%

                   FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (EXPIRED SEPTEMBER 21, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2012       0 $       0 to  $       0 $      0   2.95%    0.85%  to   2.85%   11.04% to   12.69%
December 31, 2011  11,946 $ 8.68157 to  $13.39083 $119,693   0.02%    0.85%  to   2.85%  -10.47% to   -2.60%
December 31, 2010  10,403 $ 9.04060 to  $13.88351 $106,344   3.82%    0.95%  to   2.85%    5.95% to    8.99%
December 31, 2009   2,729 $ 8.39751 to  $12.83927 $ 23,605   4.92%    1.15%  to   2.40%   27.02% to   28.84%
December 31, 2008     486 $ 6.61132 to  $ 6.66608 $  3,230   3.31%    1.15%  to   2.40%  -34.40% to  -33.86%

                          AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   1,525 $10.52515 to  $17.90792 $ 19,892   0.48%    0.55%  to   2.70%   12.56% to   15.05%
December 31, 2011     959 $ 9.17568 to  $15.78149 $ 11,040   0.50%    0.55%  to   2.70%   -7.35% to    0.75%
December 31, 2010     791 $11.42102 to  $15.88201 $  9,197   0.35%    0.55%  to   2.70%   14.62% to   25.51%
December 31, 2009     188 $ 9.46659 to  $12.77276 $  1,808   0.58%    1.15%  to   2.15%   24.18% to   28.33%
December 31, 2008       4 $ 7.62336 to  $ 7.64561 $     30   0.00%    1.50%  to   2.15%  -24.02% to  -23.80%

                            AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  15,190 $ 9.90321 to  $15.08440 $179,781   0.45%    0.55%  to   2.85%   12.59% to   15.27%
December 31, 2011   7,911 $ 8.75838 to  $13.26883 $ 81,484   0.29%    0.55%  to   2.85%   -8.49% to   -2.93%
December 31, 2010   5,917 $ 9.19665 to  $13.85815 $ 62,348   0.24%    0.55%  to   2.85%    9.18% to   13.04%
December 31, 2009   1,375 $ 8.24406 to  $12.35611 $ 11,560   0.44%    1.15%  to   2.50%   22.92% to   25.66%
December 31, 2008     240 $ 6.66587 to  $ 6.72112 $  1,608   0.03%    1.15%  to   2.40%  -34.00% to  -33.45%

                          AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  21,004 $ 9.89825 to  $13.66670 $235,725   0.52%    0.55%  to   2.85%    7.13% to    9.68%
December 31, 2011  11,121 $ 9.20021 to  $12.63456 $114,175   0.40%    0.55%  to   2.85%   -6.86% to   -2.36%
December 31, 2010   7,792 $ 9.60436 to  $13.11882 $ 81,960   0.42%    0.95%  to   2.85%    7.21% to   10.65%
December 31, 2009   1,753 $ 8.79604 to  $11.95029 $ 15,710   0.29%    1.15%  to   2.50%   19.03% to   21.99%
December 31, 2008     135 $ 7.31182 to  $ 7.37228 $    991   0.03%    1.15%  to   2.40%  -27.47% to  -26.87%

                           AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   9,458 $10.49066 to  $14.87346 $111,417   0.43%    0.55%  to   2.85%   10.34% to   12.96%
December 31, 2011   4,964 $ 9.31537 to  $13.35045 $ 52,174   0.34%    0.55%  to   2.85%   -6.67% to   -1.12%
December 31, 2010   3,330 $ 9.76990 to  $13.68833 $ 35,436   0.23%    0.95%  to   2.85%    8.19% to   12.52%
December 31, 2009     810 $ 8.78979 to  $12.26108 $  7,410   0.23%    1.15%  to   2.40%   22.11% to   25.23%
December 31, 2008      61 $ 7.11750 to  $ 7.16470 $    435   0.01%    1.15%  to   2.15%  -29.61% to  -29.15%

                                      A66

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                        AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  12,412 $10.28497 to  $13.69989 $139,813   0.56%    0.55%  to   2.85%    6.99% to    9.52%
December 31, 2011   8,325 $ 9.41906 to  $12.68275 $ 86,341   0.47%    0.55%  to   2.85%   -5.72% to   -1.05%
December 31, 2010   6,330 $ 9.95339 to  $12.99556 $ 66,678   0.38%    0.95%  to   2.85%    6.37% to   10.33%
December 31, 2009   2,050 $ 9.13296 to  $11.87199 $ 19,145   0.20%    1.15%  to   2.40%   18.43% to   22.22%
December 31, 2008     238 $ 7.57974 to  $ 7.64237 $  1,815   0.01%    1.15%  to   2.40%  -24.87% to  -24.25%

                          AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  10,344 $10.36964 to  $14.20334 $120,257   0.48%    0.55%  to   2.85%   10.39% to   13.01%
December 31, 2011   5,117 $ 9.32332 to  $12.74316 $ 53,097   0.22%    0.55%  to   2.85%   -5.25% to   -3.01%
December 31, 2010   3,298 $ 9.78877 to  $13.32052 $ 35,509   0.24%    0.55%  to   2.85%    8.04% to   12.26%
December 31, 2009     504 $ 8.84522 to  $11.98361 $  4,585   0.33%    0.95%  to   2.40%   18.39% to   20.09%
December 31, 2008      44 $ 7.47127 to  $ 7.53310 $    330   0.01%    1.15%  to   2.40%  -26.05% to  -25.44%

                                  PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      24 $13.58666 to  $13.58666 $    330   0.00%    1.50%  to   1.50%   20.29% to   20.29%
December 31, 2011      28 $11.29470 to  $11.29470 $    318   0.00%    1.50%  to   1.50%    3.94% to    3.94%
December 31, 2010      30 $10.86622 to  $10.86622 $    322   0.00%    1.50%  to   1.50%   19.60% to   19.60%
December 31, 2009      26 $ 9.08577 to  $ 9.08577 $    238   0.00%    1.50%  to   1.50%   28.87% to   28.87%

                              PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      25 $12.23984 to  $12.23984 $    310   0.87%    1.50%  to   1.50%    9.22% to    9.22%
December 31, 2011      28 $11.20680 to  $11.20680 $    309   1.28%    1.50%  to   1.50%    5.37% to    5.37%
December 31, 2010      29 $10.63581 to  $10.63581 $    314   0.54%    1.50%  to   1.50%   15.63% to   15.63%
December 31, 2009      26 $ 9.19832 to  $ 9.19832 $    242   1.51%    1.50%  to   1.50%   19.77% to   19.77%

                                     PROFUND VP FINANCIALS (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      69 $ 6.63308 to  $ 6.81861 $    469   0.10%    1.50%  to   2.10%   22.16% to   22.88%
December 31, 2011      83 $ 5.42982 to  $ 5.54883 $    461   0.00%    1.50%  to   2.10%  -15.60% to  -15.10%
December 31, 2010      77 $ 6.53605 to  $ 6.53605 $    503   0.29%    1.50%  to   1.50%    9.29% to    9.29%
December 31, 2009      62 $ 5.98047 to  $ 5.98047 $    372   2.43%    1.50%  to   1.50%   13.31% to   13.31%

                                     PROFUND VP HEALTH CARE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      30 $12.15913 to  $12.49836 $    375   0.39%    1.50%  to   2.10%   14.98% to   15.67%
December 31, 2011      34 $10.57454 to  $10.80547 $    367   0.31%    1.50%  to   2.10%    7.85% to    8.49%
December 31, 2010      37 $ 9.96007 to  $ 9.96007 $    373   0.28%    1.50%  to   1.50%    1.32% to    1.32%
December 31, 2009      32 $ 9.82996 to  $ 9.82996 $    313   0.89%    1.50%  to   1.50%   17.79% to   17.79%

                                     PROFUND VP INDUSTRIALS (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012      31 $10.04439 to  $10.04439 $    315   0.26%    1.50%  to   1.50%   14.09% to   14.09%
December 31, 2011      33 $ 8.80429 to  $ 8.80429 $    289   0.28%    1.50%  to   1.50%   -3.23% to   -3.23%
December 31, 2010      40 $ 9.09853 to  $11.41249 $    364   0.23%    1.50%  to   1.55%   14.03% to   21.92%
December 31, 2009      41 $ 7.46270 to  $ 7.46270 $    304   1.28%    1.50%  to   1.50%   22.27% to   22.27%
December 31, 2008       1 $ 6.10367 to  $ 6.10367 $      6   0.16%    1.50%  to   1.50%  -39.96% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      10 $11.32177 to  $11.63796 $    119   0.00%    1.50%  to   2.10%   13.00% to   13.67%
December 31, 2011       9 $10.01888 to  $10.23808 $     87   0.00%    1.50%  to   2.10%   -4.89% to   -4.33%
December 31, 2010       8 $10.53374 to  $10.70104 $     89   0.00%    1.50%  to   2.10%   25.78% to   26.52%
December 31, 2009       7 $ 8.37491 to  $ 8.45797 $     62   0.00%    1.50%  to   2.10%   35.47% to   36.27%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012       6 $10.76386 to  $10.76386 $     70   0.15%    1.50%  to   1.50%   14.84% to   14.84%
December 31, 2011       9 $ 9.37296 to  $ 9.44100 $     81   0.15%    1.30%  to   1.50%   -5.34% to   -5.16%
December 31, 2010       7 $ 9.90192 to  $ 9.90192 $     71   0.29%    1.50%  to   1.50%   18.67% to   18.67%
December 31, 2009      10 $ 8.34400 to  $ 8.34400 $     85   1.42%    1.50%  to   1.50%   28.94% to   28.94%

                                     PROFUND VP REAL ESTATE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      14 $10.00220 to  $10.18798 $    144   2.57%    1.50%  to   1.90%   14.98% to   15.44%
December 31, 2011      12 $ 8.69881 to  $ 8.82559 $    110   0.00%    1.50%  to   1.90%    2.80% to    3.20%
December 31, 2010      16 $ 8.46186 to  $11.54906 $    133   3.89%    1.50%  to   1.90%   15.86% to   22.85%
December 31, 2009      18 $ 6.91515 to  $ 6.96107 $    122   3.45%    1.50%  to   1.90%   25.51% to   26.01%

                                      A67

                               AT YEAR ENDED                            FOR YEAR ENDED
                   -------------------------------------  ----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  -----------------
                                 PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012      3  $11.60725 to  $11.60725 $    32    0.00%   1.50%  to   1.50%   10.82% to  10.82%
December 31, 2011      2  $10.47427 to  $10.55029 $    26    0.00%   1.30%  to   1.50%   -0.21% to  -0.02%
December 31, 2010      3  $10.49669 to  $10.49669 $    28    0.00%   1.50%  to   1.50%   23.87% to  23.87%
December 31, 2009      4  $ 8.47414 to  $ 8.47414 $    35    0.00%   1.50%  to   1.50%   24.31% to  24.31%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012      2  $11.08892 to  $11.08892 $    20    0.00%   1.50%  to   1.50%   14.44% to  14.44%
December 31, 2011      2  $ 9.68994 to  $ 9.68994 $    19    0.00%   1.50%  to   1.50%   -5.52% to  -5.52%
December 31, 2010      2  $10.25585 to  $10.25585 $    25    0.10%   1.50%  to   1.50%   20.30% to  20.30%
December 31, 2009      2  $ 8.52534 to  $ 8.52534 $    20    0.41%   1.50%  to   1.50%   18.62% to  18.62%

                                PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     24  $10.10290 to  $10.10290 $   247    4.12%   1.50%  to   1.50%   14.79% to  14.79%
December 31, 2011     29  $ 8.80105 to  $ 8.80105 $   255    2.96%   1.50%  to   1.50%    0.36% to   0.36%
December 31, 2010     28  $ 8.76916 to  $12.16509 $   245    2.84%   1.50%  to   1.55%   13.98% to  21.09%
December 31, 2009     29  $ 7.69379 to  $ 7.69379 $   221   11.48%   1.50%  to   1.50%    5.73% to   5.73%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     23  $ 9.22480 to  $ 9.39609 $   212    2.71%   1.50%  to   1.90%   -1.73% to  -1.34%
December 31, 2011     27  $ 9.38722 to  $ 9.52393 $   259    2.51%   1.50%  to   1.90%   15.32% to  15.78%
December 31, 2010     30  $ 8.14003 to  $10.77660 $   244    2.49%   1.50%  to   1.90%    3.97% to   7.40%
December 31, 2009     23  $ 7.82890 to  $ 7.88054 $   181    6.24%   1.50%  to   1.90%    8.67% to   9.10%

                                 PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012      5  $10.52001 to  $10.81361 $    49    0.07%   1.50%  to   2.10%   10.40% to  11.05%
December 31, 2011      4  $ 9.52935 to  $ 9.73772 $    37    0.00%   1.50%  to   2.10%    1.01% to   1.61%
December 31, 2010      5  $ 9.43387 to  $ 9.58358 $    46    0.07%   1.50%  to   2.10%   10.86% to  11.51%
December 31, 2009      8  $ 8.51005 to  $ 8.59420 $    65    0.00%   1.50%  to   2.10%   27.07% to  27.82%

                                  PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012      8  $ 9.09087 to  $ 9.09087 $    75    0.76%   1.50%  to   1.50%   13.71% to  13.71%
December 31, 2011     18  $ 7.99461 to  $ 7.99461 $   141    0.76%   1.50%  to   1.50%   -2.74% to  -2.74%
December 31, 2010     17  $ 8.21947 to  $ 8.21947 $   139    0.96%   1.50%  to   1.50%   11.23% to  11.23%
December 31, 2009     15  $ 7.38987 to  $ 7.38987 $   111    1.33%   1.50%  to   1.50%   17.70% to  17.70%

                              AST BOND PORTFOLIO 2020**** (AVAILABLE ON JANUARY 02, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     11  $11.60016 to  $12.95314 $   135    0.58%   1.30%  to   2.55%    3.67% to   4.95%
December 31, 2011     66  $11.06416 to  $12.41953 $   746    1.13%   1.30%  to   2.55%   15.73% to  17.15%
December 31, 2010    331  $ 9.54633 to  $10.66744 $ 3,199    0.00%   1.30%  to   2.55%    6.10% to  10.41%
December 31, 2009      0  $ 0.00000 to  $ 0.00000 $     0    0.00%   1.30%  to   2.15%   -6.43% to  -5.91%

                        AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    557  $ 9.54913 to  $12.07266 $ 6,101    0.42%   0.55%  to   2.45%   10.46% to  12.61%
December 31, 2011    339  $ 8.50545 to  $10.78439 $ 3,336    0.33%   0.55%  to   2.45%  -14.75% to  -6.39%
December 31, 2010    251  $10.51922 to  $11.58869 $ 2,684    0.02%   1.15%  to   2.45%    5.50% to  12.43%
December 31, 2009     11  $10.29877 to  $10.30741 $   109    0.00%   1.15%  to   1.80%    1.51% to   1.59%

                       AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    876  $10.54999 to  $12.84306 $10,610    0.00%   0.55%  to   2.70%   12.07% to  14.55%
December 31, 2011    435  $10.49190 to  $11.27814 $ 4,657    0.00%   0.55%  to   2.70%   -2.05% to   0.11%
December 31, 2010    193  $10.71155 to  $11.33263 $ 2,096    0.00%   1.15%  to   2.70%    7.43% to  10.05%
December 31, 2009      4  $10.29227 to  $10.29766 $    42    0.00%   1.15%  to   1.55%    2.06% to   2.11%

                                AST BOND PORTFOLIO 2017 (AVAILABLE ON JANUARY 4, 2010)
                   ------------------------------------------------------------------------------------
December 31, 2012  1,847  $11.61498 to  $11.93630 $21,847    0.52%   1.90%  to   2.85%    2.12% to   3.12%
December 31, 2011  1,836  $11.37404 to  $11.57526 $21,132    0.04%   1.90%  to   2.85%    8.24% to   9.30%
December 31, 2010     19  $10.52124 to  $10.59081 $   205    0.00%   1.90%  to   2.70%    5.24% to   5.92%

                                AST BOND PORTFOLIO 2021 (AVAILABLE ON JANUARY 4, 2010)
                   ------------------------------------------------------------------------------------
December 31, 2012  2,129  $12.95637 to  $13.85470 $28,167    0.78%   1.30%  to   2.85%    3.75% to   5.42%
December 31, 2011  2,642  $12.48861 to  $13.14210 $33,532    0.06%   1.30%  to   2.85%   16.88% to  18.76%
December 31, 2010    396  $10.93130 to  $11.06626 $ 4,359    0.00%   1.30%  to   2.55%    9.31% to  10.66%

                                      A68

                               AT YEAR ENDED                                   FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------------
                                                        NET     INVESTMENT
                   UNITS         UNIT VALUE            ASSETS     INCOME    EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST         (000S)     RATIO*    LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------  -------------------------  --------  ----------  -----------------  ---------------------
                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   -----------------------------------------------------------------------------------------------
December 31, 2012      16  $13.75687  to   $14.06753  $    220    1.65%     1.50%  to   1.75%   11.72%  to    12.00%
December 31, 2011      17  $12.31349  to   $12.56056  $    206    0.63%     1.50%  to   1.75%  -14.29%  to   -14.08%
December 31, 2010      17  $14.36608  to   $14.61842  $    242    0.00%     1.50%  to   1.75%   20.88%  to    21.01%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   -----------------------------------------------------------------------------------------------
December 31, 2012     169  $ 2.16078  to   $ 2.21481  $    365    0.00%     1.50%  to   1.75%   18.68%  to    18.97%
December 31, 2011     179  $ 1.82068  to   $ 1.86164  $    326    0.00%     1.50%  to   1.75%   -6.99%  to    -6.75%
December 31, 2010     188  $ 1.95742  to   $ 1.99650  $    368    0.00%     1.50%  to   1.75%   26.08%  to    26.21%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   -----------------------------------------------------------------------------------------------
December 31, 2012       5  $12.11133  to   $12.18494  $     63    1.15%     1.50%  to   1.75%   12.36%  to    12.64%
December 31, 2011       6  $10.77879  to   $10.81752  $     61    0.89%     1.50%  to   1.75%   -8.65%  to    -8.43%
December 31, 2010       6  $11.79975  to   $11.81311  $     71    0.00%     1.50%  to   1.75%   21.84%  to    21.98%

                                 AST BOND PORTFOLIO 2022 (AVAILABLE ON JANUARY 3, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012   1,737  $12.22859  to   $12.62575  $ 21,559    0.03%     1.30%  to   2.85%    2.83%  to     4.49%
December 31, 2011   1,302  $11.89255  to   $12.08351  $ 15,604    0.00%     1.30%  to   2.85%   18.93%  to    20.84%

                            AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012       7  $ 9.88459  to   $ 9.96370  $     74    0.04%     1.30%  to   1.80%   11.15%  to    11.69%

                         AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012   8,594  $ 9.95090  to   $10.27765  $ 86,714    0.46%     0.55%  to   2.45%    9.15%  to    11.28%
December 31, 2011   4,835  $ 9.12583  to   $ 9.21697  $ 44,314    0.00%     0.85%  to   2.35%   -8.74%  to    -7.82%

                    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE ON AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012      17  $12.18018  to   $12.22072  $    210    0.54%     1.50%  to   1.75%   13.81%  to    14.09%
December 31, 2011      25  $10.70255  to   $10.71170  $    268    0.00%     1.50%  to   1.75%    4.69%  to     4.78%

                           AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012     643  $10.50845  to   $10.70984  $  6,835    0.17%     0.85%  to   2.50%    4.49%  to     6.20%
December 31, 2011      36  $10.06003  to   $10.07683  $    360    0.00%     1.30%  to   2.25%    0.42%  to     0.58%

                        AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------------
December 31, 2012     349  $10.31269  to   $10.48627  $  3,621    0.23%     0.85%  to   2.25%    2.51%  to     3.98%
December 31, 2011      44  $10.06278  to   $10.07694  $    444    0.00%     1.30%  to   2.10%    0.35%  to     0.48%

                                   AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012     376  $10.28760  to   $10.45376  $  3,908    0.00%     1.30%  to   2.85%    2.88%  to     4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012  19,511  $10.65915  to   $10.80738  $209,728    0.00%     0.85%  to   2.85%    6.62%  to     8.08%

                         AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012   2,285  $10.23818  to   $10.40185  $ 23,601    0.95%     0.55%  to   2.85%    2.41%  to     4.02%

                      AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012       7  $10.38171  to   $10.39933  $     68    0.00%     1.30%  to   1.75%    3.83%  to     4.00%

                              AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------------
December 31, 2012       4  $10.18909  to   $10.21028  $     40    0.00%     1.30%  to   1.85%    1.91%  to     2.11%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

                                      A69

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2012 or from the effective date of the subaccount through the end of the reporting period.

       ****Represents a fund containing less than 1,000 units and/or $1,000 in net assets.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.20%     Premier Bb Series with HAV
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Bb Series - with HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with HAV

                                      A70

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.45%     Premier Bb with GMIB
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier B Series with HAV
               Premier Bb Series with LT5 or HD5
               Premier Bb Series with HD GRO
               Premier Bb Series with HD GRO and HAV
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     No Optional Benefits
               Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     Discovery Choice Enhanced - No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5 and GMIB and HAV
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5 or HD GRO
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO and HAV
               Premier L Series with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HAV
               Premier Bb Series with LT5 or HD5 and HAV
               Premier Bb Series with HD GRO and HAV
   1.85%     Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
               Premier L Series with HAV
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier Retirement B - With HD GRO II OR GRO Plus II

                                      A71

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   1.95%     Premier X Series with HAV
               Premier Bb Series with HD GRO and HAV
   2.00%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with LT5
               Premier B Series with HD5 and HAV
               Premier B Series with HD GRO and HAV
   2.10%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier L Series with HD GRO and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and HAV
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier X Series with HD GRO and HAV
               Premier Retirement C - With HAV
   2.20%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with HD5 and HAV
               Premier L Series with HD GRO and HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II

                                      A72

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------
   2.40%     With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Bonus Version
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus Enhanced - Bonus Version
               Premier X Series with LT5
               Premier X Series with HD5 and HAV
               Premier X Series with HD GRO and HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Premier L Series with HD GRO and HAV
   2.55%     Premier X Series with HD GRO and HAV
   2.70%     Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D. OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income
        2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product).

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

                                      A73

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A74

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2013

                                      A75

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2012 and 2011

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

                                                                          Page#
                                                                          -----
 Financial Statements
 Management's Annual Report on Internal Control Over Financial Reporting   B-2

 Financial Statements:

 Statements of Financial Position - December 31, 2012 and 2011             B-3

 Statements of Operations and Comprehensive Income (Loss)
 Years ended December 31, 2012, 2011 and 2010                              B-4

 Statements of Equity
 Years ended December 31, 2012, 2011 and 2010                              B-5

 Statements of Cash Flows
 Years ended December 31, 2012, 2011 and 2010                              B-6

 Notes to Financial Statements                                             B-8

 Report of Independent Registered Public Accounting Firm                  B-56

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2012, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2012.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding internal control over financial reporting. Internal controls over Financial Reporting were not subject to attestation by the Company's registered public accounting firm pursuant to final rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 15, 2013

                  Pruco Life Insurance Company of New Jersey

                       Statements of Financial Position
   As of December 31, 2012 and December 31, 2011 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                      December 31,   December 31,
                                                                         2012           2011
                                                                     -------------- -------------
ASSETS
Fixed maturities, available for sale, at fair value (amortized
 cost: 2012-$976,665 ; 2011-$1,132,908)                              $    1,066,071 $   1,219,904
Equity securities, available for sale, at fair value (cost:
 2012-$1,303; 2011-$1,521)                                                    1,381         1,420
Trading account assets, at fair value                                         1,390         1,569
Policy loans                                                                173,622       177,162
Short-term investments                                                        2,226         1,069
Commercial mortgage and other loans                                         221,728       230,201
Other long-term investments                                                  41,312        29,075
                                                                     -------------- -------------
   Total investments                                                      1,507,730     1,660,400
Cash and cash equivalents                                                    50,596        26,723
Deferred policy acquisition costs                                           327,832       262,895
Accrued investment income                                                    15,782        17,275
Reinsurance recoverables                                                    870,122       522,762
Receivables from parents and affiliates                                      29,221        23,148
Deferred sales inducements                                                   70,728        48,101
Income taxes                                                                 33,557             -
Other assets                                                                  9,131         8,830
Separate account assets                                                   8,373,780     6,258,008
                                                                     -------------- -------------
   TOTAL ASSETS                                                      $   11,288,479 $   8,828,142
                                                                     ============== =============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                      $    1,221,932 $   1,133,080
Future policy benefits and other policyholder liabilities                   825,869       691,967
Cash collateral for loaned securities                                         2,134        17,012
Securities sold under agreements to repurchase                                    -         3,216
Income taxes                                                                      -        23,178
Short-term debt to affiliates                                                24,000        26,000
Long-term debt to affiliates                                                 85,000        44,000
Payables to parent and affiliates                                             2,383         2,267
Other liabilities                                                            83,541        67,081
Separate account liabilities                                              8,373,780     6,258,008
                                                                     -------------- -------------
   TOTAL LIABILITIES                                                     10,618,639     8,265,809
                                                                     -------------- -------------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($5 par value; 400,000 shares, authorized, issued and
 outstanding)                                                                 2,000         2,000
Additional paid-in capital                                                  211,049       207,928
Retained earnings                                                           409,342       305,281
Accumulated other comprehensive income                                       47,449        47,124
                                                                     -------------- -------------
   TOTAL EQUITY                                                             669,840       562,333
                                                                     -------------- -------------
   TOTAL LIABILITIES AND EQUITY                                      $   11,288,479 $   8,828,142
                                                                     ============== =============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

           Statements of Operations and Comprehensive Income (Loss)
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                                      2012           2011            2010
                                                                                 -------------- --------------- --------------
REVENUES
Premiums                                                                         $       14,133 $        15,305 $       14,733
Policy charges and fee income                                                           146,460         113,472         53,611
Net investment income                                                                    79,655          77,556         77,044
Asset administration fees                                                                29,462          21,630         11,084
Other income                                                                              4,418           3,253          4,915
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                         (3,852)         (7,483)       (21,164)
  Other-than-temporary impairments on fixed maturity securities transferred to
   Other comprehensive income                                                             2,382           7,215         18,612
  Other realized investment gains (losses), net                                          11,947       (109,788)         59,567
                                                                                 -------------- --------------- --------------
        Total realized investment gains (losses), net                                    10,477       (110,056)         57,015
                                                                                 -------------- --------------- --------------
  TOTAL REVENUES                                                                        284,605         121,160        218,402
                                                                                 -------------- --------------- --------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                                  35,689          27,226          (198)
Interest credited to policyholders' account balances                                     31,952          62,222         37,125
Amortization of deferred policy acquisition costs                                         7,145          90,046          8,662
General, administrative and other expenses                                               66,552          50,061         41,997
                                                                                 -------------- --------------- --------------
  TOTAL BENEFITS AND EXPENSES                                                           141,338         229,555         87,586
                                                                                 -------------- --------------- --------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                       143,267       (108,395)        130,816
                                                                                 -------------- --------------- --------------

  Income taxes:
    Current                                                                              64,255           (715)         23,841
    Deferred                                                                           (25,049)        (47,893)         15,967
                                                                                 -------------- --------------- --------------
Total income tax expense (benefit)                                                       39,206        (48,608)         39,808
                                                                                 -------------- --------------- --------------
NET INCOME (LOSS)                                                                $      104,061 $      (59,787) $       91,008
                                                                                 -------------- --------------- --------------

Other comprehensive income (loss), before tax:
    Foreign currency translation adjustments                                                 33            (32)           (34)
     Unrealized investment gains (losses) for the period                                 12,645          21,317         19,876
     Reclassification adjustment for (gains) losses included in net income             (12,176)           6,397          6,670
                                                                                 -------------- --------------- --------------
    Net unrealized investment gains (losses)                                                469          27,714         26,546
                                                                                 -------------- --------------- --------------
Other comprehensive income (loss), before tax:                                              502          27,682         26,512
    Less: Income tax expense (benefit) related to:
     Foreign currency translation adjustments                                                12            (11)           (12)
     Net unrealized investment gains (losses)                                               165           9,700          9,291
                                                                                 -------------- --------------- --------------
       Total                                                                                177           9,689          9,279
Other comprehensive income (loss), net of tax:                                              325          17,993         17,233
                                                                                 -------------- --------------- --------------
COMPREHENSIVE INCOME (LOSS)                                                      $      104,386 $      (41,794) $      108,241
                                                                                 ============== =============== ==============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                             Statements of Equity
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                                               Accumulated
                                                                                                  Other
                                                                   Additional                  Comprehensive
                                                        Common      Paid-in       Retained        Income
                                                        Stock       Capital      Earnings         (Loss)        Total Equity
                                                       --------   -----------   ----------    --------------   -------------

Balance, December 31, 2009                             $  2,000   $  168,998    $  332,718       $  9,936       $  513,652
Impact of adoption of accounting changes                      -            -       (58,658)         1,962          (56,696)
Affiliated asset transfers                                    -          744             -              -              744
Comprehensive income (loss):
  Net income (loss)                                           -            -        91,008              -           91,008
  Other comprehensive income (loss), net of tax               -            -             -         17,233           17,233
                                                                                                               -------------
Total comprehensive income (loss)                                                                                  108,241
                                                       --------   -----------   ----------    --------------   -------------

Balance, December 31, 2010                             $  2,000   $  169,742    $  365,068       $ 29,131       $  565,941
Contributed Capital                                           -       38,000             -              -           38,000
Affiliated asset transfers                                    -          186             -              -              186
Comprehensive income (loss):
  Net income (loss)                                           -            -       (59,787)             -          (59,787)
  Other comprehensive income (loss), net of tax               -            -             -         17,993           17,993
                                                                                                               -------------
Total comprehensive income (loss)                                                                                  (41,794)
                                                       --------   -----------   ----------    --------------   -------------

Balance, December 31, 2011                             $  2,000   $  207,928    $  305,281       $ 47,124       $  562,333
Contributed/distributed capital- parent/child asset
 transfers                                                    -        3,121             -              -            3,121
Comprehensive income (loss):
  Net income (loss)                                           -            -       104,061              -          104,061
  Other comprehensive income (loss), net of tax               -            -             -            325              325
                                                                                                               -------------
Total comprehensive income (loss)                                                                                  104,386
                                                       --------   -----------   ----------    --------------   -------------

Balance, December 31, 2012                             $  2,000   $  211,049    $  409,342       $ 47,449       $  669,840
                                                       ========   ===========   ==========    ==============   =============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                           Statements of Cash Flows
          Years Ended December 31, 2012, 2011 and 2010 (in thousands)
--------------------------------------------------------------------------------

                                                                         2012         2011         2010
                                                                     ------------ ------------ ------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income                                                            $   104,061  $  (59,787)  $    91,008
Adjustments to reconcile net income to net cash provided by
 operating activities:
 Policy charges and fee income                                           (12,488)     (25,622)     (13,636)
 Interest credited to policyholders' account balances                      31,952       62,222       37,125
 Realized investment (gains) losses, net                                 (10,477)      110,056     (57,015)
 Amortization and other non-cash items                                    (9,959)      (2,359)      (3,906)
 Change in:
   Future policy benefits and other insurance liabilities                 132,050       93,600       90,575
   Reinsurance recoverables                                             (101,575)    (127,939)     (97,731)
   Accrued investment income                                                (247)        (910)          468
   Receivables from parent and affiliates                                 (6,045)        2,213      (6,108)
   Payables to parent and affiliates                                          115      (3,569)        1,643
   Deferred policy acquisition costs                                     (83,684)         (25)     (61,853)
   Income taxes payable                                                  (12,047)     (73,506)       10,966
   Deferred sales inducements                                            (19,219)     (22,392)     (21,594)
   Other, net                                                             (2,598)     (13,260)       15,508
                                                                     ------------ ------------ ------------
Cash flows from (used in) operating activities                        $     9,839  $  (61,278)  $  (14,550)
                                                                     ------------ ------------ ------------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available for sale                                 $   156,250  $   171,016  $   211,850
 Short-term investments                                                    13,568       21,230       42,060
 Policy loans                                                              18,879       20,142       17,827
 Ceded policy loans                                                         (337)            -            -
 Commercial mortgage and other loans                                       39,474       27,533       28,189
 Other long-term investments                                                2,115        1,373        1,591
 Equity securities, available for sale                                      2,660          474        2,000
Payments for the purchase/origination of:
 Fixed maturities, available for sale                                   (143,093)    (293,216)    (190,281)
 Short-term investments                                                  (14,725)     (14,899)     (21,491)
 Policy loans                                                            (21,058)     (14,130)     (15,966)
 Ceded policy loans                                                         6,890            -            -
 Commercial mortgage and other loans                                     (66,362)     (75,298)     (41,700)
 Other long-term investments                                             (12,164)      (7,533)      (8,609)
 Equity securities, available for sale                                    (2,508)      (1,347)        (158)
 Notes receivable from parent and affiliates, net                           (248)        1,334       13,926
 Other                                                                      (103)           24          320
                                                                     ------------ ------------ ------------
Cash flows from (used in) investing activities                        $  (20,762)  $ (163,297)  $    39,558
                                                                     ------------ ------------ ------------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
 Policyholders' account deposits                                      $   215,909  $   159,318      171,435
 Ceded policyholders' account deposits                                   (79,417)            -            -
 Policyholders' account withdrawals                                     (123,185)     (83,438)    (151,600)
 Ceded policyholders' account withdrawals                                   1,436            -            -
 Net change in securities sold under agreement to repurchase and
   cash collateral for loaned securities                                 (18,094)       16,859     (29,304)
 Contributed capital                                                            -       38,000           10
 Affiliated asset transfers                                                     -          186            -
 Net change in financing arrangements (maturities 90 days or less)       (13,000)       26,000            -
 Drafts outstanding                                                         (853)     (37,588)       39,811
 Net change in long-term borrowing                                         52,000       44,000            -
                                                                     ------------ ------------ ------------
Cash flows from (used in) financing activities                        $    34,796  $   163,337  $    30,352
                                                                     ------------ ------------ ------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                       23,873     (61,238)       55,360
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                               26,723       87,961       32,601
                                                                     ------------ ------------ ------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                              $    50,596  $    26,723  $    87,961
                                                                     ============ ============ ============
SUPPLEMENTAL CASH FLOW INFORMATION
 Income taxes paid                                                    $    97,799  $    25,000  $    28,842
 Interest paid                                                        $     1,683  $        98  $         4

Significant Non Cash Transactions

Cash Flows from Investing Activities in the December 31, 2012 Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company and Prudential Arizona Reinsurance Universal Company, or PAR U, an affiliate (See Note 13). The assets transferred included $156 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $46 million to Prudential Financial Inc., the Company's ultimate parent company, to settle tax expenses arising from this coinsurance transaction.

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         Notes to Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey, or the ("Company"), is a wholly owned subsidiary of the Pruco Life Insurance Company, or ("Pruco Life"), which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America, ("Prudential Insurance"). Prudential Insurance is an indirect wholly owned subsidiary of Prudential Financial, Inc., or ("Prudential Financial"). The Company is licensed to sell life insurance and annuities, primarily through third party distributors, in New Jersey and New York.

Beginning in March 2010, Prudential Annuities Life Assurance Corporation ("PALAC"), an affiliate of the Company, ceased offering its existing variable and fixed annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by the Company. In general, the new product line offers the same optional living benefits and optional death benefits as offered by PALAC's existing variable annuities. These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities.

Basis of Presentation

The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)" or ("AOCI.")

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these assets are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of investments in certain money market funds as well as highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that vary with and that are directly related to the acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of estimated gross profits, estimated gross margins, or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Policy acquisition costs related to interest sensitive and variable life products and fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (periods ranging from 30 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred sales inducements

The Company offers various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." See Note 7 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholder's account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the policyholders and are not included in the Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have annuitized, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. Expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include a provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than variable and interest-sensitive life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC.A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 1.00% to 8.25% at December 31, 2012, and from 1.00% to 8.25% at December 31, 2011.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for mortality and expense risk fees, administration fees, cost of insurance fees, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products also include amortization of DAC. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive contracts, are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized using assumptions consistent with those used to account for the underlying policies.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Asset Administration Fees

The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used in a non-broker-dealer capacity to manage the interest rate and currency characteristics of assets or liabilities and to mitigate volatility of expected non-U.S. earnings. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of non-broker-dealer related derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company entered into a new coinsurance agreement with an affiliate, PAR U, effective July 1, 2011. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity securities from an asset portfolio within the Company. The settlement feature of this agreement was accounted for as a derivative (See Note 13).

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

Effective January 1, 2012, the Company adopted, retrospectively, new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs", and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. The Company adopted this guidance effective January 1, 2012 and applied the retrospective method of adoption. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a material effect on the Company's financial position or results of operations.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's financial position, results of operations, or financial statement disclosures.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance effective January 1, 2012 is not expected to have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

The following tables present amounts as previously reported in 2011 and the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column.

Statements of Financial Position:
---------------------------------
                                                      December 31, 2011
                                        ---------------------------------------------

                                        As Previously     Effect of     As Currently
                                        Reported (1)       Change       Reported (1)
                                        ---------------------------------------------
                                                       (in thousands)
Deferred policy acquisition costs       $      354,167 $      (91,272) $      262,895
TOTAL ASSETS                                 8,919,414        (91,272)      8,828,142

Policyholders' account balances              1,132,897             183      1,133,080
Income taxes payable                            55,188        (32,010)         23,178
TOTAL LIABILITIES                            8,297,636        (31,827)      8,265,809

Retained earnings                              370,352        (65,071)        305,281
Accumulated other comprehensive income          41,498           5,626         47,124
TOTAL EQUITY                                   621,778        (59,445)        562,333
TOTAL LIABILITIES AND EQUITY            $    8,919,414 $      (91,272) $    8,828,142

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the U.S. Securities and Exchange commission ("SEC") on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

Statements of Operations:
-------------------------
                                                           Year Ended December 31, 2011
                                                   ---------------------------------------------

                                                    As Previously    Effect of    As Currently
                                                    Reported (1)      Change      Reported (1)
                                                   ---------------------------------------------
                                                                  (in thousands)
REVENUES
Policy charges and fee income                      $       113,444 $          28 $       113,472
  Total revenues                                           121,132            28         121,160
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs          105,101      (15,055)          90,046
General, administrative and other expenses                  35,785        14,276          50,061
  Total benefits and expenses                              230,334         (779)         229,555
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES        (109,202)           807       (108,395)
Income tax expense (benefit)                              (48,891)           283        (48,608)
NET INCOME (LOSS)                                  $      (60,311) $         524 $      (59,787)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Statements of Operations:
-------------------------
                                                           Year Ended December 31, 2010
                                                   ---------------------------------------------

                                                   As Previously     Effect of     As Currently
                                                   Reported (1)       Change       Reported (1)
                                                   ---------------------------------------------
                                                                  (in thousands)
REVENUES
Policy charges and fee income                      $       53,446 $          165  $       53,611
  Total revenues                                          218,237            165         218,402
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs          12,821         (4,159)          8,662
General, administrative and other expenses                 27,002         14,995          41,997
  Total benefits and expenses                              76,750         10,836          87,586
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES         141,487        (10,671)        130,816
Income tax expense (benefit)                               43,542         (3,734)         39,808
NET INCOME (LOSS)                                  $       97,945 $       (6,937) $       91,008

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

Statements of Cash Flows:
-------------------------
                                                       Year Ended December 31, 2011
-                                                -----------------------------------------

                                                  As Previously  Effect of  As Currently
                                                  Reported (1)    Change    Reported (1)
                                                 -----------------------------------------
                                                              (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                       $      (60,311) $    524  $      (59,787)
Policy charges and fee income                           (25,594)     (28)         (25,622)
Change in:
  Deferred policy acquisition costs                          754    (779)             (25)
  Income taxes payable                                  (73,789)      283         (73,506)
Cash flows from (used in) operating activities   $      (61,278) $      -  $      (61,278)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

Statements of Cash Flows:
-------------------------
                                                        Year Ended December 31, 2010
                                                ---------------------------------------------
                                                 As Previously     Effect of    As Currently
                                                 Reported (1)       Change      Reported (1)
                                                ---------------------------------------------
                                                               (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                      $        97,945 $       (6,937) $      91,008
Policy charges and fee income                          (13,471)           (165)      (13,636)
Change in:
  Deferred policy acquisition costs                    (72,689)          10,836      (61,853)
  Income taxes payable                                   14,700         (3,734)        10,966
Cash flows from (used in) operating activities  $      (14,550) $             - $    (14,550)

  (1)"As previously reported" column represents balances reported in the Annual Report on Form 10-K for the year ended December 31, 2011, originally filed with the SEC on March 9, 2012. "As currently reported" column was included in the 8-K/A filed with the SEC on November 29, 2012.

Future Adoption of New Accounting Pronouncements

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. This guidance is not expected to impact the Company's statements of financial position or cash flows. The Company is currently assessing the impact of this guidance on the Company's statements of operations and equity and the notes to financial statements.

3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                                   December 31, 2012
                                                         ----------------------------------------------------------------------
                                                                                                                  Other-than-
                                                                         Gross         Gross                       temporary
                                                          Amortized    Unrealized    Unrealized       Fair        impairments
                                                            Cost         Gains         Losses         Value       in AOCI (3)
                                                         ------------ ------------- ------------- -------------- -------------
                                                                                     (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                     $     25,681 $       5,627 $           - $       31,308 $           -
Obligations of U.S. states and their political
 subdivisions                                                   2,787           162             -          2,949             -
Foreign government bonds                                       11,523         1,627             -         13,150             -
Public utilities                                               96,733         9,761             -        106,494             -
All other corporate securities                                646,447        58,447           362        704,532           (45)
Asset-backed securities (1)                                    61,578         1,944            95         63,427        (2,278)
Commercial mortgage-backed securities                          70,799         7,433             9         78,223             -
Residential mortgage-backed securities (2)                     61,117         4,871             -         65,988          (331)
                                                         ------------ ------------- ------------- -------------- -------------
 Total fixed maturities, available-for-sale              $    976,665 $      89,872 $         466 $    1,066,071 $      (2,654)
                                                         ============ ============= ============= ============== =============

Equity securities, available-for-sale
Common Stocks:
 Industrial, miscellaneous & other                       $        250 $          69 $           5 $          314
Non-redeemable preferred stocks                                 1,053            14             -          1,067
                                                         ------------ ------------- ------------- --------------
   Total equity securities, available-for-sale           $      1,303 $          83 $           5 $        1,381
                                                         ============ ============= ============= ==============

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which were not included in earnings. Amount excludes $3 million of net unrealized gains on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                               December 31, 2011 (4)
                                                         -----------------------------------------------------------------
                                                                                                              Other-than-
                                                                          Gross       Gross                    temporary
                                                           Amortized    Unrealized  Unrealized      Fair      impairments
                                                             Cost         Gains       Losses        Value     in AOCI (3)
                                                         ------------- ------------ ----------- ------------- -----------
                                                                                  (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                     $      29,889 $      6,049 $         - $      35,938 $         -
Obligations of U.S. states and their political
 subdivisions                                                    2,793           33           -         2,826
Foreign government bonds                                        20,868        2,163           -        23,031           -
Public utilities                                                97,991        8,842          54       106,779           -
All other corporate securities                                 732,330       57,705         793       789,242         (45)
Asset-backed securities (1)                                     72,050        1,647       2,065        71,632      (3,513)
Commercial mortgage-backed securities                           89,238        6,770           2        96,006           -
Residential mortgage-backed securities (2)                      87,749        6,859         158        94,450        (391)
                                                         ------------- ------------ ----------- ------------- -----------
 Total fixed maturities, available-for-sale              $   1,132,908 $     90,068 $     3,072 $   1,219,904 $    (3,949)
                                                         ============= ============ =========== ============= ===========
Equity securities, available-for-sale
Common Stocks:
 Industrial, miscellaneous & other                       $         405 $          - $        70 $         335
Non-redeemable preferred stocks                                  1,116            1          32         1,085
                                                         ------------- ------------ ----------- -------------
   Total equity securities available-for-sale            $       1,521 $          1 $       102 $       1,420
                                                         ============= ============ =========== =============

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $3 million of net unrealized gains or losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2012, are as follows:

                                              Available-for-Sale
                                        -------------------------------
                                          Amortized         Fair
                                            Cost            Value
                                        -------------- ----------------
                                                (in thousands)
Due in one year or less                 $       76,587 $         78,473
Due after one year through five years          268,259          290,501
Due after five years through ten years         241,842          270,451
Due after ten years                            196,483          219,008
Asset-backed securities                         61,578           63,427
Commercial mortgage-backed securities           70,799           78,223
Residential mortgage-backed securities          61,117           65,988
                                        -------------- ----------------
  Total                                 $      976,665 $      1,066,071
                                        ============== ================

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                        2012        2011        2010
                                                                     ----------- ----------- -----------
                                                                               (in thousands)
Fixed maturities, available-for-sale
 Proceeds from sales                                                 $    11,599 $    36,118 $    35,017
 Proceeds from maturities/repayments                                     144,385     135,127     157,785
 Gross investment gains from sales, prepayments, and maturities           13,712       2,614       4,160
 Gross investment losses from sales and maturities                           (1)        (88)        (83)
Equity securities, available-for-sale
 Proceeds from sales                                                 $     2,660 $         2 $         -
 Proceeds from maturities/repayments                                           -         472       2,000
 Gross investment gains from sales                                           146         368         139
 Gross investment losses from sales                                            -           -           -
Fixed maturity and equity security impairments
 Net writedowns for other-than-temporary impairment losses on fixed
   maturities recognized in earnings (1)                             $   (1,469) $     (268) $   (2,554)
 Writedowns for other-than-temporary impairment losses on equity
   securities                                                              (211)       (326)           -

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in OCI. For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                      Year Ended   Year Ended
                                                                     December 31, December 31,
                                                                         2012         2011
                                                                     ------------ ------------
                                                                          (in thousands)
Balance, beginning of period                                          $    3,438   $    6,763
Credit loss impairments previously recognized on securities which
 matured, paid down, prepaid or were sold during the period              (1,039)      (3,643)
Credit loss impairments previously recognized on securities
 impaired to fair value during the period (1)                                  -            -
Credit loss impairment recognized in the current period on
 securities not previously impaired                                            -            -
Additional credit loss impairments recognized in the current period
 on securities previously impaired                                            70          268
Increases due to the passage of time on previously recorded credit
 losses                                                                      165          323
Accretion of credit loss impairments previously recognized due to
 an increase in cash flows expected to be collected                        (223)        (273)
                                                                      ----------   ----------
Balance, end of period                                                $    2,411   $    3,438
                                                                      ==========   ==========

(1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets

The following table sets forth the composition of trading account assets, at fair value as of the dates indicated:

                             December 31, 2012           December 31, 2011
                        --------------------------- ---------------------------
                          Amortized       Fair        Amortized       Fair
                            Cost          Value         Cost          Value
                        ------------- ------------- ------------- -------------
Trading account assets                      (in thousands)
Equity securities (1)   $       1,695 $       1,390 $       1,695 $       1,569
                        ============= ============= ============= =============

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was ($0.2) million of losses, ($0.1) million of losses and $0.0 million during the years ended December 31, 2012, 2011 and 2010, respectively.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                            December 31, 2012            December 31, 2011
                                                                       --------------------------  ----------------------------
                                                                           Amount                      Amount
                                                                       (in thousands)  % of Total  (in thousands)   % of Total
                                                                       -------------- -----------  -------------- -------------
Commercial mortgage and other loans by property type:
Industrial                                                             $      36,691         16.5% $      42,883           18.5%
Retail                                                                        64,591         29.0         55,215           23.8
Apartments/Multi-Family                                                       60,663         27.2         37,689           16.3
Office                                                                        18,534          8.3         26,100           11.3
Hospitality                                                                    9,742          4.4         14,475            6.2
Other                                                                         12,211          5.5         37,150           16.1
                                                                       -------------  -----------  -------------  -------------
Total commercial mortgage loans                                              202,432         90.9        213,512           92.2
Agricultural property loans                                                   20,458          9.1         18,098            7.8
                                                                       -------------  -----------  -------------  -------------
Total commercial mortgage and agricultural loans by property type            222,890        100.0%       231,610          100.0%
                                                                                      ===========                 =============
  Valuation allowance                                                         (1,162)                     (1,410)
                                                                       -------------               -------------
Total net commercial and agricultural mortgage loans by property type  $     221,728               $     230,200
                                                                       =============               =============

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in New York (14%), Florida (13%), and Texas (13%) at December 31, 2012.

Activity in the allowance for losses for all commercial mortgage and other loans for the years ended December 31, is as follows:

                                                December 31, 2012 December 31, 2011 December 31, 2010
                                                ----------------- ----------------- -----------------
                                                                   (in thousands)
Allowance for losses, beginning of year           $      1,410      $      1,409      $      2,379
Addition to / (release of) allowance of losses           (248)                 1             (970)
                                                  ------------      ------------      ------------
Allowance for losses, end of year (1)             $      1,162      $      1,410      $      1,409
                                                  ============      ============      ============

(1)Agricultural loans represent $0.03 million, $0.02 million, and $0.02 million of the ending allowance at December 31, 2012, 2011 and 2010, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31:

                                                                             December 31, 2012 December 31, 2011
                                                                             -----------------------------------
                                                                                         Total Loans
                                                                             -----------------------------------
                                                                                       (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)                      $          -      $          -
Ending balance: collectively evaluated for impairment (2)                             1,162             1,410
                                                                               ------------      ------------
Total ending balance                                                           $      1,162      $      1,410
                                                                               ============      ============
Recorded Investment: (3)
Ending balance gross of reserves: individually evaluated for impairment (1)    $          -      $          -
Ending balance gross of reserves: collectively evaluated for impairment (2)         222,890           231,612
                                                                               ------------      ------------
Total ending balance, gross of reserves                                        $    222,890      $    231,612
                                                                               ============      ============

(1)There were no agricultural loans individually evaluated for impairments at December 31, 2012 and 2011.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $20 million and $18 million with no related allowances at December 31, 2012 and 2011, respectively.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As of both December 31, 2012 and 2011, there were no impaired commercial mortgage loans identified in management's specific review.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of both December 31, 2012 and 2011, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2012 and 2011, 98% of the $218 million recorded investment and 94% of the $232 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2012 and 2011, 98% and 99% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of December 31, 2012, approximately $4 million or 2% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2011, approximately $2 million or 1% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of both December 31, 2012 and 2011, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

Commercial mortgage and other loans on nonaccrual status totaled $0 million and $3.2 million as of December 31, 2012 and 2011, respectively, and were primarily related to Hospitality. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.

For the years ended December 31, 2012 and 2011, there were no commercial mortgage and other loans sold or acquired.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company has no outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

As of December 31, 2012, there were no additional funds the Company has committed to provide to borrowers involved in a troubled debt restructuring.

Other Long-Term Investments

"Other long-term investments" are comprised as follows at December 31:

                                                     2012         2011
                                                 ------------ ------------
                                                      (in thousands)
      Company's investment in Separate accounts  $      1,765 $      1,662
      Joint ventures and limited partnerships          27,309       20,725
      Derivatives                                      12,238        6,688
                                                 ------------ ------------
      Total other long-term investments          $     41,312 $     29,075
                                                 ============ ============

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2012         2011         2010
                                             -----------  -----------  -----------
                                                         (in thousands)
Fixed maturities, available-for-sale         $    56,024  $    57,285  $    57,502
Equity securities, available-for-sale                 11           12          148
Trading account assets                                15           11            -
Commercial mortgage and other loans               13,503       12,187       11,264
Policy loans                                       9,626        9,503        9,363
Short-term investments and cash equivalents           80           85          129
Other long-term investments                        4,012        1,718        1,691
                                             -----------  -----------  -----------
Gross investment income                           83,271       80,801       80,097
Less: investment expenses                         (3,616)      (3,245)      (3,053)
                                             -----------  -----------  -----------
  Net investment income                      $    79,655  $    77,556  $    77,044
                                             ===========  ===========  ===========

Carrying value for non-income producing assets included in fixed maturities totaled $0.5 million as of December 31, 2012. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                  2012             2011            2010
                                             --------------  ---------------  --------------
                                                             (in thousands)
Fixed maturities                              $      12,242   $        2,257   $       1,523
Equity securities                                       (66)              42             139
Commercial mortgage and other loans                   3,926               (1)            970
Short-term investments and cash equivalents               -                -               5
Joint ventures and limited partnerships                   -              (44)              -
Derivatives                                          (5,625)        (112,310)         54,378
                                             --------------  ---------------  --------------
  Realized investment gains (losses), net     $      10,477   $     (110,056)  $      57,015
                                             ==============  ===============  ==============

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                                 Accumulated
                                                                                                                    Other
                                                                                                                Comprehensive
                                                                Deferred                                        Income (Loss)
                                                                 Policy                          Deferred       Related To Net
                                            Net Unrealized     Acquisition    Policy Holder     Income Tax        Unrealized
                                            Gains (Losses)      Costs and        Account        (Liability)       Investment
                                            on Investments     Other Costs      Balances          Benefit       Gains (Losses)
                                           ---------------    ------------    -------------    -------------    --------------
                                                                             (in thousands)
Balance, December 31, 2009                  $       (5,981)    $     3,653     $     (1,383)    $      1,299     $     (2,412)
Cumulative effect of adoption of
 accounting principle                                    -            (765)               5              266             (494)
Net investment gains (losses) on
 investments arising during the period                (821)              -                -              287             (534)
Reclassification adjustment for (gains)
 losses included in net income                       2,504               -                -             (876)           1,628
Reclassification adjustment for OTTI
 losses excluded from net income(1)                    (11)              -                -                4               (7)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -          (1,040)               -              364             (676)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                        -               -              594             (208)             386
                                           ---------------    ------------    -------------    -------------    -------------
Balance, December 31, 2010                  $       (4,309)    $     1,848     $       (784)    $      1,136     $     (2,109)
                                           ---------------    ------------    -------------    -------------    -------------
Net investment gains (losses) on
 investments arising during the period                 843               -                -             (295)             548
Reclassification adjustment for (gains)
 losses included in net income                       2,049               -                -             (717)           1,332
Reclassification adjustment for OTTI
 losses excluded from net income(1)                      -               -                -                -                -
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -          (1,109)               -              388             (721)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                        -               -              642             (225)             417
                                           ---------------    ------------    -------------    -------------    -------------
Balance, December 31, 2011                  $       (1,417)    $       739     $       (142)    $        287     $       (533)
                                           ---------------    ------------    -------------    -------------    -------------
Net investment gains (losses) on
 investments arising during the period                 873               -                -             (306)             567
Reclassification adjustment for (gains)
 losses included in net income                         880               -                -             (308)             572
Reclassification adjustment for OTTI
 losses excluded from net income(1)                   (106)              -                -               37              (69)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -            (644)               -              225             (419)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                        -               -              306             (107)             199
                                           ---------------    ------------    -------------    -------------    -------------
Balance, December 31, 2012                  $          230     $        95     $        164     $       (172)    $        317
                                           ===============    ============    =============    =============    =============

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                                 Accumulated
                                                                                                                    Other
                                                                                                                Comprehensive
                                                               Deferred                                         Income (Loss)
                                           Net Unrealized       Policy            Policy         Deferred       Related To Net
                                           Gains (Losses)     Acquisition         Holder        Income Tax        Unrealized
                                                 on            Costs and         Account        (Liability)       Investment
                                           Investments(1)     Other Costs        Balances         Benefit       Gains (Losses)
                                           --------------    -------------    -------------    -------------    --------------
                                                                              (in thousands)
Balance, December 31, 2009                  $      32,279     $    (19,652)    $      6,270     $     (6,615)    $      12,282
Cumulative effect of adoption of
 accounting principle                                   -            3,797              (21)          (1,321)            2,455
Net investment gains (losses) on
 investments arising during the period             24,868                -                -           (8,704)           16,164
Reclassification adjustment for (gains)
 losses included in net income                      4,166                -                -           (1,458)            2,708
Reclassification adjustment for OTTI
 losses excluded from net income(2)                    11                -                -               (4)                7
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -           (8,437)               -            2,953            (5,484)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                       -                -            4,712           (1,649)            3,063
                                           --------------    -------------    -------------    -------------    --------------
Balance, December 31, 2010                  $      61,324     $    (24,292)    $     10,961     $    (16,798)    $      31,195
                                           --------------    -------------    -------------    -------------    --------------
Net investment gains (losses) on
 investments arising during the period             23,930                -                -           (8,375)           15,555
Reclassification adjustment for (gains)
 losses included in net income                      4,348                -                -           (1,522)            2,826
Reclassification adjustment for OTTI
 losses excluded from net income(2)                     -                -                -                -                 -
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -           (7,406)               -            2,592            (4,814)
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                       -                -            4,418           (1,546)            2,872
                                           --------------    -------------    -------------    -------------    --------------
Balance, December 31, 2011                  $      89,602     $    (31,698)    $     15,379     $    (25,649)    $      47,634
                                           --------------    -------------    -------------    -------------    --------------
Net investment gains (losses) on
 investments arising during the period             13,098                -                -           (4,584)            8,514
Reclassification adjustment for (gains)
 losses included in net income                    (13,056)               -                -            4,570            (8,486)
Reclassification adjustment for OTTI
 losses excluded from net income(2)                   106                -                -              (37)               69
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                      -            5,389                -           (1,886)            3,503
Impact of net unrealized investment
 (gains) losses on policyholders'
 account balances                                       -                -           (6,378)           2,232            (4,146)
                                           --------------    -------------    -------------    -------------    --------------
Balance, December 31, 2012                  $      89,750     $    (26,309)    $      9,001     $    (25,354)    $      47,088
                                           ==============    =============    =============    =============    ==============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                                          2012            2011            2010
                                                                     --------------  --------------  --------------
                                                                                     (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized   $         230   $      (1,417)  $      (4,309)
Fixed maturity securities, available-for-sale--all other                     89,176          88,414          61,195
Equity securities, available-for-sale                                            78            (100)           (227)
Derivatives designated as cash flow hedges (1)                               (1,327)           (630)         (1,100)
Other investments                                                             1,823           1,918           1,456
                                                                     --------------  --------------  --------------
Net unrealized gains (losses) on investments                          $      89,980   $      88,185   $      57,015
                                                                     ==============  ==============  ==============

(1)See Note 11 for more information on cash flow hedges.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011:

                                                                                 December 31, 2012
                                                   ------------------------------------------------------------------------------
                                                    Less than twelve months    Twelve months or more             Total
                                                   ------------------------- ------------------------- --------------------------
                                                                    Gross                     Gross                      Gross
                                                                  Unrealized                Unrealized                 Unrealized
                                                     Fair Value    Losses      Fair Value    Losses      Fair Value     Losses
                                                   ------------- ----------- ------------- ----------- -------------- -----------
                                                                                   (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                $          -  $        -  $          -  $        -  $           -  $        -
Obligations of U.S. states and their political
 subdivisions                                                  -           -             -           -              -           -
Foreign government bonds                                       -           -             -           -              -           -
Corporate securities                                      20,938         241         1,014         121         21,952         362
Commercial mortgage-backed securities                          -           -           484           9            484           9
Asset-backed securities                                    2,500           8           569          87          3,069          95
Residential mortgage-backed securities                         -           -             -           -              -           -
                                                   ------------- ----------- ------------- ----------- -------------- -----------
 Total                                              $     23,438  $      249  $      2,067  $      217  $      25,505  $      466
                                                   ============= =========== ============= =========== ============== ===========

Equity securities, available-for-sale               $         25  $        5  $          -  $        -  $          25  $        5
                                                   ============= =========== ============= =========== ============== ===========

                                                                                 December 31, 2011
                                                   ------------------------------------------------------------------------------
                                                    Less than twelve months    Twelve months or more             Total
                                                   ------------------------- ------------------------- --------------------------
                                                                    Gross                     Gross                      Gross
                                                       Fair       Unrealized                Unrealized     Fair        Unrealized
                                                       Value       Losses      Fair Value    Losses        Value        Losses
                                                   ------------- ----------- ------------- ----------- -------------- -----------
                                                                                   (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                $          -  $        -  $          -  $        -  $           -  $        -
Obligations of U.S. states and their political
 subdivisions
Corporate securities                                      31,041         670           998         177         32,039         847
Asset-backed securities                                   33,246         285         7,384       1,780         40,630       2,065
Commercial mortgage-backed securities                          -           -         1,051           2          1,051           2
Residential mortgage-backed securities                     4,367         158             -           -          4,367         158
                                                   ------------- ----------- ------------- ----------- -------------- -----------
 Total                                              $     68,654  $    1,113  $      9,433  $    1,959  $      78,087  $    3,072
                                                   ============= =========== ============= =========== ============== ===========
Equity securities, available-for-sale               $        316  $      102  $          -  $        -  $         316  $      102
                                                   ============= =========== ============= =========== ============== ===========

The gross unrealized losses, related to fixed maturities at December 31, 2012 and 2011, are composed of $0.2 million and $1.0 million, respectively, related to high or highest quality securities based on National Association of Insurance Commissioners, or "NAIC", or equivalent rating and $0.3 million and $2.0 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2012, none the gross unrealized losses represented declines in value of greater than 20%, as compared to $1.6 million at December 31, 2011, that represented declines in value of greater than 20%, $0.1 million of which had been in that position for less than six months. At December 31, 2012, the $0.2 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and corporate securities. At December 31, 2011, the $2.0 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2012 or 2011. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2012, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2012, none of the gross unrealized losses related to equity securities, represented declines in value of greater than 20%, all of which have been in that position for less than nine months. At December 31, 2011, $0.1 million of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2012 or 2011.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                       2012        2011
                                                    ----------- -----------
                                                        (in thousands)
     Fixed maturity securities, available-for-sale  $     2,075 $    19,670
                                                    ----------- -----------
     Total securities pledged                       $     2,075 $    19,670
                                                    =========== ===========

As of December 31, 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $2.1 million. Of this amount, $0.0 million was "Securities sold under agreements to repurchase" and $2.1 million was "Cash collateral for loaned securities. As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $20.2 million. Of this amount, $3.2 million was "Securities sold under agreements to repurchase" and $17.0 million was "Cash collateral for loaned securities."

Fixed maturities of $3.9 million and $0.5 million at December 31, 2012 and 2011, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the years ended December 31, are as follows:

                                                                               2012          2011         2010
                                                                          -------------- ------------ ------------
                                                                                       (in thousands)
Balance, beginning of year                                                $      262,895 $    271,179 $    218,756
Capitalization of commissions, sales and issue expenses                           90,829       90,072       70,516
Amortization- Impact of assumption and experience unlocking and true-ups           1,044        (983)       13,484
Amortization- All other                                                          (8,189)     (89,063)     (22,147)
Change in unrealized investment gains and losses                                   4,870      (8,310)      (9,430)
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 13)                      (23,616)            -            -
                                                                          -------------- ------------ ------------
Balance, end of year                                                      $      327,832 $    262,895 $    271,179
                                                                          ============== ============ ============

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR TERM and PAR U, as well as reductions for the initial balance transferred to PAR U at inception of the coinsurance agreement (see Note 13).

Ceded capitalization was $33 million, $19 million and $29 million in 2012, 2011 and 2010, respectively. Ceded amortization amounted to $11 million, $7 million and $9 million in 2012, 2011 and 2010, respectively. The ceded portion of the impact of changes in unrealized gains (losses) increased the deferred acquisition cost asset $24 million in 2012.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31 are as follows:

                                                  2012         2011
                                              ------------ ------------
                                                   (in thousands)
         Life insurance                       $    694,076 $    602,884
         Individual annuities                        7,057        6,744
         Policy claims and other liabilities       124,736       82,339
                                              ------------ ------------
         Total future policy benefits         $    825,869 $    691,967
                                              ============ ============

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are generally equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.50%.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of the present value range from 1.65% to 7.25%, with 0% of the reserves based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. Other contract liabilities also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts which are discussed more fully in Note 7. The interest rates used in the determination of the present values range from 0.53% to 6.20%.

Policyholders' Account Balances

Policyholders' account balances at December 31 are as follows:

                                            2012           2011
                                       -------------- --------------
                                              (in thousands)
Interest-sensitive life contracts      $      876,585 $      794,528
Individual annuities                          196,432        207,149
Guaranteed interest accounts                   36,109         38,125
Other                                         112,806         93,278
                                       -------------- --------------
Total policyholders' account balances  $    1,221,932 $    1,133,080
                                       ============== ==============

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive contracts range from 3.00% to 4.95%. Interest crediting rates for individual annuities range from 1.00% to 4.93%. Interest crediting rates for guaranteed interest accounts range from 1.00% to 5.25%. Interest crediting rates range from 0.50% to 3.50% for other.

6.  REINSURANCE

The Company participates in reinsurance with its affiliates PARCC, Pruco Re, PAR U, and PAR TERM, and its parent companies, Pruco Life and Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable Corporate Owned Life Insurance "COLI" policies with Pruco Life.

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                      2012         2011         2010
                                                                  ------------ ------------ ------------
Premiums                                                          $    174,418 $    167,113 $    164,009
Reinsurance ceded                                                    (160,285)    (151,808)    (149,276)
                                                                  ------------ ------------ ------------
  Premiums                                                        $     14,133 $     15,305 $     14,733
                                                                  ============ ============ ============
Direct policy charges and fees                                    $    206,296 $    161,829 $    120,146
Reinsurance ceded                                                     (59,836)     (48,357)     (66,535)
                                                                  ------------ ------------ ------------
  Policy charges and fees                                         $    146,460 $    113,472 $     53,611
                                                                  ============ ============ ============
Policyholders' benefits ceded                                     $    105,170 $    100,442 $     95,634
                                                                  ============ ============ ============
Realized capital gains (losses) net, associated with derivatives  $    (1,620) $   (26,567) $      (407)
                                                                  ============ ============ ============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Realized investment gains and losses include the reinsurance of certain of the Company's embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options to Pruco Re. The reinsurance agreements contain derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance premiums ceded for interest-sensitive products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables included in the Company's Statements of Financial Position at December 31, were as follows:

                                                    2012         2011
                                                ------------ ------------
                                                     (in thousands)
      Domestic life insurance-affiliated        $    783,374 $    467,687
      Domestic individual annuities-affiliated        85,203       53,696
      Domestic life insurance-unaffiliated             1,545        1,379
                                                ------------ ------------
                                                $    870,122 $    522,762
                                                ============ ============

Substantially all reinsurance contracts are with affiliates as of December 31, 2012 and 2011. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                2012          2011          2010
                                           -------------- ------------- -------------
                                                         (in thousands)
Gross life insurance face amount in force  $  101,793,986 $  97,879,303 $  96,896,483
Reinsurance ceded                            (92,025,256)  (88,113,164)  (86,500,898)
                                           -------------- ------------- -------------
Net life insurance face amount in force    $    9,768,730 $   9,766,139 $  10,395,585
                                           ============== ============= =============

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2012 and 2011, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                           December 31, 2012                  December 31, 2011
                                  ----------------------------------- ----------------------------------
                                  In the Event of  At Annuitization / In the Event of At Annuitization /
                                       Death        Accumulation (1)       Death       Accumulation (1)
                                  ---------------- ------------------ --------------- ------------------
                                                              (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                     $      4,511,432   $          N/A   $    2,989,255    $          N/A
Net amount at risk                $         10,272   $          N/A   $       72,823    $          N/A
Average attained age of
 contractholders                                60              N/A               74               N/A
Minimum return or contract value
Account value                     $      1,653,925   $    5,523,025   $    1,290,856    $    3,691,282
Net amount at risk                $         25,195   $      171,890   $       91,715    $      249,224
Average attained age of
 contractholders                                64               60               72                59
Average period remaining until
 earliest expected annuitization               N/A       0.15 years              N/A        0.63 years

(1)Includes income and withdrawal benefits as described herein

                                                                     December 31, 2012 December 31, 2011
                                                                     ----------------- -----------------
                                                                            In the Event of Death
                                                                     -----------------------------------
                                                                               (in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                $      643,930    $      576,747
General account value                                                 $      298,222    $      217,849
Net amount at risk                                                    $    6,992,592    $    6,137,072
Average attained age of contractholders                                     51 years          50 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2012 December 31, 2011
                                ----------------- -----------------
                                          (in thousands)
            Equity funds         $    3,590,658    $    1,913,597
            Bond funds                2,094,693         1,972,145
            Money market funds          296,038           197,699
                                 --------------    --------------
              Total              $    5,981,389    $    4,083,441
                                 ==============    ==============

In addition to the above mentioned amounts invested in separate account investment options, $184.0 million and $196.7 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature were invested in general account investment options in 2012 and 2011, respectively. In 2012, 2011 and 2010 there were no gains or losses on transfers of assets from the general account to a separate account.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Liabilities for Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits."

                                                                                         GMWB/GMIWB/G
                                                   GMDB                        GMIB          MAB           Total
                                    -----------------------------------   --------------------------- ---------------
                                                       Variable Life,
                                                     Variable Universal
                                                      Life & Universal
                                    Variable Annuity        Life               Variable Annuity
                                    ---------------- ------------------   ---------------------------

                                                                     (in thousands)
Balance as of December 31, 2009               $1,484            $17,243   $        1,313    $ (2,412) $        17,628
  Incurred guarantee benefits (1)                217              1,143             (77)     (38,904)        (37,621)
  Paid guarantee benefits                      (861)                  -                -            -           (861)
                                    ---------------- ------------------   -------------- ------------ ---------------

Balance as of December 31, 2010               $  840            $18,386   $        1,236    $(41,316) $      (20,854)
  Incurred guarantee benefits (1)              1,248              6,053              318      118,312         125,931
  Paid guarantee benefits                      (683)                  -                -            -           (683)
                                    ---------------- ------------------   -------------- ------------ ---------------

Balance as of December 31, 2011               $1,405            $24,439   $        1,554    $  76,996 $       104,394
  Incurred guarantee benefits (1)              1,566              8,864              736       39,676          50,842
  Paid guarantee benefits                      (360)              (224)                -            -           (584)
                                    ---------------- ------------------   -------------- ------------ ---------------

Balance as of December 31, 2012               $2,611            $33,079   $        2,290    $ 116,672 $       154,652
                                    ================ ==================   ============== ============ ===============

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder accesses the guaranteed remaining balance through defined annual payments. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature and affiliated reinsurance agreements. The asset transfer feature, included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including, but not limited to, the impact of investment performance of the contractholder total account value. In general, but not always, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Sales Inducements

The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                2012                  2011                  2010
                                                        -----------------------------------------------------------------

                                                                                 (in thousands)

Balance, beginning of year                              $              48,101 $              51,106 $              30,265
Capitalization                                                         19,219                22,596                21,594
Amortization- Impact of assumption and experience
 unlocking and true-ups                                                 4,488               (2,290)                   874
Amortization- All other                                                 (956)              (23,105)               (1,579)
Change in unrealized investment gains (losses)                          (124)                 (206)                  (48)
                                                        --------------------- --------------------- ---------------------
Balance, end of year                                    $              70,728 $              48,101 $              51,106
                                                        ===================== ===================== =====================

8. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $66 million, $13 million, and $52 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory surplus of the Company amounted to $465 million and $260 million at December 31, 2012 and 2011, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is $59 million capacity to pay a dividend in 2013 without prior approval. The Company did not pay any dividends in 2012.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


9. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                   2012              2011             2010
                                                             ----------------- ---------------- -----------------

                                                                                (in thousands)
Current tax expense (benefit):
  U.S.                                                        $         64,255  $         (715)  $         23,841
                                                             ----------------- ---------------- -----------------
  Total                                                                 64,255            (715)            23,841
                                                             ----------------- ---------------- -----------------

Deferred tax expense (benefit):
  U.S.                                                                (25,049)         (47,893)            15,967
                                                             ----------------- ---------------- -----------------
  Total                                                               (25,049)         (47,893)            15,967
                                                             ----------------- ---------------- -----------------

Total income tax expense on continuing operations                       39,206         (48,608)            39,808
Income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                        177            9,689             9,279
  Additional paid-in capital                                             1,680              100                 -
                                                             ----------------- ---------------- -----------------
Total income tax expense (benefit) on continuing operations   $         41,063  $      (38,819)  $         49,087
                                                             ================= ================ =================

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $143.3 million, ($108.4) million and $130.8 million, and no income from foreign operations for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                              2012             2011             2010
                                                                         -------------------------------------------------

                                                                                          (in thousands)

Expected federal income tax expense (benefit)                            $        50,144 $        (37,938)          45,784
Non-taxable investment income                                                    (9,794)           (7,885)         (4,449)
Tax credits                                                                      (1,249)           (1,368)           (362)
Other                                                                                105           (1,417)         (1,165)
                                                                         --------------- ----------------- ---------------
Total income tax expense (benefit) on income from continuing operations  $        39,206 $        (48,608) $        39,808
                                                                         =============== ================= ===============

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                               2012                2011
                                        --------------------------------------
                                                    (in thousands)
 Deferred tax assets
   Insurance reserves                    $          113,710  $          47,597
   Investments                                            -              4,696
   Other                                                766                929
                                        ------------------- ------------------
   Deferred tax assets                   $          114,476  $          53,222
                                        =================== ==================

 Deferred tax liabilities
   Deferred policy acquisition costs     $           72,040  $          46,444
   Net unrealized gains on securities                31,957             31,085
   Deferred annuity bonus                            24,755             16,835
   Investments                                        3,676                  -
                                        ------------------- ------------------
   Deferred tax liabilities              $          132,428  $          94,364
                                        ------------------- ------------------
 Net deferred tax asset (liability)      $         (17,952)  $        (41,142)
                                        =================== ==================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2012, and 2011.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                             2012        2011         2010
                                                                                          ---------- ------------ ------------
                                                                                                     (in thousands)

Balance at January 1,                                                                     $      113 $      1,619 $      2,796
(Decreases) in unrecognized tax benefits                                                           -      (1,506)      (1,177)
Settlement with taxing authorities                                                             (113)            -            -
                                                                                          ------------------------------------
Balance at December 31,                                                                   $        - $        113 $      1,619
                                                                                          ====================================

Unrecognized tax benefits that, if recognized, would favorably impact the effective rate           -            -        1,489
                                                                                          ====================================

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the financial statements for tax-related interest and penalties for the years ended
December 31, are as follows:

                                                                                              2012         2011        2010
                                                                                          -------------------------------------

                                                                                                     (in thousands)

Interest and penalties recognized in the statements of operations                         $          - $          - $   (1,100)
Interest and penalties recognized in liabilities in the statements of financial position  $          - $          - $        -

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2004 through 2006 tax years will expire in November 2013, unless extended. The Federal statute of limitations for the 2007 through 2008 tax years will expire in December 2013, unless extended. Tax years 2009 through 2011 are still open for IRS examination.

During 2004 through 2006, the Company's parent, Prudential Financial, Inc., entered into two transactions that involved, among other things, the payment of foreign income taxes that were credited against the Company's U.S. tax liability. On May 23, 2011, the IRS issued notices of proposed adjustments disallowing the foreign tax credits claimed and related transaction expenses. The total amount of the proposed adjustments for the transactions was approximately $200 million of tax and penalties. During the fourth quarter of 2011, the Company reached agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The impact to the 2011 results attributable to the settlement was an increase to tax expense of approximately $93 million. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011. As such, 2011 benefited from a reduction to the liability for unrecognized tax benefits of $70 million, including the impact from the foreign tax credit disallowance.

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2011, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2010, 2011 or 2012 results.

For tax years 2007 through 2012, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                              As of December 31, 2012
                                                   ------------------------------------------------------------------------------

                                                      Level 1        Level 2         Level 3       Netting (2)        Total
                                                   ------------- ---------------- -------------- --------------- ----------------

                                                                                   (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies               $           - $         31,308 $            - $               $         31,308
Obligations of U.S. states and their political
 subdivisions                                                  -            2,949              -                            2,949
Foreign government bonds                                       -           13,150              -                           13,150
Corporate securities                                           -          804,953          6,073                          811,026
Asset-backed securities                                        -           45,126         18,301                           63,427
Commercial mortgage-backed securities                          -           78,223              -                           78,223
Residential mortgage-backed securities                         -           65,988              -                           65,988
                                                   ------------- ---------------- -------------- --------------- ----------------
Sub-total                                                      -        1,041,697         24,374                        1,066,071
Trading account assets:
Equity securities                                              -                -          1,390                            1,390
                                                   ------------- ---------------- -------------- --------------- ----------------
 Sub-total                                                     -                -          1,390                            1,390
Equity securities, available for sale:                       250               64          1,067                            1,381
Short-term investments                                     2,226                -              -                            2,226
Cash equivalents                                               -           49,774              -                           49,774
Other long-term investments                                    -           24,328              -        (12,090)           12,238
Reinsurance recoverables                                       -                -         85,166                           85,166
Other assets                                                   -            7,940            998                            8,938
                                                   ------------- ---------------- -------------- --------------- ----------------
Sub-total excluding separate account assets                2,476        1,123,803        112,995        (12,090)        1,227,184
Separate account assets (1)                               21,876        8,345,703          6,201                        8,373,780
                                                   ------------- ---------------- -------------- --------------- ----------------
 Total assets                                      $      24,352 $      9,469,506 $      119,196 $      (12,090) $      9,600,964
                                                   ============= ================ ============== =============== ================
Future policy benefits                                         -                -        116,673               -          116,673
Other liabilities                                              -           12,090              -        (12,090)                -
                                                   ------------- ---------------- -------------- --------------- ----------------
Total liabilities                                  $           - $         12,090 $      116,673 $      (12,090) $        116,673
                                                   ============= ================ ============== =============== ================

                                                                               As of December 31, 2011 (3)
                                                        -------------------------------------------------------------------------
                                                           Level 1       Level 2       Level 3     Netting (2)        Total
                                                        ------------- ------------- ------------- -------------- ----------------
                                                                                     (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                    $           - $      35,938 $           - $              $         35,938
Obligations of U.S. states and their political
 subdivisions                                                       -         2,826             -                           2,826
Foreign government bonds                                            -        23,031             -                          23,031
Corporate securities                                                -       894,266         1,755                         896,021
Asset-backed securities                                             -        53,005        18,627                          71,632
Commercial mortgage-backed securities                               -        96,006             -                          96,006
Residential mortgage-backed securities                              -        94,450             -                          94,450
                                                        ------------- ------------- ------------- -------------- ----------------
 Sub-total                                                          -     1,199,522        20,382                       1,219,904
Trading account assets:
Equity securities                                                   -             -         1,569                           1,569
                                                        ------------- ------------- ------------- -------------- ----------------
 Sub-total                                                          -             -         1,569                           1,569
Equity securities, available for sale:                            276             -         1,144                           1,420
Short-term investments                                          1,069             -             -                           1,069
Cash equivalents                                               10,000        14,381             -                          24,381
Other long-term investments                                         -         8,764            18        (2,094)            6,688
Reinsurance recoverables                                            -             -        53,677                          53,677
Other assets                                                        -         8,647             -                           8,647
                                                        ------------- ------------- ------------- -------------- ----------------
 Sub-total excluding separate account assets                   11,345     1,231,314        76,790        (2,094)        1,317,355
Separate account assets (1)                                   141,133     6,110,880         5,995                       6,258,008
                                                        ------------- ------------- ------------- -------------- ----------------
 Total assets                                           $     152,478 $   7,342,194 $      82,785 $      (2,094) $      7,575,363
                                                        ============= ============= ============= ============== ================
Future policy benefits                                              -             -        76,996              -           76,996
Other liabilities                                                   -         2,094             -        (2,094)                -
                                                        ------------- ------------- ------------- -------------- ----------------
 Total liabilities                                      $           - $       2,094 $      76,996 $      (2,094) $         76,996
                                                        ============= ============= ============= ============== ================

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


(1) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statement of Financial Position.
(2) "Netting" amounts represent the impact of offsetting asset and liability positions held within the same counterparty.
(3) Includes reclassifications to conform to current period presentation.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally-developed valuation. As of December 31, 2012 and December 31, 2011, over-rides on a net basis were not material. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, pay a stated coupon and, a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets are comprised of perpetual preferred stock whose fair values are determined consistent with similar instruments described below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation--models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models (such as Monte Carlo simulation models and other techniques) with some significant unobservable market inputs or inputs (e.g. interest rates, equity indices, dividend yields, etc.) from less actively traded markets(e.g., model-specific input values, including volatility parameters, etc.). Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2012 and December 31, 2011, there were derivatives with the fair value of $0 and $0.018 million, respectively, classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Other Assets - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits".

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate and implied volatility assumptions, the Company's market-perceived risk of its own non-performance ("NPR"), as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and implied volatility. In the risk neutral valuation, interest rates are used to both grow the policyholders' account values and discount all projected future cash flows. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread over LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - There were no transfers between Levels 1 and 2 for the years ended December 31, 2012, 2011 and 2010.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                         As of December 31, 2012
                                                ------------------------------------------
                                                Internal (1)    External (2)     Total
                                                ------------- -------------- -------------
                                                              (in thousands)
Corporate securities                                    5,157         916            6,073
Asset-backed securities                                    56      18,245           18,301
Equity securities                                       1,067       1,390            2,457
Reinsurance Recoverables                               85,166           -           85,166
Commercial mortgage-backed securities                       -         998              998
                                                -------------   ---------    -------------
  Sub-total excluding separate account assets          91,446      21,549          112,995
Separate account assets                                 6,201           -            6,201
                                                -------------   ---------    -------------
  Total assets                                  $      97,647   $  21,549    $     119,196
                                                =============   =========    =============
Future policy benefits                          $     116,673   $       -    $     116,673
                                                -------------   ---------    -------------
  Total liabilities                             $     116,673   $       -    $     116,673
                                                =============   =========    =============

(1)Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                                 As of December 31, 2012
                                         -------------------------------------------------------------------------------------

                                                                                                          Range (Weighted
                                         Fair Value    Valuation Techniques     Unobservable Inputs          Average)
                                         ----------- ----------------------  ------------------------ ------------------------
                                                                                     (in thousands)
Assets:
Corporate securities                     $     5,157 Discounted cash flow    Discount rate            $11.50% - 17.50%(13.39%)
-------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables                 $    85,166 Fair values are determined in the same manner as future policy benefits
------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits                   $   116,673 Discounted cash flow    Lapse rate (2)                           0% - 14%
                                                                             NPR spread (3)                      0.20% - 1.60%
                                                                             Utilization rate (4)                    70% - 94%
                                                                             Withdrawal rate (5)                    85% - 100%
                                                                             Mortality rate (6)                       0% - 13%
                                                                             Equity Volatility curve                 19% - 34%
-------------------------------------------------------------------------------------------------------------------------------

                                         ------------------
                                         Impact of Increase
                                         in Input on Fair
                                             Value (1)
                                         ------------------

Assets:
Corporate securities                         Decrease
------------------------------------------------------------
Reinsurance recoverables
-------------------------------------------------------------
Liabilities:
Future policy benefits                       Decrease
                                             Decrease
                                             Increase
                                             Increase
                                             Decrease
                                             Increase
------------------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed amount and the current policyholder account value as well as other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the guaranteed amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(3)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company believes it appropriate to reflect the financial strength ratings of the Company as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined taking into consideration publicly available information relating to the financial strength of the Company adjusted for any illiquidity risk premium.
(4)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilizing the benefit. These assumptions vary based on the product type, the age of the contractholder and the age of the contracts. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(5)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(6)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific morality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Statement of Financial Position. As a result, changes in value

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

associated with these investments do not impact the Company's Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Other Invested Assets - Separate account assets include $6.2 million of investments in real estate fund as of December 31, 2012 that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which range from 5.5% to 9.5% (7.3% weighted average) and discount rates, which range from 7.0% to 11.5% (8.3% weighted average).

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation unit oversees the valuation of optional living benefit features of the Company's variable annuity contracts. The valuation unit works with segregated modeling and database administration teams to validate the appropriateness of input data and logic, data flow and implementation.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                                          Year Ended December 31, 2012
                                                                      ------------------------------------------------------
                                                                       Fixed Maturities Available For Sale
                                                                      -------------------------------------
                                                                                                  Commercial     Trading
                                                                                                  mortgage-  Account Assets-
                                                                        Corporate    Asset-Backed   backed       Equity
                                                                        Securities    Securities  securities   Securities
                                                                      -------------  ------------ ---------- ---------------
                                                                                                 (in thousands)
Fair Value, beginning of period assets/(liabilities)                  $       1,755   $  18,627   $       -    $     1,569
  Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                                    (468)         76           -              -
    Asset management fees and other income                                        -           -           -           (179)
    Included in other comprehensive income (loss)                               116         355        (128)             -
  Net investment income                                                           8         337           1              -
  Purchases                                                                   4,704       5,302           -              -
  Sales                                                                         (30)          -           -              -
  Issuances                                                                       -           -           -              -
  Settlements                                                                (1,814)     (6,142)     (2,496)             -
  Transfers into Level 3 (2)                                                  4,826         200       2,623              -
  Transfers out of Level 3 (2)                                               (3,024)       (454)          -              -
                                                                      -------------   ---------   ---------    -----------
Fair Value, end of period assets/(liabilities)                        $       6,073   $  18,301   $       -    $     1,390
                                                                      =============   =========   =========    ===========
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net                           $           -   $       -   $       -    $         -
    Asset management fees and other income                            $           -   $       -   $       -    $      (179)
    Interest credited to policyholders' account balances              $           -   $       -   $       -    $         -

                                                                      -------------


                                                                         Equity
                                                                       Securities,
                                                                      Available for
                                                                          Sale
                                                                      -------------

Fair Value, beginning of period assets/(liabilities)                   $     1,144
  Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                                   (122)
    Asset management fees and other income                                       -
    Included in other comprehensive income (loss)                               45
  Net investment income                                                          -
  Purchases                                                                      -
  Sales                                                                          -
  Issuances                                                                      -
  Settlements                                                                    -
  Transfers into Level 3 (2)                                                     -
  Transfers out of Level 3 (2)                                                   -
                                                                       -----------
Fair Value, end of period assets/(liabilities)                         $     1,067
                                                                       ===========
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net                            $         -
    Asset management fees and other income                             $         -
    Interest credited to policyholders' account balances               $         -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                         Year Ended December 31, 2012
                                                ------------------------------------------------------------------------------
                                                  Other Long-
                                                     Term       Reinsurance                        Separate      Future Policy
                                                  Investments   Recoverables   Other Assets   Account Assets (1)   Benefits
                                                --------------  ------------- --------------  ------------------ -------------
                                                                                (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                           $           18  $      53,677 $            -     $      5,995    $    (76,996)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                (18)         1,491              -                -           (1,562)
    Asset management fees and other income                   -              -              -                -                -
    Interest credited to policyholders'
     account balances                                        -              -              -              206                -
   Included in other comprehensive income
    (loss)                                                   -              -             (2)               -                -
 Net investment income                                       -              -              -                -                -
 Purchases                                                   -         29,997          1,000                -                -
 Sales                                                       -              -              -                -                -
 Issuances                                                   -              -              -                -          (38,115)
 Settlements                                                 -              -              -                -                -
 Transfers into Level 3 (2)                                  -              -              -                -                -
 Transfers out of Level 3 (2)                                -              -              -                -                -
                                                --------------  ------------- --------------     ------------    -------------
Fair Value, end of period
 assets/(liabilities)                           $            -  $      85,165 $          998     $      6,201    $   (116,673)
                                                ==============  ============= ==============     ============    =============
Unrealized gains (losses) for the period
 relating to those Level 3 assets that were
 still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net     $            -  $       2,126 $            -     $          -    $      (2,670)
    Asset management fees and other income      $            -  $           - $            -     $          -    $           -
    Interest credited to policyholders'
     account balances                           $            -  $           - $            -     $        206    $           -

                                                                     Year Ended December 31, 2011
                                                -----------------------------------------------------------------------
                                                    Fixed Maturities Available For Sale
                                                ------------------------------------------
                                                                               Commercial      Equity
                                                                               Mortgage-     Securities,   Other Long-
                                                 Corporate     Asset-Backed      Backed     Available for     Term
                                                 Securities     Securities     Securities       Sale       Investments
                                                ------------  -------------  -------------  ------------- -------------
                                                                            (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                           $      3,636  $      16,619  $           -  $        255  $           -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                2              -              -          (516)            18
    Asset management fees and other income                 -              -              -             -              -
   Included in other comprehensive income
    (loss)                                               (96)          (121)             -           398              -
 Net investment income                                    59            256              -             -              -
 Purchases                                             1,300         11,089          5,019         1,000              -
 Sales                                                   (99)             -              -             -              -
 Issuances                                                73              -              -             -              -
 Settlements                                            (148)        (5,251)             -             -              -
 Transfers into Level 3 (2)                              900              -              -         1,536              -
 Transfers out of Level 3 (2)                         (3,872)        (3,965)        (5,019)            -              -
 Other (4)                                                 -              -              -        (1,529)             -
                                                ------------  -------------  -------------  ------------  -------------
Fair Value, end of period
 assets/(liabilities)                           $      1,755  $      18,627  $           -  $      1,144  $          18
                                                ============  =============  =============  ============  =============
Unrealized gains (losses) for the period
 relating to those Level 3 assets that were
 still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net     $          -  $           -  $           -  $       (454) $           -
    Asset management fees and other income      $          -  $           -  $           -  $          -  $           -
    Interest credited to policyholders'
     account balances                           $          -  $           -  $           -  $          -  $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                          Year Ended December 31, 2011
                                                     ----------------------------------------------------------------------
                                                                                                             Other Trading
                                                                                   Separate                 Account Assets-
                                                      Reinsurance                  Account   Future Policy      Equity
                                                      Recoverables  Other Assets  Assets (1)   Benefits       Securities
                                                     -------------  ------------  ---------- -------------  ---------------
                                                                                 (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      11,108  $      5,888     5,393   $      41,316   $          -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                (25,919)            -         -         (94,684)             -
    Asset management fees and other income                                     -         -               -             40
    Interest credited to policyholders' account
     balances                                                    -                     602               -              -
    Included in other comprehensive income (loss)                -           (13)        -               -              -
   Net investment income                                         -             -         -               -              -
   Purchases                                                68,488           104         -         (23,628)             -
   Sales                                                         -             -         -               -              -
   Issuances                                                     -             -         -               -              -
   Settlements                                                   -             -         -               -              -
   Transfers into Level 3 (2)                                    -             -         -               -              -
   Transfers out of Level 3 (2)                                  -        (5,979)        -               -              -
   Other (4)                                                     -             -         -               -          1,529
                                                     -------------  ------------    ------   -------------   ------------
Fair Value, end of period assets/(liabilities)       $      53,677  $          -    $5,995         (76,996)         1,569
                                                     =============  ============    ======   =============   ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $      18,797  $          -    $    -   $     (94,098)  $          -
    Asset management fees and other income           $           -  $          -    $    -   $           -   $          -
    Interest credited to policyholders' account
     balances                                        $           -  $          -    $  602   $           -   $          -

                                                                    Year Ended December 31, 2010
                                                     --------------------------------------------------------------
                                                     Fixed Maturities Available For Sale
                                                     ----------------------------------
                                                                                            Equity
                                                                                          Securities,    Separate
                                                       Corporate         Asset-Backed    Available for   Account
                                                       Securities         Securities         Sale       Assets (1)
                                                      --------------   ---------------   ------------- ------------
                                                                           (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $        2,398    $        25,259    $      576   $      5,104
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                       8               (139)            -              -
    Asset management fees and other income                        -                  -             -              -
    Interest credited to policyholder account
     balances                                                     -                  -             -            289
   Included in other comprehensive income (loss)                514             (1,258)         (374)             -
 Net investment income                                           34                164             -              -
 Purchases, sales, issuances, and settlements                  (148)             9,049            53              -
 Transfers into Level 3 (2)                                     957                  -             -              -
 Transfers out of Level 3 (2)                                  (127)           (16,456)            -              -
                                                      --------------   ---------------    ----------   ------------
Fair Value, end of period assets/(liabilities)       $        3,636    $        16,619    $      255   $      5,393
                                                      ==============   ===============    ==========   ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $           10    $           (41)   $        -   $          -
    Asset management fees and other income           $            -    $             -    $        -   $          -
    Interest credited to policyholders' account
     balances                                        $            -    $             -    $        -   $        289

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                                    Year Ended December 31, 2010
                                                                       -----------------------------------------------------
                                                                                                       Future
                                                                        Reinsurance                    Policy        Other
                                                                        Recoverables  Other Assets    Benefits    Liabilities
                                                                       -------------  ------------  ------------  -----------
                                                                                           (in thousands)
Fair Value, beginning of period assets/(liabilities)                   $      10,153  $      5,886  $      2,412  $      (67)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                                     (443)            -        47,655          67
    Asset management fees and other income                                                       -             -           -
   Included in other comprehensive income (loss)                                   -           263             -           -
 Net investment income                                                             -             -             -           -
 Purchases, sales, issuances, and settlements                                  1,398          (261)       (8,751)          -
 Transfers into Level 3 (2)                                                        -             -             -           -
 Transfers out of Level 3 (2)                                                      -             -             -           -
                                                                       -------------  ------------  ------------  ----------
Fair Value, end of period assets/(liabilities)                         $      11,108  $      5,888        41,316           -
                                                                       =============  ============  ============  ==========
Unrealized gains (losses) for the period relating to those
 Level 3 assets that were still held at the end of the period (3):
   Included in earnings:
    Realized investment gains (losses), net                            $        (303) $          -  $      8,290  $       70
    Asset management fees and other income                             $           -  $          -  $          -  $        -
    Interest credited to policyholders' account balances               $           -  $          -  $          -  $        -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statement of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that cannot be validated) for which information from third party pricing services (that can be validated) was previously utilized. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate. Other significant transfers into and/or out of Level 3 are discussed below:

For the year ended December 31, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets.

For the year ended December 31, 2010, the majority of the transfers out of Level 3 for Fixed Maturities Available-for-Sale- Assets-Backed Securities resulted from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages had been becoming increasingly active. The pricing received from independent pricing services could be validated by the Company. The market for asset-backed securities was deemed inactive in 2009.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                              December 31, 2012
                                                             ----------------------------------------------------
                                                                                                        Carrying
                                                                            Fair Value                 Amount (1)
                                                             ----------------------------------------- ----------
                                                             Level 1   Level 2    Level 3     Total      Total
                                                             -------- ---------- ---------- ---------- ----------
                                                                                     (in thousands)
Assets:
   Commercial mortgage and other loans                       $      - $        - $  237,932 $  237,932 $  221,728
   Policy loans                                                     -          -    254,824    254,824    173,622
   Cash                                                           822          -          -        822        822
   Accrued investment income                                        -     15,782          -     15,782     15,782
   Other assets                                                     -     25,348          -     25,348     25,170
                                                             -------- ---------- ---------- ---------- ----------
    Total assets                                             $    822 $   41,130 $  492,756 $  534,708 $  437,124
                                                             ======== ========== ========== ========== ==========
Liabilities:
   Policyholders' Account Balances - Investment Contracts           -    119,368     13,900    133,268    134,119
   Cash collateral for loaned securities                            -      2,134          -      2,134      2,134
   Securities sold under agreement to repurchase                    -          -          -          -          -
   Short-term debt                                                  -     24,377          -     24,377     24,000
   Long-term debt                                                   -     86,785          -     86,785     85,000
   Other liabilities                                                -     38,262          -     38,262     38,262
                                                             -------- ---------- ---------- ---------- ----------
    Total liabilities                                        $      - $  270,926 $   13,900 $  284,826 $  283,515
                                                             ======== ========== ========== ========== ==========

                                                               December 31, 2011
                                                             ---------------------
                                                                         Carrying
                                                             Fair Value   Amount
                                                             ---------- ----------
                                                               Total      Total
                                                             ---------- ----------

Assets:
   Commercial mortgage and other loans                       $  247,865 $  230,201
   Policy loans                                                 235,706    177,162
   Cash                                                           2,342      2,342
   Accrued investment income                                     17,275     17,275
   Other assets                                                  19,763     19,486
                                                             ---------- ----------
    Total assets                                             $  522,951 $  446,466
                                                             ========== ==========
Liabilities:
   Policyholders' Account Balances - Investment Contracts       113,010    113,938
   Cash collateral for loaned securities                         17,012     17,012
   Securities sold under agreement to repurchase                  3,216      3,216
   Short-term debt                                               26,027     26,000
   Long-term debt                                                44,266     44,000
   Other liabilities                                             30,728     30,728
                                                             ---------- ----------
    Total liabilities                                        $  234,259 $  234,894
                                                             ========== ==========

(1)Carrying values presented herein differ from those in the Company's Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Cash, Accrued Investment Income and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in other assets is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

Securities Sold under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities

Other liabilities are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

11.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell, and to hedge the currency risk associated with net investments in foreign operations and anticipated earnings of its foreign operations.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receive a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $117 million and $77 million as of December 31, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $85 million and $54 million as of December 31, 2012 and December 31, 2011, respectively.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-dealer or broker capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                             December 31, 2012              December 31, 2011
                                                      ------------------------------- ------------------------------
                                                                      Fair Value                       Fair Value
                                                       Notional  --------------------     Notional -------------------
                Primary Underlying                      Amount    Assets  Liabilities      Amount  Assets  Liabilities
----------------------------------------------------  ----------------------------------------------------------------

                                                                              (in thousands)
Derivatives Designated as Hedging Instruments:
  Currency/Interest Rate
  Currency Swaps                                      $   22,332 $      7 $  (1,330)      $ 14,972 $   221   $   (846)
                                                      ---------- -------- -----------     -------- ------- -----------
Total Qualifying Hedges                               $   22,332 $      7 $  (1,330)      $ 14,972 $   221   $   (846)
                                                      ========== ======== ===========     ======== ======= ===========
Derivatives Not Qualifying as Hedging Instruments:
  Interest
  Interest Rate Swaps                                 $   57,200 $  9,353 $        -      $ 57,200 $ 8,442   $       -
  Currency
  Credit
  Credit Default Swaps                                     9,275      614      (369)        17,000     118       (339)
  Currency/Interest Rate
  Currency Swaps                                           9,115        -      (836)        16,615       -       (909)
  Equity
  Equity Options                                       1,870,001   14,354    (9,555)             -       -           -
                                                      ---------- -------- -----------     -------- ------- -----------
Total Non-Qualifying Hedges                            1,945,591   24,321   (10,760)        90,815   8,560     (1,248)
                                                      ========== ======== ===========     ======== ======= ===========
Total Derivatives (1)                                 $1,967,923 $ 24,328 $ (12,090)      $105,787 $ 8,781   $ (2,094)
                                                      ========== ======== ===========     ======== ======= ===========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $119 million and $80 million as of December 31, 2012 and December 31, 2011, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                   Year Ended December 31, 2012
                                    ---------------------------------------------------------
                                                                                    Accumulated
                                       Realized            Net                         Other
                                      Investment        Investment     Other       Comprehensive
                                    Gains/(Losses)        Income       Income        Income(1)
                                    ----------------    -----------    --------    --------------
                                                          (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           23 $        8  $            (697)
                                    --------------      ----------     ------      -------------
  Total cash flow hedges                         -              23          8               (697)
                                    --------------      ----------     ------      -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              2,648               -          -                  -
  Currency                                       2               -          -                  -
  Currency/Interest Rate                      (147)              -         (6)                 -
  Credit                                      (285)              -          -                  -
  Equity                                      (211)              -          -                  -
  Embedded Derivatives                      (7,631)              -          -                  -
                                    --------------      ----------     ------      -------------
  Total non-qualifying hedges               (5,624)              -         (6)                 -
                                    --------------      ----------     ------      -------------
  Total                         $           (5,624) $           23 $        2  $            (697)
                                    ==============      ==========     ======      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                                                  Year Ended December 31, 2011
-                                   ---------------------------------------------------------
                                                                                    Accumulated
                                       Realized            Net                         Other
                                      Investment        Investment      Other      Comprehensive
                                    Gains/(Losses)        Income        Income       Income(1)
                                    --------------------------------    -------    -------------
                                                         (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $          (41) $        2 $             471
                                    --------------      ----------      ------     -------------
  Total cash flow hedges                         -             (41)          2               471
                                    --------------      ----------      ------     -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              9,402               -           -                 -
  Currency                                       -               -           -                 -
  Currency/Interest Rate                      (181)              -           -                 -
  Credit                                        68               -           -                 -
  Equity                                         -               -           -                 -
  Embedded Derivatives                    (121,599)              -           -                 -
                                    --------------      ----------      ------     -------------
  Total non-qualifying hedges             (112,310)              -           -                 -
                                    --------------      ----------      ------     -------------
  Total                         $         (112,310) $          (41) $        2 $             471
                                    ==============      ==========      ======     =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                  Year Ended December 31, 2010
                                ----------------------------------------------------------------
                                                                                   Accumulated
                                       Realized            Net                        Other
                                      Investment        Investment     Other      Comprehensive
                                    Gains/(Losses)        Income       Income       Income(1)
                                ----------------------------------------------------------------
                                                  (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           45 $        2 $            (426)
                                    --------------      ----------     ------     -------------
  Total cash flow hedges                         -              45          2              (426)
                                    --------------      ----------     ------     -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              6,717               -          -                 -
  Currency                                       -               -          -                 -
  Currency/Interest Rate                       617               -          -                 -
  Credit                                      (762)              -          -                 -
  Equity                                         -               -          -                 -
  Embedded Derivatives                      47,806               -          -                 -
                                    --------------      ----------     ------     -------------
  Total non-qualifying hedges               54,378               -          -                 -
                                    --------------      ----------     ------     -------------
  Total                         $           54,378  $           45 $        2 $            (426)
                                    ==============      ==========     ======     =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2012, 2011 and 2010, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2009                                                                    $  (675)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2010              (373)
Amount reclassified into current period earnings                                                  (52)
                                                                                     ----------------
Balance, December 31, 2010                                                                     (1,100)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011            (7,152)
Amount reclassified into current period earnings                                                7,622
                                                                                     ----------------
Balance, December 31, 2011                                                                       (630)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012              (666)
Amount reclassified into current period earnings                                                  (31)
                                                                                     ----------------
Balance, December 31, 2012                                                                    $(1,327)
                                                                                     ================

As of December 31, 2012 and 2011, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives Written

The Company wrote credit derivatives under which the Company was obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, was $0 million and $10 million notional of credit default swap ("CDS") selling protection with an associated fair value of $0 million and less than $1 million, at December 31, 2012 and December 31, 2011, respectively. These credit derivatives generally had maturities of less than 8 years and consisted of corporate securities within the finance industry. At December 31, 2011, the underlying credits had an NAIC designation rating of 1.

The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair values are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated other comprehensive income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $7 million at both December 31, 2012 and December 31, 2011. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $2 million and $3 million at December 31, 2012 and December 31, 2011, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2012 and December 31, 2011, the Company had $9 million and $7 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million for both periods.

Counterparty Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $39 million of commercial loans as of December 31, 2012. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $6 million as of December 31, 2012.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC., filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In June 2012, the Company filed a motion to dismiss the complaint. In December 2012, the Court granted the Company's motion to dismiss, and the complaint was dismissed with prejudice.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc.,
The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In April 2012, the Company filed a motion to dismiss the complaint. In September 2012, the complaint was withdrawn without prejudice.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and
(3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for the years ended December 31, 2012, 2011 and 2010. The expense charged to the Company for the deferred compensation program was $1 million for the years ended December 31, 2012 and 2011 and less than $1 million for the year ended December 31, 2010.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $2 million for the years ended December 31, 2012 and 2011 and $1 million for the year ended December 31, 2010.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $1 million for the years ended December 31, 2012, 2011 and 2010.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to unaffiliated broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $106 million, $95 million and $81 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance, or "COLI", policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1,195 million at December 31, 2012 and $1,068 million at December 31, 2011. Fees related to these COLI policies were $16 million, $16 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Pruco Life

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable COLI policies with Pruco Life. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                2012           2011
                            ------------   ------------
                                  (in thousands)
Reinsurance recoverables    $      5,287   $      6,716

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                2012    2011     2010
                               ------  ------  -------
                                    (in thousands)
Policy charges and fee income  (8,075) (7,602) (10,473)
Policyholders' benefits         1,220   2,738    5,738

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, written prior to January 1, 2010, excluding My Term and Return of Premium Term Life, or ("ROP Term Life"), through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                                 2012              2011
                                            --------------    --------------
                                                     (in thousands)
Reinsurance recoverables                    $      442,720    $      403,222
Deferred policy acquisition costs                  (91,561)          (96,712)
Other liabilities (reinsurance payables)             9,628             9,322

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                 2012             2011             2010
                                                           ---------------- ---------------- ----------------
Premiums                                                   $      (117,642) $      (124,578) $      (134,459)
Policyholders' benefits                                             104,944           99,155          107,939
Reinsurance expense allowances, net of capitalization and
 amortization                                                        24,387           25,867           29,085

PAR TERM

The Company reinsures 95% of the risks under its term life insurance policies issued on or after January 1, 2010, excluding My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                                 2012              2011
                                            ---------------   ---------------
                                                     (in thousands)
Reinsurance recoverables                    $        50,283   $        27,704
Deferred policy acquisition costs                  (51,914)          (31,443)
Other liabilities (reinsurance payables)              3,461             2,515

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                             2012            2011            2010
                                                                        --------------- --------------- ---------------
                                                                                        (in thousands)
Premiums                                                                $      (39,506) $      (24,402) $      (11,179)
Policyholders' benefits                                                          28,819          18,549           7,662
Reinsurance expense allowances, net of capitalization and amortization            7,427           4,403           2,399

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2012 the Company recaptured a portion of this agreement related to its universal life policies and now reinsures these risks with PAR U as discussed below.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                                2012            2011
                                            -------------   -------------
                                                   (in thousands)
Reinsurance recoverables                    $      23,766   $      30,045
Other liabilities (reinsurance payables)            2,476           3,389

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                             2012            2011            2010
                                                                        --------------- --------------- ---------------
                                                                                        (in thousands)
Premiums                                                                $       (3,137) $       (2,828) $       (3,638)
Policy charges and fee income                                                  (27,995)        (38,469)        (54,067)
Policyholders' benefits                                                          25,636          42,968          60,222
Reinsurance expense allowances, net of capitalization and amortization         (12,103)         (9,884)        (10,072)

PAR U

Effective July 1, 2012, the Company, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal protector and universal plus policies. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $359 million less a ceding allowance of $194 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on September 28, 2012 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the Company. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described below under "Affiliated Asset Transfers."

During the fourth quarter of 2012, the agreement between the Company and PAR U was amended to revise language to the consideration due to PAR U. This amendment resulted in a $21 million cash payment from the Company to PAR U.

Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                                           2012
                                                      --------------
                                                      (in thousands)
            Reinsurance recoverables                     $261,318
            Policy loans                                  (13,368)
            Deferred policy acquisition costs              (6,544)
            Other liabilities (reinsurance payables)       15,447

Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                             2012
                                                                        --------------
                                                                        (in thousands)
Policy charges and fee income                                           $     (21,150)
Net investment income                                                            (152)
Other income                                                                    1,807
Interest credited to policyholders' account balance                             4,000
Policyholders' benefits                                                         9,018
Reinsurance expense allowances, net of capitalization and amortization          6,611

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded to Pruco Re under these agreements which are included in "Realized investment (losses) gains, net" on the Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, are as follows:

                                                                          2012          2011          2010
                                                                      ------------- ------------- ------------
                                                                                   (in thousands)
Pruco Reinsurance
 Effective August 20, 2012
   Highest Daily Lifetime Income 2.0 ("HDI2.0")                                  98             -            -
   Spousal Highest Daily Lifetime Income 2.0 ("SHDI2.0")                         25             -            -
Effective October 1, 2011
   Highest Daily Lifetime Income ("HDI")                              $      11,456 $       9,369 $          -
   Spousal Highest Daily Lifetime Income ("SHDI")                             3,555         2,973            -
   Highest Daily Lifetime 6 Plus ("HD6+")                                    11,868        40,887            -
   Spousal Highest Daily Lifetime 6 Plus ("SHD6+")                            4,717        14,490            -
Effective Since 2006
   Spousal Lifetime Five ("SLT5")                                               168           173          167
Effective Since 2005
   Lifetime Five ("LT5")                                                      1,221         1,244        1,195
                                                                      ------------- ------------- ------------
Total Pruco Reinsurance                                               $      33,109 $      69,136 $      1,362
                                                                      ------------- ------------- ------------

Effective October 1, 2011, the Company ceded the HDI, SHDI, HD6+ and SHD6+ benefits to Pruco Re, as noted in the table above. The Company paid an initial premium of $62 million and established a reinsurance recoverable of $31 million resulting in an initial ceding loss of $32 million, recognized in "Realized investment gains (losses), net" in 2011.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $85 million and $54 million as of December 31, 2012 and 2011, respectively. The assets are reflected in "Reinsurance recoverables" in the Company's Statements of Financial Position. Realized gains (losses) were ($2) million, ($27) million and ($0.4) million for the years ended December 31, 2012, 2011 and 2010, respectively. Changes in realized gains (losses) for the year ended December 31, 2012, 2011 and 2010 periods were primarily due to changes in market conditions in each respective period.

Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates

In 2009 when implementing a revision to the reinsurance treaties with PARCC and PAR TERM modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowances did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During the second quarter 2011, the Company recorded the correction, charging $1 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income

The Company participates in a revenue sharing agreement with AST Investment Services, Inc, formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $19.3 million, $12.3 million and $3.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $6.1 million, $6.0 million and $5.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. These revenues are recorded as "Asset administration fees" in the Company's Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $2.6 million, $2.3 million and $2.1 million for the years ended
December 31, 2012, 2011 and 2010, respectively. These expenses are recorded as "Net Investment Income" in the Statements of Operations and Comprehensive Income (Loss).

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Affiliated Asset Transfers

The Company buys and sells assets to and from affiliated companies.

In December 2011, the Company purchased commercial loans from its parent company, Pruco Life. These securities had an amortized cost of $10 million and a fair market value of $11 million. The difference between amortized cost and fair market value of these transfers was accounted for as a decrease of $1 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold fixed maturity securities to its parent company, Pruco Life. These securities had an amortized cost of $13 million and a fair market value of $14 million. The difference between amortized cost and fair market of these transfers was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

In September 2012, the Company transferred fixed maturity securities and commercial mortgage loans to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These investments had an amortized cost of $142 million and a fair market value of $156 million. The net difference between amortized cost and the fair value was $14 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $5 million reflecting changes in market values of the consideration from the effective date through settlement date.

In September 2012, the Company sold fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $46 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2012.

Debt Agreements

The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. The Company had $24 million in short term debt as of December 31, 2012, including $11 million with Prudential Financial and $13 million with Washington Street Investment, and $26 million in short-term debt as of December 31, 2011. The Company had no short-term debt outstanding as of December 31, 2010. Total interest expense on this short-term affiliated debt to the Company was $0.2 million, $0.01 million and $0.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On December 16, 2011 the Company entered into a series of five $11 million borrowings with Prudential Financial, totaling $55 million. The loans have fixed interest rates ranging from 2.08% to 3.61% and maturity dates staggered one year apart, from December 17, 2012 to December 16, 2016. On December 16, 2012 one of these borrowings became current and is now classified as short-term debt on The Statements of Financial Position as of December 31, 2012. On December 17, 2012 another one of these $11 million borrowings was repaid. The total interest expense on this affiliated debt was $1.6 million and less than $0.1 million for the year ended December 31, 2012 and 2011, respectively.

On December 17, 2012, the Company entered into a series of five $13 million borrowings with Washington Street Investment, totaling $65 million. The loans have fixed interest rates ranging from 0.95% to 1.87% and maturity dates staggered one year apart, from December 17, 2013 to December 17, 2017. Of these borrowings, $13 million is current and is classified as short-term debt on The Statements of Financial Position as of December 31, 2012. The total interest expense on this affiliated debt was less than $0.1 million for the year ended December 31, 2012.

Contributed Capital

In June 2011, the Company received a capital contribution from Pruco Life in the amount of $21 million to fund acquisition costs for sales of variable annuities.

In December 2011, the Company received a capital contribution from Pruco Life in the amount of $17 million to fund acquisition costs for sales of variable annuities.

Derivative Trades

In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized in the table below:

                                                    March 31     June 30     September 30  December 31,
                                                   ---------------------------------------------------
                                                                      (in thousands)
2012
Total revenues                                     $    79,015 $    60,048  $      69,626  $    75,916
Total benefits and expenses                                305     102,086         15,142       23,805
Income (loss) from operations before income taxes       78,710     (42,038)        54,484       52,111
Net income (loss)                                  $    53,390 $   (27,449) $      40,293  $    37,825
                                                   =========== ===========  =============  ===========

2011
Total revenues                                     $    80,087 $    60,305  $     (51,055) $    31,823
Total benefits and expenses                             39,265      46,653        111,568       32,069
Income (loss) from operations before income taxes       40,822      13,652       (162,623)        (246)
Net income (loss)                                  $    28,566 $    10,231  $    (101,424) $     2,840
                                                   =========== ===========  =============  ===========

The quarterly historical information presented in the table above has been revised to reflect the impact of the retrospective adoption of the amended guidance related to the deferral of acquisition costs.

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of comprehensive income. Further, as described in Note 13 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/
PRICEWATERHOUSECOOPERS LLP

New York, New York
March 15, 2013

                                      PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

(1) Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2012; the Statements of Operations for the period ended December 31, 2012; the Statements of Changes in Net Assets for the periods ended December 31, 2012 and December 31, 2011; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2) Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2012 and 2011; and the Related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2012, 2011 and 2010; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement)

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 2)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3) Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). (Note 3)

(4)(a)Form of contract P-O/IND (5/11)NY                                (Note 9)

(b) Highest Daily Lifetime Income Benefit Rider P-RID-HD (1/11)NY      (Note 9)

(c) Highest Daily Lifetime Income Benefit Schedule P-SCH-HD (1/11)NY   (Note 9)

(d) Return of Adjusted Purchase Payments Death Benefit
Rider P-RID-ROP (5/11) NY                                              (Note 9)

(e) Medically-Related Surrender Endorsement P-END-MRS (2/10) NY        (Note 9)

(f) Medically-Related Surrender Schedule P-SCH-MRS (2/10) NY           (Note 9)

(g) Form of Highest Daily Lifetime Income Benefit 2.0
rider (P-RID-HD-7-12)-NY                                               (Note 12)

(h) Form of Highest Daily Lifetime Income Benefit 2.0
schedule (P-SCH-PRVA-HD-8-12)NY                                        (Note 12)

(i) Form of Highest Daily Lifetime Income Benefit v2.1
rider P-RID-HD(2-13)-NY (includes schedule pages P-SCH-HD(2-13)-NY     (Note 14)


(j) Amendatory Tax Endorsement.                                        (Note 16)


(5)(a)Form of Application PRVA-APP (5/11) NY                           (Note 9)

(b) Form of Application PRVA-APP (7/12) NY                             (Note 12)

(c) Form of Application for the Contract ORD203732-NY
Rev (2/13)                                                             (Note 14)

(6)(a) Articles of Incorporation of Pruco Life of New Jersey Insurance Company, as amended. (Note 4)

(c) Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012 (Note 15)

(b) By-laws of Pruco Life Insurance Company of New Jersey              (Note 5)


(7) Copy of Coinsurance Agreement between Depositor and: Pruco Reinsurance Ltd
for HDI 2.0                                                            (Note 16)


(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

(a) Copy of Fund Participation Agreement.                              (Note 5)

(b) Copy of Franklin Templeton Fund Participation Agreement            (Note 7)

(c) Shareholder Information Agreement (Sample Rule 22C-2).             (Note 6)


(d) Amendment to Fund Participation Agreement.                         (Note 16)


(9) Opinion of Counsel. (Note 8)

(10) Written Consent of Independent Registered Public
Accounting Firm                                                         (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney.

(a) Bernard J. Jacob (Note 10)

(b) Robert F. O'Donnell (Note 11)

(c) Yanela C. Frias (Note 13)

(d) Kent D. Sluyter (Note 14)

(e) Richard F. Lambert (Note 14)


(f) John Chieffo and Kenneth Y. Tanji (Note 16)


(Note 1) FILED HEREWITH

(Note 2) Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 5) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Pre-Effective Amendment No.1, Registration No. 333-162678 filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No.8 to Registration No. 333-162676 filed December 8, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Pre-Effective Amendment No.1, Registration No. 333-170468 filed April 1, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10) Incorporated by reference to Form N-4, Registration No. 333-170468 filed November 8, 2010, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-170468, filed May 14, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-170468, filed July 31, 2012, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Post-Effective Amendment No. 8 to Registration No. 333-170468, filed February 8, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 9 to Registration No. 333-170468, filed February 13, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.


(Note 16) Incorporated by reference to Post-Effective Amendment No. 10 to Registration No. 333-170466, filed April 12, 2013, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR indirectly in Registrant's variable annuity business):

The directors and officers of Pruco Life of New Jersey are listed below:


Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   -----------------------------------


John Chieffo                           Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917


Joseph D. Emanuel                      Vice President, Chief Legal Officer,
One Corporate Drive                    and Secretary
Shelton, Connecticut 06484-6208

Yanela C. Frias                        Vice President, Director,
213 Washington Street                  Chief Accounting Officer, and
Newark, New Jersey J 07102-2917        Chief Financial Officer

Sarah J. Hamid                         Senior Vice President, Chief Actuary,
213 Washington Street                  and Appointed Actuary
Newark, New Jersey 07102-2992


Bernard J. Jacob                       Director
751 Broad Street
Newark, New Jersey 07102-3714


Richard F. Lambert                     Director
751 Broad Street
Newark, New Jersey 07102-3714


James M. O'Connor                      Senior Vice President and Actuary
751 Broad Street
Newark, New Jersey 07102-3714


Robert F. O'Donnell                    Director, Chief Executive Officer,
One Corporate Drive                    and President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                        Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2992

Kenneth Y. Tanji                       Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account; the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account. Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the exhibits of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 22, 2013, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).


ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2013, there were 508 Qualified contract owners and 231 Non-Qualified contract owners.



ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New
Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

                                 POSITIONS AND OFFICES     POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER           WITH REGISTRANT

Timothy S. Cronin                Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208


Bruce Ferris                     President and Chief
One Corporate Drive              Executive Officer
Shelton, Connecticut             and Director
06484-6208

Yanela C. Frias                  Senior Vice President
213 Washington Street            and Director
Newark, New York
07102-2917


Jacob M. Herschler               Senior Vice President
One Corporate Drive              and Director
Shelton, Connecticut
06484-6208


Patricia L. Kelley               Senior Vice President
One Corporate Drive              and Director
Shelton, Connecticut
06484-6208


Steven P. Marenakos              Senior Vice President
One Corporate Drive              and Director
Shelton, Connecticut
06484-6208


Yvonne Rocco                     Senior Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Adam Scaramella                  Vice President,
2101 Welsh Road                  Secretary and Chief
Dresher, Pennsylvania            Legal Officer
19025-5001

Mark E. Sieb                     Treasurer
751 Broad Street
Newark, New Jersey
07102-3714

Steven Weinreb                   Chief Financial Officer
3 Gateway Center                 and Controller
Newark, New Jersey 07102-4061

Michael B. McCauley              Vice President and Chief
One Corporate Drive              Compliance Officer
Shelton, Connecticut
06484-6208

Robert R. Costello               Vice President
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

Andrew A. Morawiec               Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

(c) Commissions received by PAD during 2012 with respect to annuities issued through the registrant separate account.


                                         Net Underwriting
                                          Discounts and    Compensation on   Brokerage
Name of Principal Underwriter              Commissions       Redemption     Commissions  Compensation
---------------------------------------  ----------------  ---------------  -----------  ------------
Prudential Annuities Distributors, Inc*  $    106,497,788   $           -0-  $
-0-  $        -0-


----------
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 23rd day of December 2013.


       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  Registrant

                  BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                   DEPOSITOR

 /s/Robert F. O'Donnell
------------------------
Robert F. O'Donnell
President and Chief Executive Officer

                    PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                   DEPOSITOR

By: /s/Robert F. O'Donnell
    -----------------------
Robert F. O'Donnell
President and Chief Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                   Title                            Date
---------                   ------                           -----


Robert F. O'Donnell*        Chief Executive Officer,
--------------------------  Presidentand Director            December 23, 2013
Robert F. O'Donnell

Yanela C. Frias*            Chief Financial Officer,
--------------------------  Chief Accounting Officer,
Yanela C. Frias             Vice President and Director      December 23, 2013


Kent D. Sluyter*
--------------------------  Director                         December 23, 2013
Kent D. Sluyter

Kenneth Y. Tanji*
--------------------------  Director                         December 23, 2013
Kenneth Y. Tanji

John Chieffo*
--------------------------  Director                         December 23, 2013
John Chieffo

Bernard J. Jacob*
--------------------------  Director                         December 23, 2013
Bernard J. Jacob

Richard F. Lambert*
--------------------------  Director                         December 23, 2013
Richard F. Lambert


By:/s/Lynn K. Stone
-----------------------------------
Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

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                                    EXHIBITS

(b)(10)   Written Consent of Independent Registered Public Accounting Firm